UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2006

Item 1. Reports to Stockholders

Fidelity

Destiny®

Portfolios:

Destiny I - Class A

Semiannual Report

March 31, 2006

(Destiny_logo)

Contents

Semiannual Report

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Expenses Paid During Period* October 1, 2005 to March 31, 2006
Class O
Actual	$ 1,000.00	$ 1,111.50	$ 2.58
HypotheticalA	$ 1,000.00	$ 1,022.49	$ 2.47
Class A
Actual	$ 1,000.00	$ 1,109.60	$ 5.00
HypotheticalA	$ 1,000.00	$ 1,020.19	$ 4.78
Class T
Actual	$ 1,000.00	$ 1,107.40	$ 6.62
HypotheticalA	$ 1,000.00	$ 1,018.65	$ 6.34
Class B
Actual	$ 1,000.00	$ 1,104.80	$ 9.18
HypotheticalA	$ 1,000.00	$ 1,016.21	$ 8.80
Class C
Actual	$ 1,000.00	$ 1,104.90	$ 9.34
HypotheticalA	$ 1,000.00	$ 1,016.06	$ 8.95
Institutional Class
Actual	$ 1,000.00	$ 1,110.80	$ 4.26
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.49%
Class A	.95%
Class T	1.26%
Class B	1.75%
Class C	1.78%
Institutional Class	.81%

Semiannual Report

Investment Changes

Top Ten Equity Holdings
as of March 31, 2006	as of September 30, 2005
General Electric Co.	American International Group, Inc.
American International Group, Inc.	General Electric Co.
Home Depot, Inc.	Wal-Mart Stores, Inc.
Bank of America Corp.	Microsoft Corp.
Johnson & Johnson	Home Depot, Inc.
Wal-Mart Stores, Inc.	Robert Half International, Inc.
UnitedHealth Group, Inc.	eBay, Inc.
Google, Inc. Class A (sub. vtg.)	Dell, Inc.
Robert Half International, Inc.	UnitedHealth Group, Inc.
ACE Ltd.	Goldman Sachs Group, Inc.
Top Five Market Sectors
as of March 31, 2006	% of fund's net assets	as of September 30, 2005	% of fund's net assets
Financials	22.8	Financials	28.2
Information Technology	17.6	Information Technology	16.8
Energy	13.9	Industrials	14.6
Consumer Discretionary	13.6	Consumer Discretionary	14.1
Industrials	13.0	Energy	13.0
Asset Allocation (% of fund's net assets)
As of March 31, 2006 *		As of September 30, 2005 **
	Stocks 99.4%		Stocks 98.7%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	12.9%	** Foreign investments	12.1%

Semiannual Report

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.6%
Diversified Consumer Services - 2.2%
Apollo Group, Inc. Class A (a)	1,193,759	62,684,285
Bright Horizons Family Solutions, Inc. (a)	425,700	16,487,361
		79,171,646
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp. unit	608,900	28,843,593
Red Robin Gourmet Burgers, Inc. (a)	400,000	18,880,000
Starbucks Corp. (a)	23,466	883,260
		48,606,853
Media - 1.9%
Clear Channel Communications, Inc.	1,434,100	41,603,241
Clear Channel Outdoor Holding, Inc. Class A	248,100	5,817,945
Lamar Advertising Co. Class A (a)	315,875	16,621,343
McGraw-Hill Companies, Inc.	58,495	3,370,482
		67,413,011
Specialty Retail - 7.8%
Aeropostale, Inc. (a)	582,700	17,574,232
Best Buy Co., Inc.	1,021,537	57,134,564
Home Depot, Inc.	3,563,340	150,729,282
Staples, Inc.	2,036,200	51,963,824
		277,401,902
Textiles, Apparel & Luxury Goods - 0.3%
Fossil, Inc. (a)	544,902	10,124,279
TOTAL CONSUMER DISCRETIONARY		482,717,691
CONSUMER STAPLES - 5.0%
Food & Staples Retailing - 4.4%
CVS Corp.	855,600	25,556,772
Wal-Mart Stores, Inc.	2,747,700	129,801,348
		155,358,120
Food Products - 0.6%
Nestle SA (Reg.)	76,928	22,834,128
TOTAL CONSUMER STAPLES		178,192,248
ENERGY - 13.9%
Energy Equipment & Services - 5.6%
BJ Services Co.	306,984	10,621,646
Halliburton Co.	630,100	46,009,902
National Oilwell Varco, Inc. (a)	332,100	21,294,252
Noble Corp.	340,300	27,598,330
Schlumberger Ltd. (NY Shares)	433,400	54,855,438
Smith International, Inc.	322,000	12,545,120
Weatherford International Ltd. (a)	517,600	23,680,200
		196,604,888

	Shares	Value (Note 1)
Oil, Gas & Consumable Fuels - 8.3%
Amerada Hess Corp.	140,400	19,992,960
Apache Corp.	421,700	27,625,567
ConocoPhillips	1,129,600	71,334,240
Forest Oil Corp. (a)	345,000	12,827,100
Mariner Energy, Inc. New (a)	279,208	5,726,556
Occidental Petroleum Corp.	487,600	45,176,140
Total SA sponsored ADR	291,100	38,346,603
Valero Energy Corp.	899,800	53,790,044
XTO Energy, Inc.	450,000	19,606,500
		294,425,710
TOTAL ENERGY		491,030,598
FINANCIALS - 22.8%
Capital Markets - 1.7%
Goldman Sachs Group, Inc.	177,420	27,847,843
UBS AG (NY Shares)	295,500	32,496,135
		60,343,978
Commercial Banks - 4.6%
Bank of America Corp.	3,237,300	147,426,642
Standard Chartered PLC (United Kingdom)	681,505	16,953,110
		164,379,752
Diversified Financial Services - 1.5%
JPMorgan Chase & Co.	1,287,500	53,611,500
Insurance - 15.0%
ACE Ltd.	1,680,170	87,385,642
AMBAC Financial Group, Inc.	989,000	78,724,400
American International Group, Inc.	3,394,764	224,359,953
Hartford Financial Services Group, Inc.	391,500	31,535,325
W.R. Berkley Corp.	593,576	34,463,023
XL Capital Ltd. Class A	1,142,600	73,252,086
		529,720,429
TOTAL FINANCIALS		808,055,659
HEALTH CARE - 12.4%
Biotechnology - 2.0%
Alkermes, Inc. (a)	500,000	11,025,000
Cephalon, Inc. (a)(d)	687,700	41,433,925
Illumina, Inc. (a)	309,262	7,344,973
Vertex Pharmaceuticals, Inc. (a)	250,000	9,147,500
		68,951,398
Health Care Equipment & Supplies - 1.0%
C.R. Bard, Inc.	272,800	18,498,568
Waters Corp. (a)	424,000	18,295,600
		36,794,168
Health Care Providers & Services - 3.0%
UnitedHealth Group, Inc.	1,885,700	105,335,202
Pharmaceuticals - 6.4%
Allergan, Inc.	304,400	33,027,400
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)(d)	866,400	12,510,816
Johnson & Johnson	2,422,400	143,454,528
Roche Holding AG (participation certificate)	132,447	19,717,720
Teva Pharmaceutical Industries Ltd. sponsored ADR	469,400	19,329,892
		228,040,356
TOTAL HEALTH CARE		439,121,124
INDUSTRIALS - 13.0%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	1,867,800	79,885,806
Commercial Services & Supplies - 2.8%
Robert Half International, Inc.	2,564,580	99,018,434
Industrial Conglomerates - 7.3%
General Electric Co.	7,201,300	250,461,212
Smiths Group PLC	510,590	8,718,929
		259,180,141
Machinery - 0.7%
Deere & Co.	303,900	24,023,295
TOTAL INDUSTRIALS		462,107,676
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 0.9%
Research In Motion Ltd. (a)	372,500	31,619,154
Computers & Peripherals - 3.0%
Dell, Inc. (a)	2,794,700	83,170,272
NCR Corp. (a)	499,600	20,878,284
		104,048,556
Electronic Equipment & Instruments - 1.0%
Amphenol Corp. Class A	416,890	21,753,320
CDW Corp.	251,700	14,812,545
		36,565,865
Internet Software & Services - 5.5%
eBay, Inc. (a)	1,846,076	72,107,729
Google, Inc. Class A (sub. vtg.) (a)(d)	267,800	104,442,000
Yahoo!, Inc. (a)	579,500	18,694,670
		195,244,399
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	288,100	17,188,046
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	187,522	8,385,984
Semiconductors & Semiconductor Equipment - 1.4%
ARM Holdings PLC sponsored ADR	3,113,400	21,451,326

	Shares	Value (Note 1)
FormFactor, Inc. (a)	257,300	10,117,036
Intel Corp.	873,200	16,896,420
		48,464,782
Software - 5.1%
Cognos, Inc. (a)	400,000	15,560,666
Microsoft Corp.	2,949,598	80,258,562
Oracle Corp. (a)	3,934,800	53,867,412
Symantec Corp. (a)	1,872,900	31,520,907
		181,207,547
TOTAL INFORMATION TECHNOLOGY		622,724,333
MATERIALS - 1.1%
Chemicals - 0.5%
Praxair, Inc.	312,900	17,256,435
Metals & Mining - 0.6%
Mittal Steel Co. NV Class A (NY Shares) (d)	577,800	21,811,950
TOTAL MATERIALS		39,068,385
TOTAL COMMON STOCKS (Cost $3,236,754,367)		3,523,017,714
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (e)	262,000	262
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,426,590)		262
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 4.77% (b)	21,312,917	21,312,917
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	84,162,750	84,162,750
TOTAL MONEY MARKET FUNDS (Cost $105,475,667)		105,475,667
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $3,343,656,624)		3,628,493,643
NET OTHER ASSETS - (2.4)%		(86,228,828)
NET ASSETS - 100%		3,542,264,815
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $262 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	1,426,590
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 640,976
Fidelity Securities Lending Cash Central Fund	336,667
Total	977,643
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.1%
Bermuda	2.5%
Switzerland	2.1%
Netherlands Antilles	1.5%
Canada	1.3%
United Kingdom	1.3%
France	1.1%
Others (individually less than 1%)	3.1%
100.0%
Income Tax Information
At September 30, 2005, the fund had a capital loss carryforward of approximately $896,826,762 of which $166,281,599 and $730,545,163 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $82,203,778) - See accompanying schedule: Unaffiliated issuers (cost $3,238,180,957)	$ 3,523,017,976
Affiliated Central Funds (cost $105,475,667)	105,475,667
Total Investments (cost $3,343,656,624)		$ 3,628,493,643
Receivable for investments sold		10,880,733
Receivable for fund shares sold		1,055,984
Dividends receivable		4,283,387
Interest receivable		71,315
Prepaid expenses		10,664
Receivable from investment adviser for expense reductions		10,690
Other affiliated receivables		53,957
Other receivables		174,448
Total assets		3,645,034,821

Liabilities
Payable for investments purchased	$ 14,078,963
Payable for fund shares redeemed	2,794,359
Accrued management fee	1,285,525
Distribution fees payable	23,643
Other affiliated payables	325,001
Other payables and accrued expenses	99,765
Collateral on securities loaned, at value	84,162,750
Total liabilities		102,770,006

Net Assets		$ 3,542,264,815
Net Assets consist of:
Paid in capital		$ 3,979,746,059
Undistributed net investment income		6,628,437
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(728,946,582)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		284,836,901
Net Assets		$ 3,542,264,815

Statement of Assets and Liabilities - continued

Class O: Net Asset Value, offering price and redemption price per share ($3,104,484,017 ÷ 208,304,188 shares)	$ 14.90

Class A: Net Asset Value and redemption price per share ($104,678,022 ÷ 7,149,356 shares)	$ 14.64

Maximum offering price per share (100/94.25 of $14.64)	$ 15.53
Class T: Net Asset Value and redemption price per share ($3,626,356 ÷ 248,739 shares)	$ 14.58

Maximum offering price per share (100/96.50 of $14.58)	$ 15.11
Class B: Net Asset Value and offering price per share ($289,504 ÷ 19,892 shares)A	$ 14.55

Class C: Net Asset Value and offering price per share ($431,897 ÷ 29,702 shares)A	$ 14.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($328,755,019 ÷ 22,097,497 shares)	$ 14.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2006 (Unaudited)

Investment Income
Dividends		$ 19,981,115
Interest		818
Income from affiliated Central Funds		977,643
Total income		20,959,576

Expenses
Management fee	$ 7,222,741
Transfer agent fees	415,437
Distribution fees	123,537
Accounting and security lending fees	516,223
Independent trustees' compensation	6,585
Appreciation in deferred trustee compensation account	7,725
Custodian fees and expenses	59,586
Registration fees	62,786
Audit	35,608
Legal	23,469
Interest	1,504
Miscellaneous	87,550
Total expenses before reductions	8,562,751
Expense reductions	(245,691)	8,317,060
Net investment income (loss)		12,642,516
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $52,564)	202,325,403
Foreign currency transactions	(60,600)
Total net realized gain (loss)		202,264,803
Change in net unrealized appreciation (depreciation) on: Investment securities	128,652,856
Assets and liabilities in foreign currencies	6,025
Total change in net unrealized appreciation (depreciation)		128,658,881
Net gain (loss)		330,923,684
Net increase (decrease) in net assets resulting from operations		$ 343,566,200

Statement of Changes in Net Assets

	Six months ended March 31, 2006 (Unaudited)	Year ended September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,642,516	$ 39,294,530
Net realized gain (loss)	202,264,803	417,400,954
Change in net unrealized appreciation (depreciation)	128,658,881	(6,409,049)
Net increase (decrease) in net assets resulting from operations	343,566,200	450,286,435
Distributions to shareholders from net investment income	(25,013,078)	(41,350,640)
Share transactions - net increase (decrease)	153,504,798	(490,873,071)
Total increase (decrease) in net assets	472,057,920	(81,937,276)

Net Assets
Beginning of period	3,070,206,895	3,152,144,171
End of period (including undistributed net investment income of $6,628,437 and undistributed net investment income of $18,998,999, respectively)	$ 3,542,264,815	$ 3,070,206,895

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2006	Years ended September 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.85	$ 11.06	$ 9.31	$ 11.56	$ 22.09
Income from Investment Operations
Net investment income (loss) E	.06	.16 F	.10	.09	.10	.12
Net realized and unrealized gain (loss)	1.44	1.66	.78	1.75	(2.23)	(6.74)
Total from investment operations	1.50	1.82	.88	1.84	(2.13)	(6.62)
Distributions from net investment income	(.11)	(.16)	(.09)	(.09)	(.12)	(.13)
Distributions from net realized gain	-	-	-	-	-	(3.78)
Total distributions	(.11)	(.16)	(.09)	(.09)	(.12)	(3.91)
Net asset value, end of period	$ 14.90	$ 13.51	$ 11.85	$ 11.06	$ 9.31	$ 11.56
Total Return B, C, D	11.15%	15.46%	7.96%	19.88%	(18.69)%	(34.55)%
Ratios to Average Net Assets G
Expenses before reductions	.49% A	.49%	.49%	.49%	.48%	.40%
Expenses net of fee waivers, if any	.49% A	.49%	.49%	.49%	.48%	.40%
Expenses net of all reductions	.48% A	.44%	.47%	.46%	.44%	.37%
Net investment income (loss)	.79% A	1.27% F	.79%	.85%	.80%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,104,484	$2,988,758	$3,099,403	$3,144,123	$2,767,484	$3,633,310
Portfolio turnover rate	63% A	130%	52%	71%	93%	119%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

	Six months ended March 31, 2006	Years ended September 30,
	(Unaudited)	2005 J	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 11.62	$ 10.87	$ 9.16	$ 11.40	$ 21.90
Income from Investment Operations
Net investment income (loss) F	.02	.08 G	- I	- I	(.01)	(.02)
Net realized and unrealized gain (loss)	1.43	1.62	.77	1.73	(2.20)	(6.66)
Total from investment operations	1.45	1.70	.77	1.73	(2.21)	(6.68)
Distributions from net investment income	(.05)	(.08)	(.02)	(.02)	(.03)	(.04)
Distributions from net realized gain	-	-	-	-	-	(3.78)
Total distributions	(.05)	(.08)	(.02)	(.02)	(.03)	(3.82)
Net asset value, end of period	$ 14.64	$ 13.24	$ 11.62	$ 10.87	$ 9.16	$ 11.40
Total Return B, C, D, E	10.96%	14.68%	7.08%	18.91%	(19.46)%	(35.10)%
Ratios to Average Net Assets H
Expenses before reductions	.95% A	1.09%	1.29%	1.36%	1.36%	1.30%
Expenses net of fee waivers, if any	.95% A	1.08%	1.29%	1.36%	1.36%	1.30%
Expenses net of all reductions	.94% A	1.03%	1.27%	1.32%	1.31%	1.27%
Net investment income (loss)	.33% A	.67% G	-%	(.01)%	(.07)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,678	$ 80,938	$ 52,741	$ 31,240	$ 12,572	$ 6,469
Portfolio turnover rate	63% A	130%	52%	71%	93%	119%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	- H	- H
Net realized and unrealized gain (loss)	1.42	.40
Total from investment operations	1.42	.40
Distributions from net investment income	(.08)	-
Net asset value, end of period	$ 14.58	$ 13.24
Total Return B, C, D	10.74%	3.12%
Ratios to Average Net Assets G
Expenses before reductions	1.26% A	1.18% A
Expenses net of fee waivers, if any	1.26% A	1.18% A
Expenses net of all reductions	1.25% A	1.13% A
Net investment income (loss)	.02% A	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,626	$ 199
Portfolio turnover rate	63% A	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)
Net realized and unrealized gain (loss)	1.41	.40
Total from investment operations	1.38	.38
Distributions from net investment income	(.05)	-
Net asset value, end of period	$ 14.55	$ 13.22
Total Return B, C, D	10.48%	2.96%
Ratios to Average Net Assets G
Expenses before reductions	1.75% A	1.72% A
Expenses net of fee waivers, if any	1.75% A	1.72% A
Expenses net of all reductions	1.74% A	1.67% A
Net investment income (loss)	(.47)% A	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 290	$ 106
Portfolio turnover rate	63% A	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)
Net realized and unrealized gain (loss)	1.42	.40
Total from investment operations	1.39	.38
Distributions from net investment income	(.07)	-
Net asset value, end of period	$ 14.54	$ 13.22
Total Return B, C, D	10.49%	2.96%
Ratios to Average Net Assets G
Expenses before reductions	1.78% A	1.69% A
Expenses net of fee waivers, if any	1.78% A	1.69% A
Expenses net of all reductions	1.76% A	1.64% A
Net investment income (loss)	(.49)% A	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 432	$ 103
Portfolio turnover rate	63% A	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.03	.01
Net realized and unrealized gain (loss)	1.46	.41
Total from investment operations	1.49	.42
Distributions from net investment income	(.11)	-
Net asset value, end of period	$ 14.88	$ 13.50
Total Return B, C	11.08%	3.21%
Ratios to Average Net Assets F
Expenses before reductions	.81% A	.69% A
Expenses net of fee waivers, if any	.81% A	.69% A
Expenses net of all reductions	.80% A	.64% A
Net investment income (loss)	.47% A	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 328,755	$ 103
Portfolio turnover rate	63% A	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Destiny I (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares. On May 18, 2006, the Board of Trustees approved a change in the name of Destiny I to Fidelity Advisor Diversified Stock Fund effective June 30, 2006.

The fund offers six classes of shares, Class O, Class A, Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of Class O are only offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I: O, a unit investment trust. Shares of Class A are also offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I: N, a unit investment trust, as well as through intermediaries.

Fidelity intends to continue to offer contractual plans for sale, though pending federal legislation would prohibit future contractual plan sales. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 414,102,412
Unrealized depreciation	(157,784,861)
Net unrealized appreciation (depreciation)	256,317,551
Cost for federal income tax purposes	$ 3,372,176,092

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,188,218,068 and $1,026,052,965, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	116,850	9,318
Class T	.25%	.25%	4,420	308
Class B	.75%	.25%	851	773
Class C	.75%	.25%	1,416	1,135
			$ 123,537	$ 11,534

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares. Class A shares purchased through the Fidelity Systematic Investment Plans are not subject to these front-end and contingent deferred sales charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	1,944
Class T	727
Class B *	-
Class C *	-
$ 2,671

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FSC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC were as follows:

	Amount	% of Average Net Assets
Class O	$ 109,131	.01 *
Class A	101,908	.22 *
Class T	2,422	.27 *
Class B	238	.28 *
Class C	411	.29*
Institutional Class	201,327	.34 *
	$ 415,437

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,630 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,199,000	4.44%	$ 1,504

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $336,667.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class O	10,332
Class A	358
$ 10,690

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $233,743 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 1,258

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2006	Year ended September 30, 2005
From net investment income
Class O	$ 24,229,492	$ 40,955,964
Class A	321,645	394,677
Class T	1,411	-
Class B	610	-
Class C	1,082	-
Institutional Class	458,838	-
Total	$ 25,013,078	$ 41,350,641

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2006	Year ended September 30, 2005 A	Six months ended March 31, 2006	Year ended September 30, 2005 A
Class O
Shares sold	2,031,843	5,206,566	$ 29,089,594	$ 65,570,236
Reinvestment of distributions	1,401,692	2,742,268	20,198,420	34,388,033
Shares redeemed	(16,410,276)	(48,261,972)	(235,458,745)	(610,764,881)
Net increase (decrease)	(12,976,741)	(40,313,138)	$ (186,170,731)	$ (510,806,612)
Class A
Shares sold	1,282,402	1,996,836	$ 18,182,634	$ 24,737,006
Reinvestment of distributions	20,569	30,337	291,665	374,662
Shares redeemed	(264,846)	(456,304)	(3,732,654)	(5,677,227)
Net increase (decrease)	1,038,125	1,570,869	$ 14,741,645	$ 19,434,441
Class T
Shares sold	237,874	15,069	$ 3,395,455	$ 196,319
Reinvestment of distributions	100	-	1,411	-
Shares redeemed	(4,304)	-	(62,174)	-
Net increase (decrease)	233,670	15,069	$ 3,334,692	$ 196,319
Class B
Shares sold	12,061	8,001	$ 171,127	$ 102,781
Reinvestment of distributions	43	-	610	-
Shares redeemed	(213)	-	(2,742)	-
Net increase (decrease)	11,891	8,001	$ 168,995	$ 102,781
Class C
Shares sold	21,870	7,788	$ 308,131	$ 100,000
Reinvestment of distributions	44	-	624	-
Net increase (decrease)	21,914	7,788	$ 308,755	$ 100,000
Institutional Class
Shares sold	23,290,678	7,645	$ 338,774,551	$ 100,000
Reinvestment of distributions	31,810	-	458,064	-
Shares redeemed	(1,232,636)	-	(18,111,173)	-
Net increase (decrease)	22,089,852	7,645	$ 321,121,442	$ 100,000

A Share transactions for Class T, B, C and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,208,382,690.71	76.063%
Against	1,724,200,246.58	21.124%
Abstain	229,323,062.04	2.810%
Broker Non-Votes	288,938.96	0.004%
TOTAL	8,162,194,938.29	100.000%
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	7,841,421,406.70	96.070%
Withheld	320,773,531.59	3.930%
TOTAL	8,162,194,938.29	100.000%
Albert R. Gamper, Jr. B
Affirmative	7,828,620,938.56	95.913%
Withheld	333,573,999.73	4.087%
TOTAL	8,162,194,938.29	100.000%
Robert M. Gates
Affirmative	7,698,226,995.74	94.316%
Withheld	463,967,942.55	5.684%
TOTAL	8,162,194,938.29	100.000%
George H. Heilmeier
Affirmative	7,718,888,655.41	94.569%
Withheld	443,306,282.88	5.431%
TOTAL	8,162,194,938.29	100.000%
Abigail P. Johnson
Affirmative	7,673,911,405.84	94.018%
Withheld	488,283,532.45	5.982%
TOTAL	8,162,194,938.29	100.000%
Edward C. Johnson 3d
Affirmative	7,663,368,736.50	93.889%
Withheld	498,826,201.79	6.111%
TOTAL	8,162,194,938.29	100.000%
Stephen P. Jonas
Affirmative	7,691,649,604.32	94.235%
Withheld	470,545,333.97	5.765%
TOTAL	8,162,194,938.29	100.000%
Marie L. Knowles
Affirmative	7,715,176,904.55	94.523%
Withheld	447,018,033.74	5.477%
TOTAL	8,162,194,938.29	100.000%
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	7,724,450,005.27	94.637%
Withheld	437,744,933.02	5.363%
TOTAL	8,162,194,938.29	100.000%
Marvin L. Mann
Affirmative	7,705,305,152.88	94.402%
Withheld	456,889,785.41	5.598%
TOTAL	8,162,194,938.29	100.000%
William O. McCoy
Affirmative	7,694,658,613.44	94.272%
Withheld	467,536,324.85	5.728%
TOTAL	8,162,194,938.29	100.000%
Robert L. Reynolds
Affirmative	7,712,454,548.18	94.490%
Withheld	449,740,390.11	5.510%
TOTAL	8,162,194,938.29	100.000%
Cornelia M. Small
Affirmative	7,719,750,543.37	94.579%
Withheld	442,444,394.92	5.421%
TOTAL	8,162,194,938.29	100.000%
William S. Stavropoulos
Affirmative	7,721,337,234.05	94.599%
Withheld	440,857,704.24	5.401%
TOTAL	8,162,194,938.29	100.000%
Kenneth L. Wolfe
Affirmative	7,720,752,910.62	94.592%
Withheld	441,442,027.67	5.408%
TOTAL	8,162,194,938.29	100.000%
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Destiny I

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Fidelity
Destiny Portfolios:
Destiny I - Class A

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

DESIN-USAN-0506

1.791869.102

Fidelity

Destiny®

Portfolios:

Destiny I - Class O

Semiannual Report

March 31, 2006

(Destiny_logo)

Annual Report

Contents

Semiannual Report

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on http://advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Expenses Paid During Period* October 1, 2005 to March 31, 2006
Class O
Actual	$ 1,000.00	$ 1,111.50	$ 2.58
HypotheticalA	$ 1,000.00	$ 1,022.49	$ 2.47
Class A
Actual	$ 1,000.00	$ 1,109.60	$ 5.00
HypotheticalA	$ 1,000.00	$ 1,020.19	$ 4.78
Class T
Actual	$ 1,000.00	$ 1,107.40	$ 6.62
HypotheticalA	$ 1,000.00	$ 1,018.65	$ 6.34
Class B
Actual	$ 1,000.00	$ 1,104.80	$ 9.18
HypotheticalA	$ 1,000.00	$ 1,016.21	$ 8.80
Class C
Actual	$ 1,000.00	$ 1,104.90	$ 9.34
HypotheticalA	$ 1,000.00	$ 1,016.06	$ 8.95
Institutional Class
Actual	$ 1,000.00	$ 1,110.80	$ 4.26
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.49%
Class A	.95%
Class T	1.26%
Class B	1.75%
Class C	1.78%
Institutional Class	.81%

Semiannual Report

Investment Changes

Top Ten Equity Holdings
as of March 31, 2006	as of September 30, 2005
General Electric Co.	American International Group, Inc.
American International Group, Inc.	General Electric Co.
Home Depot, Inc.	Wal-Mart Stores, Inc.
Bank of America Corp.	Microsoft Corp.
Johnson & Johnson	Home Depot, Inc.
Wal-Mart Stores, Inc.	Robert Half International, Inc.
UnitedHealth Group, Inc.	eBay, Inc.
Google, Inc. Class A (sub. vtg.)	Dell, Inc.
Robert Half International, Inc.	UnitedHealth Group, Inc.
ACE Ltd.	Goldman Sachs Group, Inc.
Top Five Market Sectors
as of March 31, 2006	% of fund's net assets	as of September 30, 2005	% of fund's net assets
Financials	22.8	Financials	28.2
Information Technology	17.6	Information Technology	16.8
Energy	13.9	Industrials	14.6
Consumer Discretionary	13.6	Consumer Discretionary	14.1
Industrials	13.0	Energy	13.0
Asset Allocation (% of fund's net assets)
As of March 31, 2006 *		As of September 30, 2005 **
	Stocks 99.4%		Stocks 98.7%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	12.9%	** Foreign investments	12.1%

Semiannual Report

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.6%
Diversified Consumer Services - 2.2%
Apollo Group, Inc. Class A (a)	1,193,759	$ 62,684,285
Bright Horizons Family Solutions, Inc. (a)	425,700	16,487,361
		79,171,646
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp. unit	608,900	28,843,593
Red Robin Gourmet Burgers, Inc. (a)	400,000	18,880,000
Starbucks Corp. (a)	23,466	883,260
		48,606,853
Media - 1.9%
Clear Channel Communications, Inc.	1,434,100	41,603,241
Clear Channel Outdoor Holding, Inc. Class A	248,100	5,817,945
Lamar Advertising Co. Class A (a)	315,875	16,621,343
McGraw-Hill Companies, Inc.	58,495	3,370,482
		67,413,011
Specialty Retail - 7.8%
Aeropostale, Inc. (a)	582,700	17,574,232
Best Buy Co., Inc.	1,021,537	57,134,564
Home Depot, Inc.	3,563,340	150,729,282
Staples, Inc.	2,036,200	51,963,824
		277,401,902
Textiles, Apparel & Luxury Goods - 0.3%
Fossil, Inc. (a)	544,902	10,124,279
TOTAL CONSUMER DISCRETIONARY		482,717,691
CONSUMER STAPLES - 5.0%
Food & Staples Retailing - 4.4%
CVS Corp.	855,600	25,556,772
Wal-Mart Stores, Inc.	2,747,700	129,801,348
		155,358,120
Food Products - 0.6%
Nestle SA (Reg.)	76,928	22,834,128
TOTAL CONSUMER STAPLES		178,192,248
ENERGY - 13.9%
Energy Equipment & Services - 5.6%
BJ Services Co.	306,984	10,621,646
Halliburton Co.	630,100	46,009,902
National Oilwell Varco, Inc. (a)	332,100	21,294,252
Noble Corp.	340,300	27,598,330
Schlumberger Ltd. (NY Shares)	433,400	54,855,438
Smith International, Inc.	322,000	12,545,120
Weatherford International Ltd. (a)	517,600	23,680,200
		196,604,888

	Shares	Value (Note 1)
Oil, Gas & Consumable Fuels - 8.3%
Amerada Hess Corp.	140,400	$ 19,992,960
Apache Corp.	421,700	27,625,567
ConocoPhillips	1,129,600	71,334,240
Forest Oil Corp. (a)	345,000	12,827,100
Mariner Energy, Inc. New (a)	279,208	5,726,556
Occidental Petroleum Corp.	487,600	45,176,140
Total SA sponsored ADR	291,100	38,346,603
Valero Energy Corp.	899,800	53,790,044
XTO Energy, Inc.	450,000	19,606,500
		294,425,710
TOTAL ENERGY		491,030,598
FINANCIALS - 22.8%
Capital Markets - 1.7%
Goldman Sachs Group, Inc.	177,420	27,847,843
UBS AG (NY Shares)	295,500	32,496,135
		60,343,978
Commercial Banks - 4.6%
Bank of America Corp.	3,237,300	147,426,642
Standard Chartered PLC (United Kingdom)	681,505	16,953,110
		164,379,752
Diversified Financial Services - 1.5%
JPMorgan Chase & Co.	1,287,500	53,611,500
Insurance - 15.0%
ACE Ltd.	1,680,170	87,385,642
AMBAC Financial Group, Inc.	989,000	78,724,400
American International Group, Inc.	3,394,764	224,359,953
Hartford Financial Services Group, Inc.	391,500	31,535,325
W.R. Berkley Corp.	593,576	34,463,023
XL Capital Ltd. Class A	1,142,600	73,252,086
		529,720,429
TOTAL FINANCIALS		808,055,659
HEALTH CARE - 12.4%
Biotechnology - 2.0%
Alkermes, Inc. (a)	500,000	11,025,000
Cephalon, Inc. (a)(d)	687,700	41,433,925
Illumina, Inc. (a)	309,262	7,344,973
Vertex Pharmaceuticals, Inc. (a)	250,000	9,147,500
		68,951,398
Health Care Equipment & Supplies - 1.0%
C.R. Bard, Inc.	272,800	18,498,568
Waters Corp. (a)	424,000	18,295,600
		36,794,168
Health Care Providers & Services - 3.0%
UnitedHealth Group, Inc.	1,885,700	105,335,202
Pharmaceuticals - 6.4%
Allergan, Inc.	304,400	33,027,400
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)(d)	866,400	$ 12,510,816
Johnson & Johnson	2,422,400	143,454,528
Roche Holding AG (participation certificate)	132,447	19,717,720
Teva Pharmaceutical Industries Ltd. sponsored ADR	469,400	19,329,892
		228,040,356
TOTAL HEALTH CARE		439,121,124
INDUSTRIALS - 13.0%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	1,867,800	79,885,806
Commercial Services & Supplies - 2.8%
Robert Half International, Inc.	2,564,580	99,018,434
Industrial Conglomerates - 7.3%
General Electric Co.	7,201,300	250,461,212
Smiths Group PLC	510,590	8,718,929
		259,180,141
Machinery - 0.7%
Deere & Co.	303,900	24,023,295
TOTAL INDUSTRIALS		462,107,676
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 0.9%
Research In Motion Ltd. (a)	372,500	31,619,154
Computers & Peripherals - 3.0%
Dell, Inc. (a)	2,794,700	83,170,272
NCR Corp. (a)	499,600	20,878,284
		104,048,556
Electronic Equipment & Instruments - 1.0%
Amphenol Corp. Class A	416,890	21,753,320
CDW Corp.	251,700	14,812,545
		36,565,865
Internet Software & Services - 5.5%
eBay, Inc. (a)	1,846,076	72,107,729
Google, Inc. Class A (sub. vtg.) (a)(d)	267,800	104,442,000
Yahoo!, Inc. (a)	579,500	18,694,670
		195,244,399
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	288,100	17,188,046
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	187,522	8,385,984
Semiconductors & Semiconductor Equipment - 1.4%
ARM Holdings PLC sponsored ADR	3,113,400	21,451,326

	Shares	Value (Note 1)
FormFactor, Inc. (a)	257,300	$ 10,117,036
Intel Corp.	873,200	16,896,420
		48,464,782
Software - 5.1%
Cognos, Inc. (a)	400,000	15,560,666
Microsoft Corp.	2,949,598	80,258,562
Oracle Corp. (a)	3,934,800	53,867,412
Symantec Corp. (a)	1,872,900	31,520,907
		181,207,547
TOTAL INFORMATION TECHNOLOGY		622,724,333
MATERIALS - 1.1%
Chemicals - 0.5%
Praxair, Inc.	312,900	17,256,435
Metals & Mining - 0.6%
Mittal Steel Co. NV Class A (NY Shares) (d)	577,800	21,811,950
TOTAL MATERIALS		39,068,385
TOTAL COMMON STOCKS (Cost $3,236,754,367)		3,523,017,714
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (e)	262,000	262
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,426,590)		262
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 4.77% (b)	21,312,917	21,312,917
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	84,162,750	84,162,750
TOTAL MONEY MARKET FUNDS (Cost $105,475,667)		105,475,667
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $3,343,656,624)		3,628,493,643
NET OTHER ASSETS - (2.4)%		(86,228,828)
NET ASSETS - 100%		$ 3,542,264,815
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $262 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 1,426,590
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 640,976
Fidelity Securities Lending Cash Central Fund	336,667
Total	$ 977,643
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.1%
Bermuda	2.5%
Switzerland	2.1%
Netherlands Antilles	1.5%
Canada	1.3%
United Kingdom	1.3%
France	1.1%
Others (individually less than 1%)	3.1%
100.0%
Income Tax Information
At September 30, 2005, the fund had a capital loss carryforward of approximately $896,826,762 of which $166,281,599 and $730,545,163 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $82,203,778) - See accompanying schedule: Unaffiliated issuers (cost $3,238,180,957)	$ 3,523,017,976
Affiliated Central Funds (cost $105,475,667)	105,475,667
Total Investments (cost $3,343,656,624)		$ 3,628,493,643
Receivable for investments sold		10,880,733
Receivable for fund shares sold		1,055,984
Dividends receivable		4,283,387
Interest receivable		71,315
Prepaid expenses		10,664
Receivable from investment adviser for expense reductions		10,690
Other affiliated receivables		53,957
Other receivables		174,448
Total assets		3,645,034,821

Liabilities
Payable for investments purchased	$ 14,078,963
Payable for fund shares redeemed	2,794,359
Accrued management fee	1,285,525
Distribution fees payable	23,643
Other affiliated payables	325,001
Other payables and accrued expenses	99,765
Collateral on securities loaned, at value	84,162,750
Total liabilities		102,770,006

Net Assets		$ 3,542,264,815
Net Assets consist of:
Paid in capital		$ 3,979,746,059
Undistributed net investment income		6,628,437
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(728,946,582)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		284,836,901
Net Assets		$ 3,542,264,815

Statement of Assets and Liabilities - continued

Class O: Net Asset Value, offering price and redemption price per share ($3,104,484,017 ÷ 208,304,188 shares)	$ 14.90

Class A: Net Asset Value and redemption price per share ($104,678,022 ÷ 7,149,356 shares)	$ 14.64

Maximum offering price per share (100/94.25 of $14.64)	$ 15.53
Class T: Net Asset Value and redemption price per share ($3,626,356 ÷ 248,739 shares)	$ 14.58

Maximum offering price per share (100/96.50 of $14.58)	$ 15.11
Class B: Net Asset Value and offering price per share ($289,504 ÷ 19,892 shares)A	$ 14.55

Class C: Net Asset Value and offering price per share ($431,897 ÷ 29,702 shares)A	$ 14.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($328,755,019 ÷ 22,097,497 shares)	$ 14.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2006 (Unaudited)

Investment Income
Dividends		$ 19,981,115
Interest		818
Income from affiliated Central Funds		977,643
Total income		20,959,576

Expenses
Management fee	$ 7,222,741
Transfer agent fees	415,437
Distribution fees	123,537
Accounting and security lending fees	516,223
Independent trustees' compensation	6,585
Appreciation in deferred trustee compensation account	7,725
Custodian fees and expenses	59,586
Registration fees	62,786
Audit	35,608
Legal	23,469
Interest	1,504
Miscellaneous	87,550
Total expenses before reductions	8,562,751
Expense reductions	(245,691)	8,317,060
Net investment income (loss)		12,642,516
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $52,564)	202,325,403
Foreign currency transactions	(60,600)
Total net realized gain (loss)		202,264,803
Change in net unrealized appreciation (depreciation) on: Investment securities	128,652,856
Assets and liabilities in foreign currencies	6,025
Total change in net unrealized appreciation (depreciation)		128,658,881
Net gain (loss)		330,923,684
Net increase (decrease) in net assets resulting from operations		$ 343,566,200

Statement of Changes in Net Assets

	Six months ended March 31, 2006 (Unaudited)	Year ended September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,642,516	$ 39,294,530
Net realized gain (loss)	202,264,803	417,400,954
Change in net unrealized appreciation (depreciation)	128,658,881	(6,409,049)
Net increase (decrease) in net assets resulting from operations	343,566,200	450,286,435
Distributions to shareholders from net investment income	(25,013,078)	(41,350,640)
Share transactions - net increase (decrease)	153,504,798	(490,873,071)
Total increase (decrease) in net assets	472,057,920	(81,937,276)

Net Assets
Beginning of period	3,070,206,895	3,152,144,171
End of period (including undistributed net investment income of $6,628,437 and undistributed net investment income of $18,998,999, respectively)	$ 3,542,264,815	$ 3,070,206,895

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2006	Years ended September 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.85	$ 11.06	$ 9.31	$ 11.56	$ 22.09
Income from Investment Operations
Net investment income (loss) E	.06	.16 F	.10	.09	.10	.12
Net realized and unrealized gain (loss)	1.44	1.66	.78	1.75	(2.23)	(6.74)
Total from investment operations	1.50	1.82	.88	1.84	(2.13)	(6.62)
Distributions from net investment income	(.11)	(.16)	(.09)	(.09)	(.12)	(.13)
Distributions from net realized gain	-	-	-	-	-	(3.78)
Total distributions	(.11)	(.16)	(.09)	(.09)	(.12)	(3.91)
Net asset value, end of period	$ 14.90	$ 13.51	$ 11.85	$ 11.06	$ 9.31	$ 11.56
Total Return B, C, D	11.15%	15.46%	7.96%	19.88%	(18.69)%	(34.55)%
Ratios to Average Net Assets G
Expenses before reductions	.49% A	.49%	.49%	.49%	.48%	.40%
Expenses net of fee waivers, if any	.49% A	.49%	.49%	.49%	.48%	.40%
Expenses net of all reductions	.48% A	.44%	.47%	.46%	.44%	.37%
Net investment income (loss)	.79% A	1.27% F	.79%	.85%	.80%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,104,484	$ 2,988,758	$ 3,099,403	$ 3,144,123	$ 2,767,484	$ 3,633,310
Portfolio turnover rate	63% A	130%	52%	71%	93%	119%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

	Six months ended March 31, 2006	Years ended September 30,
	(Unaudited)	2005 J	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 11.62	$ 10.87	$ 9.16	$ 11.40	$ 21.90
Income from Investment Operations
Net investment income (loss) F	.02	.08 G	- I	- I	(.01)	(.02)
Net realized and unrealized gain (loss)	1.43	1.62	.77	1.73	(2.20)	(6.66)
Total from investment operations	1.45	1.70	.77	1.73	(2.21)	(6.68)
Distributions from net investment income	(.05)	(.08)	(.02)	(.02)	(.03)	(.04)
Distributions from net realized gain	-	-	-	-	-	(3.78)
Total distributions	(.05)	(.08)	(.02)	(.02)	(.03)	(3.82)
Net asset value, end of period	$ 14.64	$ 13.24	$ 11.62	$ 10.87	$ 9.16	$ 11.40
Total Return B, C, D, E	10.96%	14.68%	7.08%	18.91%	(19.46)%	(35.10)%
Ratios to Average Net Assets H
Expenses before reductions	.95% A	1.09%	1.29%	1.36%	1.36%	1.30%
Expenses net of fee waivers, if any	.95% A	1.08%	1.29%	1.36%	1.36%	1.30%
Expenses net of all reductions	.94% A	1.03%	1.27%	1.32%	1.31%	1.27%
Net investment income (loss)	.33% A	.67% G	-%	(.01)%	(.07)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,678	$ 80,938	$ 52,741	$ 31,240	$ 12,572	$ 6,469
Portfolio turnover rate	63% A	130%	52%	71%	93%	119%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	- H	- H
Net realized and unrealized gain (loss)	1.42	.40
Total from investment operations	1.42	.40
Distributions from net investment income	(.08)	-
Net asset value, end of period	$ 14.58	$ 13.24
Total Return B, C, D	10.74%	3.12%
Ratios to Average Net Assets G
Expenses before reductions	1.26% A	1.18% A
Expenses net of fee waivers, if any	1.26% A	1.18% A
Expenses net of all reductions	1.25% A	1.13% A
Net investment income (loss)	.02% A	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,626	$ 199
Portfolio turnover rate	63% A	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)
Net realized and unrealized gain (loss)	1.41	.40
Total from investment operations	1.38	.38
Distributions from net investment income	(.05)	-
Net asset value, end of period	$ 14.55	$ 13.22
Total Return B, C, D	10.48%	2.96%
Ratios to Average Net Assets G
Expenses before reductions	1.75% A	1.72% A
Expenses net of fee waivers, if any	1.75% A	1.72% A
Expenses net of all reductions	1.74% A	1.67% A
Net investment income (loss)	(.47)% A	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 290	$ 106
Portfolio turnover rate	63% A	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)
Net realized and unrealized gain (loss)	1.42	.40
Total from investment operations	1.39	.38
Distributions from net investment income	(.07)	-
Net asset value, end of period	$ 14.54	$ 13.22
Total Return B, C, D	10.49%	2.96%
Ratios to Average Net Assets G
Expenses before reductions	1.78% A	1.69% A
Expenses net of fee waivers, if any	1.78% A	1.69% A
Expenses net of all reductions	1.76% A	1.64% A
Net investment income (loss)	(.49)% A	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 432	$ 103
Portfolio turnover rate	63% A	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.03	.01
Net realized and unrealized gain (loss)	1.46	.41
Total from investment operations	1.49	.42
Distributions from net investment income	(.11)	-
Net asset value, end of period	$ 14.88	$ 13.50
Total Return B, C	11.08%	3.21%
Ratios to Average Net Assets F
Expenses before reductions	.81% A	.69% A
Expenses net of fee waivers, if any	.81% A	.69% A
Expenses net of all reductions	.80% A	.64% A
Net investment income (loss)	.47% A	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 328,755	$ 103
Portfolio turnover rate	63% A	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Destiny I (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares. On May 18, 2006, the Board of Trustees approved a change in the name of Destiny I to Fidelity Advisor Diversified Stock Fund effective June 30, 2006.

The fund offers six classes of shares, Class O, Class A, Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of Class O are only offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I: O, a unit investment trust. Shares of Class A are also offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I: N, a unit investment trust, as well as through intermediaries.

Fidelity intends to continue to offer contractual plans for sale, though pending federal legislation would prohibit future contractual plan sales. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 414,102,412
Unrealized depreciation	(157,784,861)
Net unrealized appreciation (depreciation)	256,317,551
Cost for federal income tax purposes	$ 3,372,176,092

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,188,218,068 and $1,026,052,965, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	116,850	9,318
Class T	.25%	.25%	4,420	308
Class B	.75%	.25%	851	773
Class C	.75%	.25%	1,416	1,135
			$ 123,537	$ 11,534

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares. Class A shares purchased through the Fidelity Systematic Investment Plans are not subject to these front-end and contingent deferred sales charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	1,944
Class T	727
Class B *	-
Class C *	-
$ 2,671

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FSC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC were as follows:

	Amount	% of Average Net Assets
Class O	$ 109,131	.01 *
Class A	101,908	.22 *
Class T	2,422	.27 *
Class B	238	.28 *
Class C	411	.29*
Institutional Class	201,327	.34 *
	$ 415,437

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,630 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,199,000	4.44%	$ 1,504

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $336,667.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class O	10,332
Class A	358
$ 10,690

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $233,743 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 1,258

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2006	Year ended September 30, 2005
From net investment income
Class O	$ 24,229,492	$ 40,955,964
Class A	321,645	394,677
Class T	1,411	-
Class B	610	-
Class C	1,082	-
Institutional Class	458,838	-
Total	$ 25,013,078	$ 41,350,641

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2006	Year ended September 30, 2005 A	Six months ended March 31, 2006	Year ended September 30, 2005 A
Class O
Shares sold	2,031,843	5,206,566	$ 29,089,594	$ 65,570,236
Reinvestment of distributions	1,401,692	2,742,268	20,198,420	34,388,033
Shares redeemed	(16,410,276)	(48,261,972)	(235,458,745)	(610,764,881)
Net increase (decrease)	(12,976,741)	(40,313,138)	$ (186,170,731)	$ (510,806,612)
Class A
Shares sold	1,282,402	1,996,836	$ 18,182,634	$ 24,737,006
Reinvestment of distributions	20,569	30,337	291,665	374,662
Shares redeemed	(264,846)	(456,304)	(3,732,654)	(5,677,227)
Net increase (decrease)	1,038,125	1,570,869	$ 14,741,645	$ 19,434,441
Class T
Shares sold	237,874	15,069	$ 3,395,455	$ 196,319
Reinvestment of distributions	100	-	1,411	-
Shares redeemed	(4,304)	-	(62,174)	-
Net increase (decrease)	233,670	15,069	$ 3,334,692	$ 196,319
Class B
Shares sold	12,061	8,001	$ 171,127	$ 102,781
Reinvestment of distributions	43	-	610	-
Shares redeemed	(213)	-	(2,742)	-
Net increase (decrease)	11,891	8,001	$ 168,995	$ 102,781
Class C
Shares sold	21,870	7,788	$ 308,131	$ 100,000
Reinvestment of distributions	44	-	624	-
Net increase (decrease)	21,914	7,788	$ 308,755	$ 100,000
Institutional Class
Shares sold	23,290,678	7,645	$ 338,774,551	$ 100,000
Reinvestment of distributions	31,810	-	458,064	-
Shares redeemed	(1,232,636)	-	(18,111,173)	-
Net increase (decrease)	22,089,852	7,645	$ 321,121,442	$ 100,000

A Share transactions for Class T, B, C and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,208,382,690.71	76.063%
Against	1,724,200,246.58	21.124%
Abstain	229,323,062.04	2.810%
Broker Non-Votes	288,938.96	0.004%
TOTAL	8,162,194,938.29	100.000%
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	7,841,421,406.70	96.070%
Withheld	320,773,531.59	3.930%
TOTAL	8,162,194,938.29	100.000%
Albert R. Gamper, Jr. B
Affirmative	7,828,620,938.56	95.913%
Withheld	333,573,999.73	4.087%
TOTAL	8,162,194,938.29	100.000%
Robert M. Gates
Affirmative	7,698,226,995.74	94.316%
Withheld	463,967,942.55	5.684%
TOTAL	8,162,194,938.29	100.000%
George H. Heilmeier
Affirmative	7,718,888,655.41	94.569%
Withheld	443,306,282.88	5.431%
TOTAL	8,162,194,938.29	100.000%
Abigail P. Johnson
Affirmative	7,673,911,405.84	94.018%
Withheld	488,283,532.45	5.982%
TOTAL	8,162,194,938.29	100.000%
Edward C. Johnson 3d
Affirmative	7,663,368,736.50	93.889%
Withheld	498,826,201.79	6.111%
TOTAL	8,162,194,938.29	100.000%
Stephen P. Jonas
Affirmative	7,691,649,604.32	94.235%
Withheld	470,545,333.97	5.765%
TOTAL	8,162,194,938.29	100.000%
Marie L. Knowles
Affirmative	7,715,176,904.55	94.523%
Withheld	447,018,033.74	5.477%
TOTAL	8,162,194,938.29	100.000%
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	7,724,450,005.27	94.637%
Withheld	437,744,933.02	5.363%
TOTAL	8,162,194,938.29	100.000%
Marvin L. Mann
Affirmative	7,705,305,152.88	94.402%
Withheld	456,889,785.41	5.598%
TOTAL	8,162,194,938.29	100.000%
William O. McCoy
Affirmative	7,694,658,613.44	94.272%
Withheld	467,536,324.85	5.728%
TOTAL	8,162,194,938.29	100.000%
Robert L. Reynolds
Affirmative	7,712,454,548.18	94.490%
Withheld	449,740,390.11	5.510%
TOTAL	8,162,194,938.29	100.000%
Cornelia M. Small
Affirmative	7,719,750,543.37	94.579%
Withheld	442,444,394.92	5.421%
TOTAL	8,162,194,938.29	100.000%
William S. Stavropoulos
Affirmative	7,721,337,234.05	94.599%
Withheld	440,857,704.24	5.401%
TOTAL	8,162,194,938.29	100.000%
Kenneth L. Wolfe
Affirmative	7,720,752,910.62	94.592%
Withheld	441,442,027.67	5.408%
TOTAL	8,162,194,938.29	100.000%
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Destiny I

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Fidelity
Destiny Portfolios:
Destiny I - Class O

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

DESIO-USAN-0506

1.791867.102

Fidelity Advisor

Destiny I Fund

Class A, Class T, Class B and Class C

Semiannual Report

March 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Destiny® I

Contents

Semiannual Report

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Expenses Paid During Period* October 1, 2005 to March 31, 2006
Class O
Actual	$ 1,000.00	$ 1,111.50	$ 2.58
HypotheticalA	$ 1,000.00	$ 1,022.49	$ 2.47
Class A
Actual	$ 1,000.00	$ 1,109.60	$ 5.00
HypotheticalA	$ 1,000.00	$ 1,020.19	$ 4.78
Class T
Actual	$ 1,000.00	$ 1,107.40	$ 6.62
HypotheticalA	$ 1,000.00	$ 1,018.65	$ 6.34
Class B
Actual	$ 1,000.00	$ 1,104.80	$ 9.18
HypotheticalA	$ 1,000.00	$ 1,016.21	$ 8.80
Class C
Actual	$ 1,000.00	$ 1,104.90	$ 9.34
HypotheticalA	$ 1,000.00	$ 1,016.06	$ 8.95
Institutional Class
Actual	$ 1,000.00	$ 1,110.80	$ 4.26
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.49%
Class A	.95%
Class T	1.26%
Class B	1.75%
Class C	1.78%
Institutional Class	.81%

Semiannual Report

Investment Changes

Top Ten Equity Holdings
as of March 31, 2006	as of September 30, 2005
General Electric Co.	American International Group, Inc.
American International Group, Inc.	General Electric Co.
Home Depot, Inc.	Wal-Mart Stores, Inc.
Bank of America Corp.	Microsoft Corp.
Johnson & Johnson	Home Depot, Inc.
Wal-Mart Stores, Inc.	Robert Half International, Inc.
UnitedHealth Group, Inc.	eBay, Inc.
Google, Inc. Class A (sub. vtg.)	Dell, Inc.
Robert Half International, Inc.	UnitedHealth Group, Inc.
ACE Ltd.	Goldman Sachs Group, Inc.
Top Five Market Sectors
as of March 31, 2006	% of fund's net assets	as of September 30, 2005	% of fund's net assets
Financials	22.8	Financials	28.2
Information Technology	17.6	Information Technology	16.8
Energy	13.9	Industrials	14.6
Consumer Discretionary	13.6	Consumer Discretionary	14.1
Industrials	13.0	Energy	13.0
Asset Allocation (% of fund's net assets)
As of March 31, 2006 *		As of September 30, 2005 **
	Stocks 99.4%		Stocks 98.7%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	12.9%	** Foreign investments	12.1%

Semiannual Report

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.6%
Diversified Consumer Services - 2.2%
Apollo Group, Inc. Class A (a)	1,193,759	$ 62,684,285
Bright Horizons Family Solutions, Inc. (a)	425,700	16,487,361
		79,171,646
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp. unit	608,900	28,843,593
Red Robin Gourmet Burgers, Inc. (a)	400,000	18,880,000
Starbucks Corp. (a)	23,466	883,260
		48,606,853
Media - 1.9%
Clear Channel Communications, Inc.	1,434,100	41,603,241
Clear Channel Outdoor Holding, Inc. Class A	248,100	5,817,945
Lamar Advertising Co. Class A (a)	315,875	16,621,343
McGraw-Hill Companies, Inc.	58,495	3,370,482
		67,413,011
Specialty Retail - 7.8%
Aeropostale, Inc. (a)	582,700	17,574,232
Best Buy Co., Inc.	1,021,537	57,134,564
Home Depot, Inc.	3,563,340	150,729,282
Staples, Inc.	2,036,200	51,963,824
		277,401,902
Textiles, Apparel & Luxury Goods - 0.3%
Fossil, Inc. (a)	544,902	10,124,279
TOTAL CONSUMER DISCRETIONARY		482,717,691
CONSUMER STAPLES - 5.0%
Food & Staples Retailing - 4.4%
CVS Corp.	855,600	25,556,772
Wal-Mart Stores, Inc.	2,747,700	129,801,348
		155,358,120
Food Products - 0.6%
Nestle SA (Reg.)	76,928	22,834,128
TOTAL CONSUMER STAPLES		178,192,248
ENERGY - 13.9%
Energy Equipment & Services - 5.6%
BJ Services Co.	306,984	10,621,646
Halliburton Co.	630,100	46,009,902
National Oilwell Varco, Inc. (a)	332,100	21,294,252
Noble Corp.	340,300	27,598,330
Schlumberger Ltd. (NY Shares)	433,400	54,855,438
Smith International, Inc.	322,000	12,545,120
Weatherford International Ltd. (a)	517,600	23,680,200
		196,604,888

	Shares	Value (Note 1)
Oil, Gas & Consumable Fuels - 8.3%
Amerada Hess Corp.	140,400	$ 19,992,960
Apache Corp.	421,700	27,625,567
ConocoPhillips	1,129,600	71,334,240
Forest Oil Corp. (a)	345,000	12,827,100
Mariner Energy, Inc. New (a)	279,208	5,726,556
Occidental Petroleum Corp.	487,600	45,176,140
Total SA sponsored ADR	291,100	38,346,603
Valero Energy Corp.	899,800	53,790,044
XTO Energy, Inc.	450,000	19,606,500
		294,425,710
TOTAL ENERGY		491,030,598
FINANCIALS - 22.8%
Capital Markets - 1.7%
Goldman Sachs Group, Inc.	177,420	27,847,843
UBS AG (NY Shares)	295,500	32,496,135
		60,343,978
Commercial Banks - 4.6%
Bank of America Corp.	3,237,300	147,426,642
Standard Chartered PLC (United Kingdom)	681,505	16,953,110
		164,379,752
Diversified Financial Services - 1.5%
JPMorgan Chase & Co.	1,287,500	53,611,500
Insurance - 15.0%
ACE Ltd.	1,680,170	87,385,642
AMBAC Financial Group, Inc.	989,000	78,724,400
American International Group, Inc.	3,394,764	224,359,953
Hartford Financial Services Group, Inc.	391,500	31,535,325
W.R. Berkley Corp.	593,576	34,463,023
XL Capital Ltd. Class A	1,142,600	73,252,086
		529,720,429
TOTAL FINANCIALS		808,055,659
HEALTH CARE - 12.4%
Biotechnology - 2.0%
Alkermes, Inc. (a)	500,000	11,025,000
Cephalon, Inc. (a)(d)	687,700	41,433,925
Illumina, Inc. (a)	309,262	7,344,973
Vertex Pharmaceuticals, Inc. (a)	250,000	9,147,500
		68,951,398
Health Care Equipment & Supplies - 1.0%
C.R. Bard, Inc.	272,800	18,498,568
Waters Corp. (a)	424,000	18,295,600
		36,794,168
Health Care Providers & Services - 3.0%
UnitedHealth Group, Inc.	1,885,700	105,335,202
Pharmaceuticals - 6.4%
Allergan, Inc.	304,400	33,027,400
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)(d)	866,400	$ 12,510,816
Johnson & Johnson	2,422,400	143,454,528
Roche Holding AG (participation certificate)	132,447	19,717,720
Teva Pharmaceutical Industries Ltd. sponsored ADR	469,400	19,329,892
		228,040,356
TOTAL HEALTH CARE		439,121,124
INDUSTRIALS - 13.0%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	1,867,800	79,885,806
Commercial Services & Supplies - 2.8%
Robert Half International, Inc.	2,564,580	99,018,434
Industrial Conglomerates - 7.3%
General Electric Co.	7,201,300	250,461,212
Smiths Group PLC	510,590	8,718,929
		259,180,141
Machinery - 0.7%
Deere & Co.	303,900	24,023,295
TOTAL INDUSTRIALS		462,107,676
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 0.9%
Research In Motion Ltd. (a)	372,500	31,619,154
Computers & Peripherals - 3.0%
Dell, Inc. (a)	2,794,700	83,170,272
NCR Corp. (a)	499,600	20,878,284
		104,048,556
Electronic Equipment & Instruments - 1.0%
Amphenol Corp. Class A	416,890	21,753,320
CDW Corp.	251,700	14,812,545
		36,565,865
Internet Software & Services - 5.5%
eBay, Inc. (a)	1,846,076	72,107,729
Google, Inc. Class A (sub. vtg.) (a)(d)	267,800	104,442,000
Yahoo!, Inc. (a)	579,500	18,694,670
		195,244,399
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	288,100	17,188,046
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	187,522	8,385,984
Semiconductors & Semiconductor Equipment - 1.4%
ARM Holdings PLC sponsored ADR	3,113,400	21,451,326

	Shares	Value (Note 1)
FormFactor, Inc. (a)	257,300	$ 10,117,036
Intel Corp.	873,200	16,896,420
		48,464,782
Software - 5.1%
Cognos, Inc. (a)	400,000	15,560,666
Microsoft Corp.	2,949,598	80,258,562
Oracle Corp. (a)	3,934,800	53,867,412
Symantec Corp. (a)	1,872,900	31,520,907
		181,207,547
TOTAL INFORMATION TECHNOLOGY		622,724,333
MATERIALS - 1.1%
Chemicals - 0.5%
Praxair, Inc.	312,900	17,256,435
Metals & Mining - 0.6%
Mittal Steel Co. NV Class A (NY Shares) (d)	577,800	21,811,950
TOTAL MATERIALS		39,068,385
TOTAL COMMON STOCKS (Cost $3,236,754,367)		3,523,017,714
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (e)	262,000	262
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,426,590)		262
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 4.77% (b)	21,312,917	21,312,917
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	84,162,750	84,162,750
TOTAL MONEY MARKET FUNDS (Cost $105,475,667)		105,475,667
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $3,343,656,624)		3,628,493,643
NET OTHER ASSETS - (2.4)%		(86,228,828)
NET ASSETS - 100%		$ 3,542,264,815
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $262 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 1,426,590
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 640,976
Fidelity Securities Lending Cash Central Fund	336,667
Total	$ 977,643
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.1%
Bermuda	2.5%
Switzerland	2.1%
Netherlands Antilles	1.5%
Canada	1.3%
United Kingdom	1.3%
France	1.1%
Others (individually less than 1%)	3.1%
100.0%
Income Tax Information
At September 30, 2005, the fund had a capital loss carryforward of approximately $896,826,762 of which $166,281,599 and $730,545,163 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $82,203,778) - See accompanying schedule: Unaffiliated issuers (cost $3,238,180,957)	$ 3,523,017,976
Affiliated Central Funds (cost $105,475,667)	105,475,667
Total Investments (cost $3,343,656,624)		$ 3,628,493,643
Receivable for investments sold		10,880,733
Receivable for fund shares sold		1,055,984
Dividends receivable		4,283,387
Interest receivable		71,315
Prepaid expenses		10,664
Receivable from investment adviser for expense reductions		10,690
Other affiliated receivables		53,957
Other receivables		174,448
Total assets		3,645,034,821

Liabilities
Payable for investments purchased	$ 14,078,963
Payable for fund shares redeemed	2,794,359
Accrued management fee	1,285,525
Distribution fees payable	23,643
Other affiliated payables	325,001
Other payables and accrued expenses	99,765
Collateral on securities loaned, at value	84,162,750
Total liabilities		102,770,006

Net Assets		$ 3,542,264,815
Net Assets consist of:
Paid in capital		$ 3,979,746,059
Undistributed net investment income		6,628,437
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(728,946,582)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		284,836,901
Net Assets		$ 3,542,264,815

Statement of Assets and Liabilities - continued

Class O: Net Asset Value, offering price and redemption price per share ($3,104,484,017 ÷ 208,304,188 shares)	$ 14.90

Class A: Net Asset Value and redemption price per share ($104,678,022 ÷ 7,149,356 shares)	$ 14.64

Maximum offering price per share (100/94.25 of $14.64)	$ 15.53
Class T: Net Asset Value and redemption price per share ($3,626,356 ÷ 248,739 shares)	$ 14.58

Maximum offering price per share (100/96.50 of $14.58)	$ 15.11
Class B: Net Asset Value and offering price per share ($289,504 ÷ 19,892 shares)A	$ 14.55

Class C: Net Asset Value and offering price per share ($431,897 ÷ 29,702 shares)A	$ 14.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($328,755,019 ÷ 22,097,497 shares)	$ 14.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2006 (Unaudited)

Investment Income
Dividends		$ 19,981,115
Interest		818
Income from affiliated Central Funds		977,643
Total income		20,959,576

Expenses
Management fee	$ 7,222,741
Transfer agent fees	415,437
Distribution fees	123,537
Accounting and security lending fees	516,223
Independent trustees' compensation	6,585
Appreciation in deferred trustee compensation account	7,725
Custodian fees and expenses	59,586
Registration fees	62,786
Audit	35,608
Legal	23,469
Interest	1,504
Miscellaneous	87,550
Total expenses before reductions	8,562,751
Expense reductions	(245,691)	8,317,060
Net investment income (loss)		12,642,516
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $52,564)	202,325,403
Foreign currency transactions	(60,600)
Total net realized gain (loss)		202,264,803
Change in net unrealized appreciation (depreciation) on: Investment securities	128,652,856
Assets and liabilities in foreign currencies	6,025
Total change in net unrealized appreciation (depreciation)		128,658,881
Net gain (loss)		330,923,684
Net increase (decrease) in net assets resulting from operations		$ 343,566,200

Statement of Changes in Net Assets

	Six months ended March 31, 2006 (Unaudited)	Year ended September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,642,516	$ 39,294,530
Net realized gain (loss)	202,264,803	417,400,954
Change in net unrealized appreciation (depreciation)	128,658,881	(6,409,049)
Net increase (decrease) in net assets resulting from operations	343,566,200	450,286,435
Distributions to shareholders from net investment income	(25,013,078)	(41,350,640)
Share transactions - net increase (decrease)	153,504,798	(490,873,071)
Total increase (decrease) in net assets	472,057,920	(81,937,276)

Net Assets
Beginning of period	3,070,206,895	3,152,144,171
End of period (including undistributed net investment income of $6,628,437 and undistributed net investment income of $18,998,999, respectively)	$ 3,542,264,815	$ 3,070,206,895

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2006	Years ended September 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.85	$ 11.06	$ 9.31	$ 11.56	$ 22.09
Income from Investment Operations
Net investment income (loss) E	.06	.16 F	.10	.09	.10	.12
Net realized and unrealized gain (loss)	1.44	1.66	.78	1.75	(2.23)	(6.74)
Total from investment operations	1.50	1.82	.88	1.84	(2.13)	(6.62)
Distributions from net investment income	(.11)	(.16)	(.09)	(.09)	(.12)	(.13)
Distributions from net realized gain	-	-	-	-	-	(3.78)
Total distributions	(.11)	(.16)	(.09)	(.09)	(.12)	(3.91)
Net asset value, end of period	$ 14.90	$ 13.51	$ 11.85	$ 11.06	$ 9.31	$ 11.56
Total Return B, C, D	11.15%	15.46%	7.96%	19.88%	(18.69)%	(34.55)%
Ratios to Average Net Assets G
Expenses before reductions	.49% A	.49%	.49%	.49%	.48%	.40%
Expenses net of fee waivers, if any	.49% A	.49%	.49%	.49%	.48%	.40%
Expenses net of all reductions	.48% A	.44%	.47%	.46%	.44%	.37%
Net investment income (loss)	.79% A	1.27% F	.79%	.85%	.80%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,104,484	$ 2,988,758	$ 3,099,403	$ 3,144,123	$ 2,767,484	$ 3,633,310
Portfolio turnover rate	63% A	130%	52%	71%	93%	119%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

	Six months ended March 31, 2006	Years ended September 30,
	(Unaudited)	2005 J	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 11.62	$ 10.87	$ 9.16	$ 11.40	$ 21.90
Income from Investment Operations
Net investment income (loss) F	.02	.08 G	- I	- I	(.01)	(.02)
Net realized and unrealized gain (loss)	1.43	1.62	.77	1.73	(2.20)	(6.66)
Total from investment operations	1.45	1.70	.77	1.73	(2.21)	(6.68)
Distributions from net investment income	(.05)	(.08)	(.02)	(.02)	(.03)	(.04)
Distributions from net realized gain	-	-	-	-	-	(3.78)
Total distributions	(.05)	(.08)	(.02)	(.02)	(.03)	(3.82)
Net asset value, end of period	$ 14.64	$ 13.24	$ 11.62	$ 10.87	$ 9.16	$ 11.40
Total Return B, C, D, E	10.96%	14.68%	7.08%	18.91%	(19.46)%	(35.10)%
Ratios to Average Net Assets H
Expenses before reductions	.95% A	1.09%	1.29%	1.36%	1.36%	1.30%
Expenses net of fee waivers, if any	.95% A	1.08%	1.29%	1.36%	1.36%	1.30%
Expenses net of all reductions	.94% A	1.03%	1.27%	1.32%	1.31%	1.27%
Net investment income (loss)	.33% A	.67% G	-%	(.01)%	(.07)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,678	$ 80,938	$ 52,741	$ 31,240	$ 12,572	$ 6,469
Portfolio turnover rate	63% A	130%	52%	71%	93%	119%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	- H	- H
Net realized and unrealized gain (loss)	1.42	.40
Total from investment operations	1.42	.40
Distributions from net investment income	(.08)	-
Net asset value, end of period	$ 14.58	$ 13.24
Total Return B, C, D	10.74%	3.12%
Ratios to Average Net Assets G
Expenses before reductions	1.26% A	1.18% A
Expenses net of fee waivers, if any	1.26% A	1.18% A
Expenses net of all reductions	1.25% A	1.13% A
Net investment income (loss)	.02% A	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,626	$ 199
Portfolio turnover rate	63% A	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)
Net realized and unrealized gain (loss)	1.41	.40
Total from investment operations	1.38	.38
Distributions from net investment income	(.05)	-
Net asset value, end of period	$ 14.55	$ 13.22
Total Return B, C, D	10.48%	2.96%
Ratios to Average Net Assets G
Expenses before reductions	1.75% A	1.72% A
Expenses net of fee waivers, if any	1.75% A	1.72% A
Expenses net of all reductions	1.74% A	1.67% A
Net investment income (loss)	(.47)% A	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 290	$ 106
Portfolio turnover rate	63% A	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)
Net realized and unrealized gain (loss)	1.42	.40
Total from investment operations	1.39	.38
Distributions from net investment income	(.07)	-
Net asset value, end of period	$ 14.54	$ 13.22
Total Return B, C, D	10.49%	2.96%
Ratios to Average Net Assets G
Expenses before reductions	1.78% A	1.69% A
Expenses net of fee waivers, if any	1.78% A	1.69% A
Expenses net of all reductions	1.76% A	1.64% A
Net investment income (loss)	(.49)% A	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 432	$ 103
Portfolio turnover rate	63% A	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.03	.01
Net realized and unrealized gain (loss)	1.46	.41
Total from investment operations	1.49	.42
Distributions from net investment income	(.11)	-
Net asset value, end of period	$ 14.88	$ 13.50
Total Return B, C	11.08%	3.21%
Ratios to Average Net Assets F
Expenses before reductions	.81% A	.69% A
Expenses net of fee waivers, if any	.81% A	.69% A
Expenses net of all reductions	.80% A	.64% A
Net investment income (loss)	.47% A	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 328,755	$ 103
Portfolio turnover rate	63% A	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Destiny I (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares. On May 18, 2006, the Board of Trustees approved a change in the name of Destiny I to Fidelity Advisor Diversified Stock Fund effective June 30, 2006.

The fund offers six classes of shares, Class O, Class A, Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of Class O are only offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I: O, a unit investment trust. Shares of Class A are also offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I: N, a unit investment trust, as well as through intermediaries.

Fidelity intends to continue to offer contractual plans for sale, though pending federal legislation would prohibit future contractual plan sales. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 414,102,412
Unrealized depreciation	(157,784,861)
Net unrealized appreciation (depreciation)	256,317,551
Cost for federal income tax purposes	$ 3,372,176,092

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,188,218,068 and $1,026,052,965, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	116,850	9,318
Class T	.25%	.25%	4,420	308
Class B	.75%	.25%	851	773
Class C	.75%	.25%	1,416	1,135
			$ 123,537	$ 11,534

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares. Class A shares purchased through the Fidelity Systematic Investment Plans are not subject to these front-end and contingent deferred sales charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	1,944
Class T	727
Class B *	-
Class C *	-
$ 2,671

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FSC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC were as follows:

	Amount	% of Average Net Assets
Class O	$ 109,131	.01 *
Class A	101,908	.22 *
Class T	2,422	.27 *
Class B	238	.28 *
Class C	411	.29*
Institutional Class	201,327	.34 *
	$ 415,437

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,630 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,199,000	4.44%	$ 1,504

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $336,667.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class O	10,332
Class A	358
$ 10,690

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $233,743 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 1,258

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2006	Year ended September 30, 2005
From net investment income
Class O	$ 24,229,492	$ 40,955,964
Class A	321,645	394,677
Class T	1,411	-
Class B	610	-
Class C	1,082	-
Institutional Class	458,838	-
Total	$ 25,013,078	$ 41,350,641

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2006	Year ended September 30, 2005 A	Six months ended March 31, 2006	Year ended September 30, 2005 A
Class O
Shares sold	2,031,843	5,206,566	$ 29,089,594	$ 65,570,236
Reinvestment of distributions	1,401,692	2,742,268	20,198,420	34,388,033
Shares redeemed	(16,410,276)	(48,261,972)	(235,458,745)	(610,764,881)
Net increase (decrease)	(12,976,741)	(40,313,138)	$ (186,170,731)	$ (510,806,612)
Class A
Shares sold	1,282,402	1,996,836	$ 18,182,634	$ 24,737,006
Reinvestment of distributions	20,569	30,337	291,665	374,662
Shares redeemed	(264,846)	(456,304)	(3,732,654)	(5,677,227)
Net increase (decrease)	1,038,125	1,570,869	$ 14,741,645	$ 19,434,441
Class T
Shares sold	237,874	15,069	$ 3,395,455	$ 196,319
Reinvestment of distributions	100	-	1,411	-
Shares redeemed	(4,304)	-	(62,174)	-
Net increase (decrease)	233,670	15,069	$ 3,334,692	$ 196,319
Class B
Shares sold	12,061	8,001	$ 171,127	$ 102,781
Reinvestment of distributions	43	-	610	-
Shares redeemed	(213)	-	(2,742)	-
Net increase (decrease)	11,891	8,001	$ 168,995	$ 102,781
Class C
Shares sold	21,870	7,788	$ 308,131	$ 100,000
Reinvestment of distributions	44	-	624	-
Net increase (decrease)	21,914	7,788	$ 308,755	$ 100,000
Institutional Class
Shares sold	23,290,678	7,645	$ 338,774,551	$ 100,000
Reinvestment of distributions	31,810	-	458,064	-
Shares redeemed	(1,232,636)	-	(18,111,173)	-
Net increase (decrease)	22,089,852	7,645	$ 321,121,442	$ 100,000

A Share transactions for Class T, B, C and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,208,382,690.71	76.063%
Against	1,724,200,246.58	21.124%
Abstain	229,323,062.04	2.810%
Broker Non-Votes	288,938.96	0.004%
TOTAL	8,162,194,938.29	100.000%
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	7,841,421,406.70	96.070%
Withheld	320,773,531.59	3.930%
TOTAL	8,162,194,938.29	100.000%
Albert R. Gamper, Jr. B
Affirmative	7,828,620,938.56	95.913%
Withheld	333,573,999.73	4.087%
TOTAL	8,162,194,938.29	100.000%
Robert M. Gates
Affirmative	7,698,226,995.74	94.316%
Withheld	463,967,942.55	5.684%
TOTAL	8,162,194,938.29	100.000%
George H. Heilmeier
Affirmative	7,718,888,655.41	94.569%
Withheld	443,306,282.88	5.431%
TOTAL	8,162,194,938.29	100.000%
Abigail P. Johnson
Affirmative	7,673,911,405.84	94.018%
Withheld	488,283,532.45	5.982%
TOTAL	8,162,194,938.29	100.000%
Edward C. Johnson 3d
Affirmative	7,663,368,736.50	93.889%
Withheld	498,826,201.79	6.111%
TOTAL	8,162,194,938.29	100.000%
Stephen P. Jonas
Affirmative	7,691,649,604.32	94.235%
Withheld	470,545,333.97	5.765%
TOTAL	8,162,194,938.29	100.000%
Marie L. Knowles
Affirmative	7,715,176,904.55	94.523%
Withheld	447,018,033.74	5.477%
TOTAL	8,162,194,938.29	100.000%
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	7,724,450,005.27	94.637%
Withheld	437,744,933.02	5.363%
TOTAL	8,162,194,938.29	100.000%
Marvin L. Mann
Affirmative	7,705,305,152.88	94.402%
Withheld	456,889,785.41	5.598%
TOTAL	8,162,194,938.29	100.000%
William O. McCoy
Affirmative	7,694,658,613.44	94.272%
Withheld	467,536,324.85	5.728%
TOTAL	8,162,194,938.29	100.000%
Robert L. Reynolds
Affirmative	7,712,454,548.18	94.490%
Withheld	449,740,390.11	5.510%
TOTAL	8,162,194,938.29	100.000%
Cornelia M. Small
Affirmative	7,719,750,543.37	94.579%
Withheld	442,444,394.92	5.421%
TOTAL	8,162,194,938.29	100.000%
William S. Stavropoulos
Affirmative	7,721,337,234.05	94.599%
Withheld	440,857,704.24	5.401%
TOTAL	8,162,194,938.29	100.000%
Kenneth L. Wolfe
Affirmative	7,720,752,910.62	94.592%
Withheld	441,442,027.67	5.408%
TOTAL	8,162,194,938.29	100.000%
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Destiny I

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Fidelity Advisor
Destiny I Fund - Class A, T, B, and C

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

ADESI-USAN-0506

1.814746.100

Fidelity Advisor

Destiny I Fund

Institutional Class

Semiannual Report

March 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Destiny® I

Contents

Semiannual Report

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Expenses Paid During Period* October 1, 2005 to March 31, 2006
Class O
Actual	$ 1,000.00	$ 1,111.50	$ 2.58
HypotheticalA	$ 1,000.00	$ 1,022.49	$ 2.47
Class A
Actual	$ 1,000.00	$ 1,109.60	$ 5.00
HypotheticalA	$ 1,000.00	$ 1,020.19	$ 4.78
Class T
Actual	$ 1,000.00	$ 1,107.40	$ 6.62
HypotheticalA	$ 1,000.00	$ 1,018.65	$ 6.34
Class B
Actual	$ 1,000.00	$ 1,104.80	$ 9.18
HypotheticalA	$ 1,000.00	$ 1,016.21	$ 8.80
Class C
Actual	$ 1,000.00	$ 1,104.90	$ 9.34
HypotheticalA	$ 1,000.00	$ 1,016.06	$ 8.95
Institutional Class
Actual	$ 1,000.00	$ 1,110.80	$ 4.26
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.49%
Class A	.95%
Class T	1.26%
Class B	1.75%
Class C	1.78%
Institutional Class	.81%

Semiannual Report

Investment Changes

Top Ten Equity Holdings
as of March 31, 2006	as of September 30, 2005
General Electric Co.	American International Group, Inc.
American International Group, Inc.	General Electric Co.
Home Depot, Inc.	Wal-Mart Stores, Inc.
Bank of America Corp.	Microsoft Corp.
Johnson & Johnson	Home Depot, Inc.
Wal-Mart Stores, Inc.	Robert Half International, Inc.
UnitedHealth Group, Inc.	eBay, Inc.
Google, Inc. Class A (sub. vtg.)	Dell, Inc.
Robert Half International, Inc.	UnitedHealth Group, Inc.
ACE Ltd.	Goldman Sachs Group, Inc.
Top Five Market Sectors
as of March 31, 2006	% of fund's net assets	as of September 30, 2005	% of fund's net assets
Financials	22.8	Financials	28.2
Information Technology	17.6	Information Technology	16.8
Energy	13.9	Industrials	14.6
Consumer Discretionary	13.6	Consumer Discretionary	14.1
Industrials	13.0	Energy	13.0
Asset Allocation (% of fund's net assets)
As of March 31, 2006 *		As of September 30, 2005 **
	Stocks 99.4%		Stocks 98.7%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	12.9%	** Foreign investments	12.1%

Semiannual Report

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.6%
Diversified Consumer Services - 2.2%
Apollo Group, Inc. Class A (a)	1,193,759	$ 62,684,285
Bright Horizons Family Solutions, Inc. (a)	425,700	16,487,361
		79,171,646
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp. unit	608,900	28,843,593
Red Robin Gourmet Burgers, Inc. (a)	400,000	18,880,000
Starbucks Corp. (a)	23,466	883,260
		48,606,853
Media - 1.9%
Clear Channel Communications, Inc.	1,434,100	41,603,241
Clear Channel Outdoor Holding, Inc. Class A	248,100	5,817,945
Lamar Advertising Co. Class A (a)	315,875	16,621,343
McGraw-Hill Companies, Inc.	58,495	3,370,482
		67,413,011
Specialty Retail - 7.8%
Aeropostale, Inc. (a)	582,700	17,574,232
Best Buy Co., Inc.	1,021,537	57,134,564
Home Depot, Inc.	3,563,340	150,729,282
Staples, Inc.	2,036,200	51,963,824
		277,401,902
Textiles, Apparel & Luxury Goods - 0.3%
Fossil, Inc. (a)	544,902	10,124,279
TOTAL CONSUMER DISCRETIONARY		482,717,691
CONSUMER STAPLES - 5.0%
Food & Staples Retailing - 4.4%
CVS Corp.	855,600	25,556,772
Wal-Mart Stores, Inc.	2,747,700	129,801,348
		155,358,120
Food Products - 0.6%
Nestle SA (Reg.)	76,928	22,834,128
TOTAL CONSUMER STAPLES		178,192,248
ENERGY - 13.9%
Energy Equipment & Services - 5.6%
BJ Services Co.	306,984	10,621,646
Halliburton Co.	630,100	46,009,902
National Oilwell Varco, Inc. (a)	332,100	21,294,252
Noble Corp.	340,300	27,598,330
Schlumberger Ltd. (NY Shares)	433,400	54,855,438
Smith International, Inc.	322,000	12,545,120
Weatherford International Ltd. (a)	517,600	23,680,200
		196,604,888

	Shares	Value (Note 1)
Oil, Gas & Consumable Fuels - 8.3%
Amerada Hess Corp.	140,400	$ 19,992,960
Apache Corp.	421,700	27,625,567
ConocoPhillips	1,129,600	71,334,240
Forest Oil Corp. (a)	345,000	12,827,100
Mariner Energy, Inc. New (a)	279,208	5,726,556
Occidental Petroleum Corp.	487,600	45,176,140
Total SA sponsored ADR	291,100	38,346,603
Valero Energy Corp.	899,800	53,790,044
XTO Energy, Inc.	450,000	19,606,500
		294,425,710
TOTAL ENERGY		491,030,598
FINANCIALS - 22.8%
Capital Markets - 1.7%
Goldman Sachs Group, Inc.	177,420	27,847,843
UBS AG (NY Shares)	295,500	32,496,135
		60,343,978
Commercial Banks - 4.6%
Bank of America Corp.	3,237,300	147,426,642
Standard Chartered PLC (United Kingdom)	681,505	16,953,110
		164,379,752
Diversified Financial Services - 1.5%
JPMorgan Chase & Co.	1,287,500	53,611,500
Insurance - 15.0%
ACE Ltd.	1,680,170	87,385,642
AMBAC Financial Group, Inc.	989,000	78,724,400
American International Group, Inc.	3,394,764	224,359,953
Hartford Financial Services Group, Inc.	391,500	31,535,325
W.R. Berkley Corp.	593,576	34,463,023
XL Capital Ltd. Class A	1,142,600	73,252,086
		529,720,429
TOTAL FINANCIALS		808,055,659
HEALTH CARE - 12.4%
Biotechnology - 2.0%
Alkermes, Inc. (a)	500,000	11,025,000
Cephalon, Inc. (a)(d)	687,700	41,433,925
Illumina, Inc. (a)	309,262	7,344,973
Vertex Pharmaceuticals, Inc. (a)	250,000	9,147,500
		68,951,398
Health Care Equipment & Supplies - 1.0%
C.R. Bard, Inc.	272,800	18,498,568
Waters Corp. (a)	424,000	18,295,600
		36,794,168
Health Care Providers & Services - 3.0%
UnitedHealth Group, Inc.	1,885,700	105,335,202
Pharmaceuticals - 6.4%
Allergan, Inc.	304,400	33,027,400
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)(d)	866,400	$ 12,510,816
Johnson & Johnson	2,422,400	143,454,528
Roche Holding AG (participation certificate)	132,447	19,717,720
Teva Pharmaceutical Industries Ltd. sponsored ADR	469,400	19,329,892
		228,040,356
TOTAL HEALTH CARE		439,121,124
INDUSTRIALS - 13.0%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	1,867,800	79,885,806
Commercial Services & Supplies - 2.8%
Robert Half International, Inc.	2,564,580	99,018,434
Industrial Conglomerates - 7.3%
General Electric Co.	7,201,300	250,461,212
Smiths Group PLC	510,590	8,718,929
		259,180,141
Machinery - 0.7%
Deere & Co.	303,900	24,023,295
TOTAL INDUSTRIALS		462,107,676
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 0.9%
Research In Motion Ltd. (a)	372,500	31,619,154
Computers & Peripherals - 3.0%
Dell, Inc. (a)	2,794,700	83,170,272
NCR Corp. (a)	499,600	20,878,284
		104,048,556
Electronic Equipment & Instruments - 1.0%
Amphenol Corp. Class A	416,890	21,753,320
CDW Corp.	251,700	14,812,545
		36,565,865
Internet Software & Services - 5.5%
eBay, Inc. (a)	1,846,076	72,107,729
Google, Inc. Class A (sub. vtg.) (a)(d)	267,800	104,442,000
Yahoo!, Inc. (a)	579,500	18,694,670
		195,244,399
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	288,100	17,188,046
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	187,522	8,385,984
Semiconductors & Semiconductor Equipment - 1.4%
ARM Holdings PLC sponsored ADR	3,113,400	21,451,326

	Shares	Value (Note 1)
FormFactor, Inc. (a)	257,300	$ 10,117,036
Intel Corp.	873,200	16,896,420
		48,464,782
Software - 5.1%
Cognos, Inc. (a)	400,000	15,560,666
Microsoft Corp.	2,949,598	80,258,562
Oracle Corp. (a)	3,934,800	53,867,412
Symantec Corp. (a)	1,872,900	31,520,907
		181,207,547
TOTAL INFORMATION TECHNOLOGY		622,724,333
MATERIALS - 1.1%
Chemicals - 0.5%
Praxair, Inc.	312,900	17,256,435
Metals & Mining - 0.6%
Mittal Steel Co. NV Class A (NY Shares) (d)	577,800	21,811,950
TOTAL MATERIALS		39,068,385
TOTAL COMMON STOCKS (Cost $3,236,754,367)		3,523,017,714
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (e)	262,000	262
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,426,590)		262
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 4.77% (b)	21,312,917	21,312,917
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	84,162,750	84,162,750
TOTAL MONEY MARKET FUNDS (Cost $105,475,667)		105,475,667
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $3,343,656,624)		3,628,493,643
NET OTHER ASSETS - (2.4)%		(86,228,828)
NET ASSETS - 100%		$ 3,542,264,815
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $262 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 1,426,590
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 640,976
Fidelity Securities Lending Cash Central Fund	336,667
Total	$ 977,643
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.1%
Bermuda	2.5%
Switzerland	2.1%
Netherlands Antilles	1.5%
Canada	1.3%
United Kingdom	1.3%
France	1.1%
Others (individually less than 1%)	3.1%
100.0%
Income Tax Information
At September 30, 2005, the fund had a capital loss carryforward of approximately $896,826,762 of which $166,281,599 and $730,545,163 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $82,203,778) - See accompanying schedule: Unaffiliated issuers (cost $3,238,180,957)	$ 3,523,017,976
Affiliated Central Funds (cost $105,475,667)	105,475,667
Total Investments (cost $3,343,656,624)		$ 3,628,493,643
Receivable for investments sold		10,880,733
Receivable for fund shares sold		1,055,984
Dividends receivable		4,283,387
Interest receivable		71,315
Prepaid expenses		10,664
Receivable from investment adviser for expense reductions		10,690
Other affiliated receivables		53,957
Other receivables		174,448
Total assets		3,645,034,821

Liabilities
Payable for investments purchased	$ 14,078,963
Payable for fund shares redeemed	2,794,359
Accrued management fee	1,285,525
Distribution fees payable	23,643
Other affiliated payables	325,001
Other payables and accrued expenses	99,765
Collateral on securities loaned, at value	84,162,750
Total liabilities		102,770,006

Net Assets		$ 3,542,264,815
Net Assets consist of:
Paid in capital		$ 3,979,746,059
Undistributed net investment income		6,628,437
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(728,946,582)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		284,836,901
Net Assets		$ 3,542,264,815

Statement of Assets and Liabilities - continued

Class O: Net Asset Value, offering price and redemption price per share ($3,104,484,017 ÷ 208,304,188 shares)	$ 14.90

Class A: Net Asset Value and redemption price per share ($104,678,022 ÷ 7,149,356 shares)	$ 14.64

Maximum offering price per share (100/94.25 of $14.64)	$ 15.53
Class T: Net Asset Value and redemption price per share ($3,626,356 ÷ 248,739 shares)	$ 14.58

Maximum offering price per share (100/96.50 of $14.58)	$ 15.11
Class B: Net Asset Value and offering price per share ($289,504 ÷ 19,892 shares)A	$ 14.55

Class C: Net Asset Value and offering price per share ($431,897 ÷ 29,702 shares)A	$ 14.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($328,755,019 ÷ 22,097,497 shares)	$ 14.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2006 (Unaudited)

Investment Income
Dividends		$ 19,981,115
Interest		818
Income from affiliated Central Funds		977,643
Total income		20,959,576

Expenses
Management fee	$ 7,222,741
Transfer agent fees	415,437
Distribution fees	123,537
Accounting and security lending fees	516,223
Independent trustees' compensation	6,585
Appreciation in deferred trustee compensation account	7,725
Custodian fees and expenses	59,586
Registration fees	62,786
Audit	35,608
Legal	23,469
Interest	1,504
Miscellaneous	87,550
Total expenses before reductions	8,562,751
Expense reductions	(245,691)	8,317,060
Net investment income (loss)		12,642,516
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $52,564)	202,325,403
Foreign currency transactions	(60,600)
Total net realized gain (loss)		202,264,803
Change in net unrealized appreciation (depreciation) on: Investment securities	128,652,856
Assets and liabilities in foreign currencies	6,025
Total change in net unrealized appreciation (depreciation)		128,658,881
Net gain (loss)		330,923,684
Net increase (decrease) in net assets resulting from operations		$ 343,566,200

Statement of Changes in Net Assets

	Six months ended March 31, 2006 (Unaudited)	Year ended September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,642,516	$ 39,294,530
Net realized gain (loss)	202,264,803	417,400,954
Change in net unrealized appreciation (depreciation)	128,658,881	(6,409,049)
Net increase (decrease) in net assets resulting from operations	343,566,200	450,286,435
Distributions to shareholders from net investment income	(25,013,078)	(41,350,640)
Share transactions - net increase (decrease)	153,504,798	(490,873,071)
Total increase (decrease) in net assets	472,057,920	(81,937,276)

Net Assets
Beginning of period	3,070,206,895	3,152,144,171
End of period (including undistributed net investment income of $6,628,437 and undistributed net investment income of $18,998,999, respectively)	$ 3,542,264,815	$ 3,070,206,895

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2006	Years ended September 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 11.85	$ 11.06	$ 9.31	$ 11.56	$ 22.09
Income from Investment Operations
Net investment income (loss) E	.06	.16 F	.10	.09	.10	.12
Net realized and unrealized gain (loss)	1.44	1.66	.78	1.75	(2.23)	(6.74)
Total from investment operations	1.50	1.82	.88	1.84	(2.13)	(6.62)
Distributions from net investment income	(.11)	(.16)	(.09)	(.09)	(.12)	(.13)
Distributions from net realized gain	-	-	-	-	-	(3.78)
Total distributions	(.11)	(.16)	(.09)	(.09)	(.12)	(3.91)
Net asset value, end of period	$ 14.90	$ 13.51	$ 11.85	$ 11.06	$ 9.31	$ 11.56
Total Return B, C, D	11.15%	15.46%	7.96%	19.88%	(18.69)%	(34.55)%
Ratios to Average Net Assets G
Expenses before reductions	.49% A	.49%	.49%	.49%	.48%	.40%
Expenses net of fee waivers, if any	.49% A	.49%	.49%	.49%	.48%	.40%
Expenses net of all reductions	.48% A	.44%	.47%	.46%	.44%	.37%
Net investment income (loss)	.79% A	1.27% F	.79%	.85%	.80%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,104,484	$ 2,988,758	$ 3,099,403	$ 3,144,123	$ 2,767,484	$ 3,633,310
Portfolio turnover rate	63% A	130%	52%	71%	93%	119%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

	Six months ended March 31, 2006	Years ended September 30,
	(Unaudited)	2005 J	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 11.62	$ 10.87	$ 9.16	$ 11.40	$ 21.90
Income from Investment Operations
Net investment income (loss) F	.02	.08 G	- I	- I	(.01)	(.02)
Net realized and unrealized gain (loss)	1.43	1.62	.77	1.73	(2.20)	(6.66)
Total from investment operations	1.45	1.70	.77	1.73	(2.21)	(6.68)
Distributions from net investment income	(.05)	(.08)	(.02)	(.02)	(.03)	(.04)
Distributions from net realized gain	-	-	-	-	-	(3.78)
Total distributions	(.05)	(.08)	(.02)	(.02)	(.03)	(3.82)
Net asset value, end of period	$ 14.64	$ 13.24	$ 11.62	$ 10.87	$ 9.16	$ 11.40
Total Return B, C, D, E	10.96%	14.68%	7.08%	18.91%	(19.46)%	(35.10)%
Ratios to Average Net Assets H
Expenses before reductions	.95% A	1.09%	1.29%	1.36%	1.36%	1.30%
Expenses net of fee waivers, if any	.95% A	1.08%	1.29%	1.36%	1.36%	1.30%
Expenses net of all reductions	.94% A	1.03%	1.27%	1.32%	1.31%	1.27%
Net investment income (loss)	.33% A	.67% G	-%	(.01)%	(.07)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,678	$ 80,938	$ 52,741	$ 31,240	$ 12,572	$ 6,469
Portfolio turnover rate	63% A	130%	52%	71%	93%	119%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 12.84
Income from Investment Operations
Net investment income (loss) E	- H	- H
Net realized and unrealized gain (loss)	1.42	.40
Total from investment operations	1.42	.40
Distributions from net investment income	(.08)	-
Net asset value, end of period	$ 14.58	$ 13.24
Total Return B, C, D	10.74%	3.12%
Ratios to Average Net Assets G
Expenses before reductions	1.26% A	1.18% A
Expenses net of fee waivers, if any	1.26% A	1.18% A
Expenses net of all reductions	1.25% A	1.13% A
Net investment income (loss)	.02% A	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,626	$ 199
Portfolio turnover rate	63% A	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)
Net realized and unrealized gain (loss)	1.41	.40
Total from investment operations	1.38	.38
Distributions from net investment income	(.05)	-
Net asset value, end of period	$ 14.55	$ 13.22
Total Return B, C, D	10.48%	2.96%
Ratios to Average Net Assets G
Expenses before reductions	1.75% A	1.72% A
Expenses net of fee waivers, if any	1.75% A	1.72% A
Expenses net of all reductions	1.74% A	1.67% A
Net investment income (loss)	(.47)% A	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 290	$ 106
Portfolio turnover rate	63% A	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)
Net realized and unrealized gain (loss)	1.42	.40
Total from investment operations	1.39	.38
Distributions from net investment income	(.07)	-
Net asset value, end of period	$ 14.54	$ 13.22
Total Return B, C, D	10.49%	2.96%
Ratios to Average Net Assets G
Expenses before reductions	1.78% A	1.69% A
Expenses net of fee waivers, if any	1.78% A	1.69% A
Expenses net of all reductions	1.76% A	1.64% A
Net investment income (loss)	(.49)% A	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 432	$ 103
Portfolio turnover rate	63% A	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.03	.01
Net realized and unrealized gain (loss)	1.46	.41
Total from investment operations	1.49	.42
Distributions from net investment income	(.11)	-
Net asset value, end of period	$ 14.88	$ 13.50
Total Return B, C	11.08%	3.21%
Ratios to Average Net Assets F
Expenses before reductions	.81% A	.69% A
Expenses net of fee waivers, if any	.81% A	.69% A
Expenses net of all reductions	.80% A	.64% A
Net investment income (loss)	.47% A	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 328,755	$ 103
Portfolio turnover rate	63% A	130%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Destiny I (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares. On May 18, 2006, the Board of Trustees approved a change in the name of Destiny I to Fidelity Advisor Diversified Stock Fund effective June 30, 2006.

The fund offers six classes of shares, Class O, Class A, Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of Class O are only offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I: O, a unit investment trust. Shares of Class A are also offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I: N, a unit investment trust, as well as through intermediaries.

Fidelity intends to continue to offer contractual plans for sale, though pending federal legislation would prohibit future contractual plan sales. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 414,102,412
Unrealized depreciation	(157,784,861)
Net unrealized appreciation (depreciation)	256,317,551
Cost for federal income tax purposes	$ 3,372,176,092

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,188,218,068 and $1,026,052,965, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	116,850	9,318
Class T	.25%	.25%	4,420	308
Class B	.75%	.25%	851	773
Class C	.75%	.25%	1,416	1,135
			$ 123,537	$ 11,534

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares. Class A shares purchased through the Fidelity Systematic Investment Plans are not subject to these front-end and contingent deferred sales charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	1,944
Class T	727
Class B *	-
Class C *	-
$ 2,671

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FSC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC were as follows:

	Amount	% of Average Net Assets
Class O	$ 109,131	.01 *
Class A	101,908	.22 *
Class T	2,422	.27 *
Class B	238	.28 *
Class C	411	.29*
Institutional Class	201,327	.34 *
	$ 415,437

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,630 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,199,000	4.44%	$ 1,504

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $336,667.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class O	10,332
Class A	358
$ 10,690

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $233,743 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 1,258

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2006	Year ended September 30, 2005
From net investment income
Class O	$ 24,229,492	$ 40,955,964
Class A	321,645	394,677
Class T	1,411	-
Class B	610	-
Class C	1,082	-
Institutional Class	458,838	-
Total	$ 25,013,078	$ 41,350,641

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2006	Year ended September 30, 2005 A	Six months ended March 31, 2006	Year ended September 30, 2005 A
Class O
Shares sold	2,031,843	5,206,566	$ 29,089,594	$ 65,570,236
Reinvestment of distributions	1,401,692	2,742,268	20,198,420	34,388,033
Shares redeemed	(16,410,276)	(48,261,972)	(235,458,745)	(610,764,881)
Net increase (decrease)	(12,976,741)	(40,313,138)	$ (186,170,731)	$ (510,806,612)
Class A
Shares sold	1,282,402	1,996,836	$ 18,182,634	$ 24,737,006
Reinvestment of distributions	20,569	30,337	291,665	374,662
Shares redeemed	(264,846)	(456,304)	(3,732,654)	(5,677,227)
Net increase (decrease)	1,038,125	1,570,869	$ 14,741,645	$ 19,434,441
Class T
Shares sold	237,874	15,069	$ 3,395,455	$ 196,319
Reinvestment of distributions	100	-	1,411	-
Shares redeemed	(4,304)	-	(62,174)	-
Net increase (decrease)	233,670	15,069	$ 3,334,692	$ 196,319
Class B
Shares sold	12,061	8,001	$ 171,127	$ 102,781
Reinvestment of distributions	43	-	610	-
Shares redeemed	(213)	-	(2,742)	-
Net increase (decrease)	11,891	8,001	$ 168,995	$ 102,781
Class C
Shares sold	21,870	7,788	$ 308,131	$ 100,000
Reinvestment of distributions	44	-	624	-
Net increase (decrease)	21,914	7,788	$ 308,755	$ 100,000
Institutional Class
Shares sold	23,290,678	7,645	$ 338,774,551	$ 100,000
Reinvestment of distributions	31,810	-	458,064	-
Shares redeemed	(1,232,636)	-	(18,111,173)	-
Net increase (decrease)	22,089,852	7,645	$ 321,121,442	$ 100,000

A Share transactions for Class T, B, C and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,208,382,690.71	76.063%
Against	1,724,200,246.58	21.124%
Abstain	229,323,062.04	2.810%
Broker Non-Votes	288,938.96	0.004%
TOTAL	8,162,194,938.29	100.000%
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	7,841,421,406.70	96.070%
Withheld	320,773,531.59	3.930%
TOTAL	8,162,194,938.29	100.000%
Albert R. Gamper, Jr. B
Affirmative	7,828,620,938.56	95.913%
Withheld	333,573,999.73	4.087%
TOTAL	8,162,194,938.29	100.000%
Robert M. Gates
Affirmative	7,698,226,995.74	94.316%
Withheld	463,967,942.55	5.684%
TOTAL	8,162,194,938.29	100.000%
George H. Heilmeier
Affirmative	7,718,888,655.41	94.569%
Withheld	443,306,282.88	5.431%
TOTAL	8,162,194,938.29	100.000%
Abigail P. Johnson
Affirmative	7,673,911,405.84	94.018%
Withheld	488,283,532.45	5.982%
TOTAL	8,162,194,938.29	100.000%
Edward C. Johnson 3d
Affirmative	7,663,368,736.50	93.889%
Withheld	498,826,201.79	6.111%
TOTAL	8,162,194,938.29	100.000%
Stephen P. Jonas
Affirmative	7,691,649,604.32	94.235%
Withheld	470,545,333.97	5.765%
TOTAL	8,162,194,938.29	100.000%
Marie L. Knowles
Affirmative	7,715,176,904.55	94.523%
Withheld	447,018,033.74	5.477%
TOTAL	8,162,194,938.29	100.000%
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	7,724,450,005.27	94.637%
Withheld	437,744,933.02	5.363%
TOTAL	8,162,194,938.29	100.000%
Marvin L. Mann
Affirmative	7,705,305,152.88	94.402%
Withheld	456,889,785.41	5.598%
TOTAL	8,162,194,938.29	100.000%
William O. McCoy
Affirmative	7,694,658,613.44	94.272%
Withheld	467,536,324.85	5.728%
TOTAL	8,162,194,938.29	100.000%
Robert L. Reynolds
Affirmative	7,712,454,548.18	94.490%
Withheld	449,740,390.11	5.510%
TOTAL	8,162,194,938.29	100.000%
Cornelia M. Small
Affirmative	7,719,750,543.37	94.579%
Withheld	442,444,394.92	5.421%
TOTAL	8,162,194,938.29	100.000%
William S. Stavropoulos
Affirmative	7,721,337,234.05	94.599%
Withheld	440,857,704.24	5.401%
TOTAL	8,162,194,938.29	100.000%
Kenneth L. Wolfe
Affirmative	7,720,752,910.62	94.592%
Withheld	441,442,027.67	5.408%
TOTAL	8,162,194,938.29	100.000%
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Destiny I

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Fidelity Advisor
Destiny I Fund - Institutional Class

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

ADESI-I-USAN-0506

1.814752.100

Fidelity

Destiny®

Portfolios:

Destiny II - Class A

Semiannual Report

March 31, 2006

(Destiny_logo)

Annual Report

Contents

Semiannual Report

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Expenses Paid During Period * October 1, 2005 to March 31, 2006
Class O
Actual	$ 1,000.00	$ 1,097.80	$ 3.19
HypotheticalA	$ 1,000.00	$ 1,021.89	$ 3.07
Class A
Actual	$ 1,000.00	$ 1,095.80	$ 5.54
HypotheticalA	$ 1,000.00	$ 1,019.65	$ 5.34
Class T
Actual	$ 1,000.00	$ 1,093.50	$ 6.94
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.69
Class B
Actual	$ 1,000.00	$ 1,090.40	$ 9.90
HypotheticalA	$ 1,000.00	$ 1,015.46	$ 9.55
Class C
Actual	$ 1,000.00	$ 1,091.00	$ 9.38
HypotheticalA	$ 1,000.00	$ 1,015.96	$ 9.05
Institutional Class
Actual	$ 1,000.00	$ 1,096.70	$ 4.08
HypotheticalA	$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.61%
Class A	1.06%
Class T	1.33%
Class B	1.90%
Class C	1.80%
Institutional Class	.78%

Semiannual Report

Investment Changes

Top Ten Equity Holdings
as of March 31, 2006	as of September 30, 2005
American International Group, Inc.	American International Group, Inc.
General Electric Co.	Microsoft Corp.
Johnson & Johnson	General Electric Co.
Microsoft Corp.	Altria Group, Inc.
Altria Group, Inc.	UnitedHealth Group, Inc.
SLM Corp.	SLM Corp.
CIENA Corp.	Roche Holding AG (participation certificate)
Wyeth	CIENA Corp.
UnitedHealth Group, Inc.	The Coca-Cola Co.
Honeywell International, Inc.	SBC Communications, Inc.
Top Five Market Sectors
as of March 31, 2006	% of fund's net assets	as of September 30, 2005	% of fund's net assets
Health Care	25.3	Information Technology	18.0
Information Technology	16.7	Health Care	17.9
Financials	15.7	Consumer Discretionary	14.7
Industrials	11.8	Financials	12.8
Consumer Staples	9.1	Consumer Staples	11.0
Asset Allocation (% of fund's net assets)
As of March 31, 2006 *		As of September 30, 2005 **
	Stocks 92.1%		Stocks 92.8%
	Convertible Securities 0.4%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 7.5%		Short-Term Investments and Net Other Assets 6.8%
* Foreign investments	11.7%	** Foreign investments	13.3%

Semiannual Report

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.3%
Gentex Corp.	816,487	$ 14,255,863
Automobiles - 0.7%
Ford Motor Co.	1,227,300	9,769,308
General Motors Corp. (d)	1,334,800	28,391,196
		38,160,504
Hotels, Restaurants & Leisure - 1.3%
Boyd Gaming Corp.	427,665	21,357,590
Domino's Pizza, Inc.	1,031,200	29,440,760
WMS Industries, Inc. (a)	661,300	19,905,130
		70,703,480
Leisure Equipment & Products - 0.5%
Marvel Entertainment, Inc. (a)	1,398,100	28,129,772
Media - 1.9%
Clear Channel Communications, Inc.	35,000	1,015,350
DreamWorks Animation SKG, Inc. Class A (a)	1,938,700	51,278,615
Getty Images, Inc. (a)	30,000	2,246,400
News Corp. Class B	86,100	1,511,916
Omnicom Group, Inc.	107,500	8,949,375
Pixar (a)	628,546	40,314,940
Viacom, Inc. Class A (a)	22,100	856,596
		106,173,192
Specialty Retail - 2.2%
Best Buy Co., Inc.	21,500	1,202,495
Gamestop Corp.:
Class A (a)(d)	666,951	31,440,070
Class B (a)	974,300	42,206,676
Staples, Inc.	1,261,850	32,202,412
The Game Group PLC	11,719,089	16,540,725
		123,592,378
TOTAL CONSUMER DISCRETIONARY		381,015,189
CONSUMER STAPLES - 9.1%
Beverages - 1.0%
Coca-Cola Enterprises, Inc.	816,600	16,609,644
The Coca-Cola Co.	877,800	36,753,486
		53,363,130
Food & Staples Retailing - 1.8%
CVS Corp.	1,816,200	54,249,894
Wal-Mart Stores, Inc.	980,300	46,309,372
		100,559,266
Food Products - 1.6%
Nestle SA:
(Reg.)	85,370	25,339,922
sponsored ADR	899,800	65,145,520
		90,485,442
Household Products - 1.0%
Colgate-Palmolive Co.	947,700	54,113,670

	Shares	Value (Note 1)
Tobacco - 3.7%
Altria Group, Inc.	2,852,700	$ 202,142,322
TOTAL CONSUMER STAPLES		500,663,830
ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Diamond Offshore Drilling, Inc.	5,300	474,350
Halliburton Co.	12,900	941,958
		1,416,308
Oil, Gas & Consumable Fuels - 1.7%
BP PLC sponsored ADR	100,000	6,894,000
Chevron Corp.	580,800	33,668,976
EOG Resources, Inc.	301,400	21,700,800
Total SA sponsored ADR	86,100	11,341,953
Ultra Petroleum Corp. (a)	344,500	21,465,795
		95,071,524
TOTAL ENERGY		96,487,832
FINANCIALS - 15.7%
Capital Markets - 0.0%
Northern Trust Corp.	21,500	1,128,750
Commercial Banks - 2.3%
Bank of America Corp.	1,438,900	65,527,506
Boston Private Financial Holdings, Inc.	24,869	840,324
Uniao de Bancos Brasileiros SA (Unibanco) unit	1,634,200	23,825,790
Wachovia Corp.	641,100	35,933,655
		126,127,275
Consumer Finance - 3.4%
SLM Corp.	3,561,818	185,000,827
Insurance - 10.0%
ACE Ltd.	940,318	48,905,939
AFLAC, Inc.	1,161,320	52,410,372
American International Group, Inc.	6,148,200	406,334,536
Aspen Insurance Holdings Ltd.	71,900	1,773,054
Platinum Underwriters Holdings Ltd.	111,200	3,235,920
The St. Paul Travelers Companies, Inc.	988,400	41,305,236
		553,965,057
TOTAL FINANCIALS		866,221,909
HEALTH CARE - 25.3%
Biotechnology - 3.4%
Amgen, Inc. (a)	206,700	15,037,425
Biogen Idec, Inc. (a)	386,200	18,190,020
Cephalon, Inc. (a)(d)	129,600	7,808,400
Charles River Laboratories International, Inc. (a)	1,872,800	91,804,656
Gilead Sciences, Inc. (a)	603,100	37,524,882
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
ICOS Corp. (a)	172,100	$ 3,794,805
Invitrogen Corp. (a)	242,900	17,034,577
		191,194,765
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	1,939,100	44,696,255
C.R. Bard, Inc.	514,300	34,874,683
Inverness Medical Innovations, Inc. (a)	264,200	7,590,466
Phonak Holding AG	258,517	14,712,350
Straumann Holding AG	43,049	9,806,376
Syneron Medical Ltd. (a)(d)	699,800	20,441,158
		132,121,288
Health Care Providers & Services - 5.3%
Aetna, Inc.	429,900	21,125,286
Cardinal Health, Inc.	624,300	46,522,836
Humana, Inc. (a)	1,122,500	59,099,625
UnitedHealth Group, Inc.	2,940,480	164,255,213
		291,002,960
Pharmaceuticals - 14.2%
Allergan, Inc.	193,700	21,016,450
Barr Pharmaceuticals, Inc. (a)	891,300	56,134,074
Cipla Ltd.	3,539,066	52,668,459
Johnson & Johnson	4,090,600	242,245,332
Novartis AG sponsored ADR	622,900	34,533,576
Pfizer, Inc.	2,411,100	60,084,612
Roche Holding AG (participation certificate)	705,358	105,008,428
Teva Pharmaceutical Industries Ltd. sponsored ADR	688,597	28,356,424
Wyeth	3,789,200	183,851,984
		783,899,339
TOTAL HEALTH CARE		1,398,218,352
INDUSTRIALS - 11.8%
Aerospace & Defense - 3.8%
General Dynamics Corp.	818,200	52,348,436
Honeywell International, Inc.	2,971,600	127,095,332
Raytheon Co.	645,900	29,608,056
		209,051,824
Commercial Services & Supplies - 0.2%
Monster Worldwide, Inc. (a)	8,600	428,796
Tele Atlas NV (a)	495,100	11,284,823
		11,713,619
Industrial Conglomerates - 7.3%
3M Co.	99,000	7,493,310
General Electric Co.	8,824,800	306,926,544
Tyco International Ltd.	3,223,646	86,651,604
		401,071,458

	Shares	Value (Note 1)
Machinery - 0.5%
Toro Co.	559,300	$ 26,706,575
TOTAL INDUSTRIALS		648,543,476
INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 5.9%
Alcatel SA sponsored ADR (a)(d)	1,248,800	19,231,520
CIENA Corp. (a)(e)	35,310,400	183,967,184
Corning, Inc. (a)	1,009,900	27,176,409
CSR PLC (a)	968,600	20,191,242
Finisar Corp. (a)(d)	5,239,500	25,935,525
Harris Corp.	193,700	9,160,073
NMS Communications Corp. (a)	2,270,554	8,559,989
Sandvine Corp. (f)	605,600	1,178,260
Sonus Networks, Inc. (a)	3,681,889	20,176,752
Sycamore Networks, Inc. (a)	2,064,600	9,703,620
		325,280,574
Computers & Peripherals - 1.1%
EMC Corp. (a)	2,621,900	35,736,497
NCR Corp. (a)	509,000	21,271,110
Sun Microsystems, Inc. (a)	495,200	2,540,376
		59,547,983
Electronic Equipment & Instruments - 0.0%
Universal Display Corp. (a)	155,403	2,234,695
IT Services - 0.0%
NCI, Inc. Class A	138,397	1,937,558
Semiconductors & Semiconductor Equipment - 2.7%
Applied Micro Circuits Corp. (a)	9,905,298	40,314,563
ARM Holdings PLC sponsored ADR	387,400	2,669,186
ASML Holding NV (NY Shares) (a)	6,100	124,257
ATI Technologies, Inc. (a)	3,665,800	62,981,141
Exar Corp. (a)	648,643	9,262,622
Integrated Device Technology, Inc. (a)	676,200	10,048,332
Linear Technology Corp.	236,800	8,306,944
Mindspeed Technologies, Inc. (a)(d)	186,358	741,705
PMC-Sierra, Inc. (a)	1,118,750	13,749,438
Teradyne, Inc. (a)	62,900	975,579
Trident Microsystems, Inc. (a)	34,500	1,002,570
		150,176,337
Software - 6.6%
Activision, Inc. (a)	3,788,400	52,242,036
Cadence Design Systems, Inc. (a)	1,119,400	20,697,706
Electronic Arts, Inc. (a)	172,200	9,422,784
Microsoft Corp.	8,589,946	233,732,431
NDS Group PLC sponsored ADR (a)	296,200	15,411,286
Nintendo Co. Ltd.	193,700	28,960,795
THQ, Inc. (a)	85,994	2,226,385
		362,693,423
TOTAL INFORMATION TECHNOLOGY		901,870,570
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 0.4%
Metals & Mining - 0.4%
Alcoa, Inc.	645,900	$ 19,738,704
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	1,850,100	50,026,704
Qwest Communications International, Inc. (a)	2,562,000	17,421,600
Verizon Communications, Inc.	3,030,100	103,205,206
		170,653,510
Wireless Telecommunication Services - 1.8%
Sprint Nextel Corp.	3,939,900	101,807,016
TOTAL TELECOMMUNICATION SERVICES		272,460,526
TOTAL COMMON STOCKS (Cost $4,516,465,295)		5,085,220,388
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (g)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (g) (Cost $1,793,525)	255,000	255
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 22,990,000	21,897,975
TOTAL CONVERTIBLE BONDS (Cost $21,776,015)		21,897,975
Money Market Funds - 8.6%
	Shares
Fidelity Cash Central Fund, 4.77% (b)	393,245,817	393,245,817
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	81,450,300	81,450,300
TOTAL MONEY MARKET FUNDS (Cost $474,696,117)		474,696,117
Cash Equivalents - 0.1%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.52%, dated 3/31/06 due 4/3/06) (Cost $4,134,000)	$ 4,135,556	$ 4,134,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $5,018,864,952)		5,585,948,735
NET OTHER ASSETS - (1.2)%		(66,141,670)
NET ASSETS - 100%		$ 5,519,807,065
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,178,260 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $255 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 405,050
GeneProt, Inc. Series A	7/7/00	$ 1,388,475
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,750,960
Fidelity Securities Lending Cash Central Fund	695,648
Total	$ 8,446,608
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CIENA Corp.	$ 103,046,328	$ -	$ 17,914,044	$ -	$ 183,967,184
Finisar Corp.	26,351,402	-	46,602,037	-	-
GameStop Corp. Class A	59,021,985	34,551,505	74,958,757	-	-
Totals	$ 188,419,715	$ 34,551,505	$ 139,474,838	$ -	$ 183,967,184
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.3%
Switzerland	4.6%
Canada	1.5%
United Kingdom	1.1%
Bermuda	1.0%
India	1.0%
Others (individually less than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $79,005,815 and repurchase agreements of $4,134,000) - See accompanying schedule: Unaffiliated issuers (cost $4,456,856,775)	$ 4,927,285,434
Affiliated Central Funds (cost $474,696,117)	474,696,117
Other affiliated issuers (cost $87,312,060)	183,967,184
Total Investments (cost $5,018,864,952)		$ 5,585,948,735
Cash		439
Foreign currency held at value (cost $53,668)		53,670
Receivable for investments sold		82,491,389
Receivable for fund shares sold		178,356
Dividends receivable		8,328,981
Interest receivable		1,558,318
Prepaid expenses		18,020
Receivable from investment adviser for expense reductions		7,500
Other affiliated receivables		51,455
Other receivables		488,120
Total assets		5,679,124,983

Liabilities
Payable for investments purchased	$ 69,625,255
Payable for fund shares redeemed	2,391,341
Accrued management fee	2,609,725
Distribution fees payable	72,056
Other affiliated payables	349,414
Other payables and accrued expenses	2,819,828
Collateral on securities loaned, at value	81,450,299
Total liabilities		159,317,918

Net Assets		$ 5,519,807,065
Net Assets consist of:
Paid in capital		$ 4,724,267,952
Undistributed net investment income		20,933,389
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		210,098,766
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		564,506,958
Net Assets		$ 5,519,807,065

Statement of Assets and Liabilities - continued

March 31, 2006 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($5,173,143,845 ÷ 406,093,400 shares)	$ 12.74

Class A: Net Asset Value and redemption price per share ($346,111,677 ÷ 27,698,300 shares)	$ 12.50

Maximum offering price per share (100/94.25 of $12.50)	$ 13.26
Class T: Net Asset Value and redemption price per share ($120,095 ÷ 9,641 shares)	$ 12.46

Maximum offering price per share (100/96.50 of $12.46)	$ 12.91
Class B: Net Asset Value and offering price per share ($179,567 ÷ 14,445 shares) A	$ 12.43

Class C: Net Asset Value and offering price per share ($139,037 ÷ 11,175 shares) A	$ 12.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($112,844 ÷ 8,860.9 shares)	$ 12.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2006 (Unaudited)

Investment Income
Dividends		$ 34,996,225
Interest		781,124
Income from affiliated Central Funds		8,446,608
Total income		44,223,957

Expenses
Management fee	$ 15,223,182
Transfer agent fees	397,567
Distribution fees	399,163
Accounting and security lending fees	616,830
Independent trustees' compensation	10,887
Appreciation in deferred trustee compensation account	5,700
Custodian fees and expenses	177,807
Registration fees	21,292
Audit	45,115
Legal	32,437
Miscellaneous	235,433
Total expenses before reductions	17,165,413
Expense reductions	(1,971,942)	15,193,471
Net investment income (loss)		29,030,486
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $21,806)	217,393,022
Other affiliated issuers	16,011,689
Foreign currency transactions	244,243
Total net realized gain (loss)		233,648,954
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,754,964)	238,416,200
Assets and liabilities in foreign currencies	8,508
Total change in net unrealized appreciation (depreciation)		238,424,708
Net gain (loss)		472,073,662
Net increase (decrease) in net assets resulting from operations		$ 501,104,148

Statement of Changes in Net Assets

	Six months ended March 31, 2006 (Unaudited)	Year ended September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,030,486	$ 86,867,132
Net realized gain (loss)	233,648,954	291,018,936
Change in net unrealized appreciation (depreciation)	238,424,708	94,894,260
Net increase (decrease) in net assets resulting from operations	501,104,148	472,780,328
Distributions to shareholders from net investment income	(53,678,005)	(76,323,539)
Distributions to shareholders from net realized gain	(83,077,836)	-
Total distributions	(136,755,841)	(76,323,539)
Share transactions - net increase (decrease)	(104,359,233)	(351,020,942)
Total increase (decrease) in net assets	259,989,074	45,435,847

Net Assets
Beginning of period	5,259,817,991	5,214,382,144
End of period (including undistributed net investment income of $20,933,389 and undistributed net investment income of $48,576,995, respectively)	$ 5,519,807,065	$ 5,259,817,991

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2006	Years ended September 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.03	$ 10.02	$ 8.40	$ 10.14	$ 16.13
Income from Investment Operations
Net investment income (loss) E	.07	.19 F	.12	.08	.09	.08
Net realized and unrealized gain (loss)	1.08	.86	.97	1.63	(1.73)	(4.19)
Total from investment operations	1.15	1.05	1.09	1.71	(1.64)	(4.11)
Distributions from net investment income	(.13)	(.17)	(.08)	(.09)	(.10)	(.08)
Distributions from net realized gain	(.19)	-	-	-	-	(1.80)
Total distributions	(.32)	(.17)	(.08)	(.09)	(.10)	(1.88)
Net asset value, end of period	$ 12.74	$ 11.91	$ 11.03	$ 10.02	$ 8.40	$ 10.14
Total Return B, C, D	9.78%	9.51%	10.91%	20.45%	(16.39)%	(27.64)%
Ratios to Average Net Assets G
Expenses before reductions	.61% A	.62%	.61%	.62%	.61%	.60%
Expenses net of fee waivers, if any	.61% A	.62%	.61%	.62%	.61%	.60%
Expenses net of all reductions	.54% A	.51%	.55%	.50%	.43%	.55%
Net investment income (loss)	1.11% A	1.68% F	1.13%	.88%	.86%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,173,144	$ 4,965,789	$ 4,998,159	$ 4,633,668	$ 3,811,815	$ 4,523,725
Portfolio turnover rate	193% A	244%	212%	349%	326%	196%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

	Six months ended March 31, 2006	Years ended September 30,
	(Unaudited)	2005 J	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.66	$ 10.80	$ 9.81	$ 8.25	$ 9.97	$ 15.94
Income from Investment Operations
Net investment income (loss) F	.04	.13 G	.04	- I	- I	(.03)
Net realized and unrealized gain (loss)	1.06	.83	.96	1.59	(1.70)	(4.14)
Total from investment operations	1.10	.96	1.00	1.59	(1.70)	(4.17)
Distributions from net investment income	(.07)	(.10)	(.01)	(.03)	(.02)	-
Distributions from net realized gain	(.19)	-	-	-	-	(1.80)
Total distributions	(.26)	(.10)	(.01)	(.03)	(.02)	(1.80)
Net asset value, end of period	$ 12.50	$ 11.66	$ 10.80	$ 9.81	$ 8.25	$ 9.97
Total Return B, C, D, E	9.58%	8.86%	10.20%	19.30%	(17.10)%	(28.32)%
Ratios to Average Net Assets H
Expenses before reductions	1.06% A	1.17%	1.34%	1.49%	1.48%	1.50%
Expenses net of fee waivers, if any	1.06% A	1.17%	1.34%	1.49%	1.48%	1.50%
Expenses net of all reductions	.99% A	1.06%	1.27%	1.37%	1.30%	1.44%
Net investment income (loss)	.66% A	1.14% G	.40%	-%	(.01)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 346,111	$ 293,602	$ 216,223	$ 137,691	$ 65,844	$ 38,389
Portfolio turnover rate	193% A	244%	212%	349%	326%	196%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.02	.01
Net realized and unrealized gain (loss)	1.05	.31
Total from investment operations	1.07	.32
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.27)	-
Net asset value, end of period	$ 12.46	$ 11.66
Total Return B, C, D	9.35%	2.82%
Ratios to Average Net Assets G
Expenses before reductions	1.33% A	1.33% A
Expenses net of fee waivers, if any	1.33% A	1.33% A
Expenses net of all reductions	1.25% A	1.21% A
Net investment income (loss)	.40% A	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 103
Portfolio turnover rate	193% A	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)
Net realized and unrealized gain (loss)	1.05	.31
Total from investment operations	1.04	.30
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.25)	-
Net asset value, end of period	$ 12.43	$ 11.64
Total Return B, C, D	9.04%	2.65%
Ratios to Average Net Assets G
Expenses before reductions	1.90% A	1.85% A
Expenses net of fee waivers, if any	1.90% A	1.85% A
Expenses net of all reductions	1.83% A	1.74% A
Net investment income (loss)	(.18)% A	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 180	$ 118
Portfolio turnover rate	193% A	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	- H	(.01)
Net realized and unrealized gain (loss)	1.05	.31
Total from investment operations	1.05	.30
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.25)	-
Net asset value, end of period	$ 12.44	$ 11.64
Total Return B, C, D	9.10%	2.65%
Ratios to Average Net Assets G
Expenses before reductions	1.80% A	1.82% A
Expenses net of fee waivers, if any	1.80% A	1.82% A
Expenses net of all reductions	1.73% A	1.71% A
Net investment income (loss)	(.08)% A	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 139	$ 103
Portfolio turnover rate	193% A	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.06	.02
Net realized and unrealized gain (loss)	1.07	.32
Total from investment operations	1.13	.34
Distributions from net investment income	(.11)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.30)	-
Net asset value, end of period	$ 12.74	$ 11.91
Total Return B, C	9.67%	2.94%
Ratios to Average Net Assets F
Expenses before reductions	.78% A	.83% A
Expenses net of fee waivers, if any	.78% A	.83% A
Expenses net of all reductions	.71% A	.71% A
Net investment income (loss)	.94% A	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113	$ 103
Portfolio turnover rate	193% A	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Destiny II (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares.

The fund offers six classes of shares, Class O, Class A, Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of Class O are only offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II: O, a unit investment trust. Shares of Class A are also offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II: N, a unit investment trust, as well as through intermediaries.

Fidelity intends to continue to offer contractual plans for sale, though pending federal legislation would prohibit future contractual plan sales. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 603,013,208
Unrealized depreciation	(50,460,867)
Net unrealized appreciation (depreciation)	552,552,341
Cost for federal income tax purposes	$ 5,033,396,394

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,836,153,068 and $5,104,460,327, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	397,676	28,838
Class T	.25%	.25%	270	265
Class B	.75%	.25%	679	642
Class C	.75%	.25%	538	538
			$ 399,163	$ 30,283

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares. Class A shares purchased through the Fidelity Systematic Investment Plans are not subject to these front-end and contingent deferred sales charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	581
Class T	7
Class B *	-
Class C *	-
$ 588

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FSC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC were as follows:

	Amount	% of Average Net Assets
Class O	$ 75,977	.00*
Class A	321,072	.20 *
Class T	119	.22 *
Class B	202	.30 *
Class C	104	.19 *
Institutional Class	93	.17 *
	$ 397,567

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $88,475 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $695,648.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class O	7,022
Class A	478
$ 7,500

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,959,826 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3,915. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 701

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2006	Year ended September 30, 2005
From net investment income
Class O	$ 51,786,020	$ 74,292,069
Class A	1,889,151	2,031,470
Class T	741	-
Class B	620	-
Class C	496	-
Institutional Class	977	-
Total	$ 53,678,005	$ 76,323,539
From net realized gain
Class O	$ 78,085,736	$ -
Class A	4,985,069	-
Class T	1,675	-
Class B	2,032	-
Class C	1,682	-
Institutional Class	1,642	-
Total	$ 83,077,836	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2006	Year ended September 30, 2005 A	Six months ended March 31, 2006	Year ended September 30, 2005 A
Class O
Shares sold	10,144,591	24,435,956	$ 123,419,088	$ 277,483,378
Reinvestment of distributions	10,289,971	5,981,021	123,685,010	69,670,688
Shares redeemed	(31,276,417)	(66,463,101)	(381,508,420)	(756,086,897)
Net increase (decrease)	(10,841,855)	(36,046,124)	$ (134,404,322)	$ (408,932,831)
Class A
Shares sold	3,258,192	7,215,759	$ 38,830,554	$ 80,409,418
Reinvestment of distributions	570,553	168,925	6,738,236	1,935,076
Shares redeemed	(1,304,776)	(2,227,995)	(15,618,067)	(24,847,672)
Net increase (decrease)	2,523,969	5,156,689	$ 29,950,723	$ 57,496,822
Class T
Shares sold	618	8,818	$ 7,524	$ 100,000
Reinvestment of distributions	205	-	2,416	-
Net increase (decrease)	823	8,818	$ 9,940	$ 100,000
Class B
Shares sold	4,123	10,123	$ 50,316	$ 115,009
Reinvestment of distributions	225	-	2,652	-
Shares redeemed	(26)	-	(319)	-
Net increase (decrease)	4,322	10,123	$ 52,649	$ 115,009
Class C
Shares sold	2,167	8,823	$ 26,980	$ 100,058
Reinvestment of distributions	185	-	2,178	-
Net increase (decrease)	2,352	8,823	$ 29,158	$ 100,058
Institutional Class
Shares sold	-	8,643	$ -	$ 100,000
Reinvestment of distributions	218	-	2,619	-
Net increase (decrease)	218	8,643	$ 2,619	$ 100,000

A Share transactions for Class T, B, C and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,208,382,690.71	76.063%
Against	1,724,200,246.58	21.124%
Abstain	229,323,062.04	2.810%
Broker Non-Votes	288,938.96	0.004%
TOTAL	8,162,194,938.29	100.000%
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	7,841,421,406.70	96.070%
Withheld	320,773,531.59	3.930%
TOTAL	8,162,194,938.29	100.000%
Albert R. Gamper, Jr. B
Affirmative	7,828,620,938.56	95.913%
Withheld	333,573,999.73	4.087%
TOTAL	8,162,194,938.29	100.000%
Robert M. Gates
Affirmative	7,698,226,995.74	94.316%
Withheld	463,967,942.55	5.684%
TOTAL	8,162,194,938.29	100.000%
George H. Heilmeier
Affirmative	7,718,888,655.41	94.569%
Withheld	443,306,282.88	5.431%
TOTAL	8,162,194,938.29	100.000%
Abigail P. Johnson
Affirmative	7,673,911,405.84	94.018%
Withheld	488,283,532.45	5.982%
TOTAL	8,162,194,938.29	100.000%
Edward C. Johnson 3d
Affirmative	7,663,368,736.50	93.889%
Withheld	498,826,201.79	6.111%
TOTAL	8,162,194,938.29	100.000%
Stephen P. Jonas
Affirmative	7,691,649,604.32	94.235%
Withheld	470,545,333.97	5.765%
TOTAL	8,162,194,938.29	100.000%
Marie L. Knowles
Affirmative	7,715,176,904.55	94.523%
Withheld	447,018,033.74	5.477%
TOTAL	8,162,194,938.29	100.000%
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	7,724,450,005.27	94.637%
Withheld	437,744,933.02	5.363%
TOTAL	8,162,194,938.29	100.000%
Marvin L. Mann
Affirmative	7,705,305,152.88	94.402%
Withheld	456,889,785.41	5.598%
TOTAL	8,162,194,938.29	100.000%
William O. McCoy
Affirmative	7,694,658,613.44	94.272%
Withheld	467,536,324.85	5.728%
TOTAL	8,162,194,938.29	100.000%
Robert L. Reynolds
Affirmative	7,712,454,548.18	94.490%
Withheld	449,740,390.11	5.510%
TOTAL	8,162,194,938.29	100.000%
Cornelia M. Small
Affirmative	7,719,750,543.37	94.579%
Withheld	442,444,394.92	5.421%
TOTAL	8,162,194,938.29	100.000%
William S. Stavropoulos
Affirmative	7,721,337,234.05	94.599%
Withheld	440,857,704.24	5.401%
TOTAL	8,162,194,938.29	100.000%
Kenneth L. Wolfe
Affirmative	7,720,752,910.62	94.592%
Withheld	441,442,027.67	5.408%
TOTAL	8,162,194,938.29	100.000%
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Destiny II

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Fidelity
Destiny Portfolios:
Destiny II - Class A

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

DESIIN-USAN-0506

1.791870.102

Fidelity

Destiny®

Portfolios:

Destiny II - Class O

Semiannual Report

March 31, 2006

(Destiny_logo)

Annual Report

Contents

Semiannual Report

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on http://advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Expenses Paid During Period * October 1, 2005 to March 31, 2006
Class O
Actual	$ 1,000.00	$ 1,097.80	$ 3.19
HypotheticalA	$ 1,000.00	$ 1,021.89	$ 3.07
Class A
Actual	$ 1,000.00	$ 1,095.80	$ 5.54
HypotheticalA	$ 1,000.00	$ 1,019.65	$ 5.34
Class T
Actual	$ 1,000.00	$ 1,093.50	$ 6.94
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.69
Class B
Actual	$ 1,000.00	$ 1,090.40	$ 9.90
HypotheticalA	$ 1,000.00	$ 1,015.46	$ 9.55
Class C
Actual	$ 1,000.00	$ 1,091.00	$ 9.38
HypotheticalA	$ 1,000.00	$ 1,015.96	$ 9.05
Institutional Class
Actual	$ 1,000.00	$ 1,096.70	$ 4.08
HypotheticalA	$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.61%
Class A	1.06%
Class T	1.33%
Class B	1.90%
Class C	1.80%
Institutional Class	.78%

Semiannual Report

Investment Changes

Top Ten Equity Holdings
as of March 31, 2006	as of September 30, 2005
American International Group, Inc.	American International Group, Inc.
General Electric Co.	Microsoft Corp.
Johnson & Johnson	General Electric Co.
Microsoft Corp.	Altria Group, Inc.
Altria Group, Inc.	UnitedHealth Group, Inc.
SLM Corp.	SLM Corp.
CIENA Corp.	Roche Holding AG (participation certificate)
Wyeth	CIENA Corp.
UnitedHealth Group, Inc.	The Coca-Cola Co.
Honeywell International, Inc.	SBC Communications, Inc.
Top Five Market Sectors
as of March 31, 2006	% of fund's net assets	as of September 30, 2005	% of fund's net assets
Health Care	25.3	Information Technology	18.0
Information Technology	16.7	Health Care	17.9
Financials	15.7	Consumer Discretionary	14.7
Industrials	11.8	Financials	12.8
Consumer Staples	9.1	Consumer Staples	11.0
Asset Allocation (% of fund's net assets)
As of March 31, 2006 *		As of September 30, 2005 **
	Stocks 92.1%		Stocks 92.8%
	Convertible Securities 0.4%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 7.5%		Short-Term Investments and Net Other Assets 6.8%
* Foreign investments	11.7%	** Foreign investments	13.3%

Semiannual Report

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.3%
Gentex Corp.	816,487	$ 14,255,863
Automobiles - 0.7%
Ford Motor Co.	1,227,300	9,769,308
General Motors Corp. (d)	1,334,800	28,391,196
		38,160,504
Hotels, Restaurants & Leisure - 1.3%
Boyd Gaming Corp.	427,665	21,357,590
Domino's Pizza, Inc.	1,031,200	29,440,760
WMS Industries, Inc. (a)	661,300	19,905,130
		70,703,480
Leisure Equipment & Products - 0.5%
Marvel Entertainment, Inc. (a)	1,398,100	28,129,772
Media - 1.9%
Clear Channel Communications, Inc.	35,000	1,015,350
DreamWorks Animation SKG, Inc. Class A (a)	1,938,700	51,278,615
Getty Images, Inc. (a)	30,000	2,246,400
News Corp. Class B	86,100	1,511,916
Omnicom Group, Inc.	107,500	8,949,375
Pixar (a)	628,546	40,314,940
Viacom, Inc. Class A (a)	22,100	856,596
		106,173,192
Specialty Retail - 2.2%
Best Buy Co., Inc.	21,500	1,202,495
Gamestop Corp.:
Class A (a)(d)	666,951	31,440,070
Class B (a)	974,300	42,206,676
Staples, Inc.	1,261,850	32,202,412
The Game Group PLC	11,719,089	16,540,725
		123,592,378
TOTAL CONSUMER DISCRETIONARY		381,015,189
CONSUMER STAPLES - 9.1%
Beverages - 1.0%
Coca-Cola Enterprises, Inc.	816,600	16,609,644
The Coca-Cola Co.	877,800	36,753,486
		53,363,130
Food & Staples Retailing - 1.8%
CVS Corp.	1,816,200	54,249,894
Wal-Mart Stores, Inc.	980,300	46,309,372
		100,559,266
Food Products - 1.6%
Nestle SA:
(Reg.)	85,370	25,339,922
sponsored ADR	899,800	65,145,520
		90,485,442
Household Products - 1.0%
Colgate-Palmolive Co.	947,700	54,113,670

	Shares	Value (Note 1)
Tobacco - 3.7%
Altria Group, Inc.	2,852,700	$ 202,142,322
TOTAL CONSUMER STAPLES		500,663,830
ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Diamond Offshore Drilling, Inc.	5,300	474,350
Halliburton Co.	12,900	941,958
		1,416,308
Oil, Gas & Consumable Fuels - 1.7%
BP PLC sponsored ADR	100,000	6,894,000
Chevron Corp.	580,800	33,668,976
EOG Resources, Inc.	301,400	21,700,800
Total SA sponsored ADR	86,100	11,341,953
Ultra Petroleum Corp. (a)	344,500	21,465,795
		95,071,524
TOTAL ENERGY		96,487,832
FINANCIALS - 15.7%
Capital Markets - 0.0%
Northern Trust Corp.	21,500	1,128,750
Commercial Banks - 2.3%
Bank of America Corp.	1,438,900	65,527,506
Boston Private Financial Holdings, Inc.	24,869	840,324
Uniao de Bancos Brasileiros SA (Unibanco) unit	1,634,200	23,825,790
Wachovia Corp.	641,100	35,933,655
		126,127,275
Consumer Finance - 3.4%
SLM Corp.	3,561,818	185,000,827
Insurance - 10.0%
ACE Ltd.	940,318	48,905,939
AFLAC, Inc.	1,161,320	52,410,372
American International Group, Inc.	6,148,200	406,334,536
Aspen Insurance Holdings Ltd.	71,900	1,773,054
Platinum Underwriters Holdings Ltd.	111,200	3,235,920
The St. Paul Travelers Companies, Inc.	988,400	41,305,236
		553,965,057
TOTAL FINANCIALS		866,221,909
HEALTH CARE - 25.3%
Biotechnology - 3.4%
Amgen, Inc. (a)	206,700	15,037,425
Biogen Idec, Inc. (a)	386,200	18,190,020
Cephalon, Inc. (a)(d)	129,600	7,808,400
Charles River Laboratories International, Inc. (a)	1,872,800	91,804,656
Gilead Sciences, Inc. (a)	603,100	37,524,882
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
ICOS Corp. (a)	172,100	$ 3,794,805
Invitrogen Corp. (a)	242,900	17,034,577
		191,194,765
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	1,939,100	44,696,255
C.R. Bard, Inc.	514,300	34,874,683
Inverness Medical Innovations, Inc. (a)	264,200	7,590,466
Phonak Holding AG	258,517	14,712,350
Straumann Holding AG	43,049	9,806,376
Syneron Medical Ltd. (a)(d)	699,800	20,441,158
		132,121,288
Health Care Providers & Services - 5.3%
Aetna, Inc.	429,900	21,125,286
Cardinal Health, Inc.	624,300	46,522,836
Humana, Inc. (a)	1,122,500	59,099,625
UnitedHealth Group, Inc.	2,940,480	164,255,213
		291,002,960
Pharmaceuticals - 14.2%
Allergan, Inc.	193,700	21,016,450
Barr Pharmaceuticals, Inc. (a)	891,300	56,134,074
Cipla Ltd.	3,539,066	52,668,459
Johnson & Johnson	4,090,600	242,245,332
Novartis AG sponsored ADR	622,900	34,533,576
Pfizer, Inc.	2,411,100	60,084,612
Roche Holding AG (participation certificate)	705,358	105,008,428
Teva Pharmaceutical Industries Ltd. sponsored ADR	688,597	28,356,424
Wyeth	3,789,200	183,851,984
		783,899,339
TOTAL HEALTH CARE		1,398,218,352
INDUSTRIALS - 11.8%
Aerospace & Defense - 3.8%
General Dynamics Corp.	818,200	52,348,436
Honeywell International, Inc.	2,971,600	127,095,332
Raytheon Co.	645,900	29,608,056
		209,051,824
Commercial Services & Supplies - 0.2%
Monster Worldwide, Inc. (a)	8,600	428,796
Tele Atlas NV (a)	495,100	11,284,823
		11,713,619
Industrial Conglomerates - 7.3%
3M Co.	99,000	7,493,310
General Electric Co.	8,824,800	306,926,544
Tyco International Ltd.	3,223,646	86,651,604
		401,071,458

	Shares	Value (Note 1)
Machinery - 0.5%
Toro Co.	559,300	$ 26,706,575
TOTAL INDUSTRIALS		648,543,476
INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 5.9%
Alcatel SA sponsored ADR (a)(d)	1,248,800	19,231,520
CIENA Corp. (a)(e)	35,310,400	183,967,184
Corning, Inc. (a)	1,009,900	27,176,409
CSR PLC (a)	968,600	20,191,242
Finisar Corp. (a)(d)	5,239,500	25,935,525
Harris Corp.	193,700	9,160,073
NMS Communications Corp. (a)	2,270,554	8,559,989
Sandvine Corp. (f)	605,600	1,178,260
Sonus Networks, Inc. (a)	3,681,889	20,176,752
Sycamore Networks, Inc. (a)	2,064,600	9,703,620
		325,280,574
Computers & Peripherals - 1.1%
EMC Corp. (a)	2,621,900	35,736,497
NCR Corp. (a)	509,000	21,271,110
Sun Microsystems, Inc. (a)	495,200	2,540,376
		59,547,983
Electronic Equipment & Instruments - 0.0%
Universal Display Corp. (a)	155,403	2,234,695
IT Services - 0.0%
NCI, Inc. Class A	138,397	1,937,558
Semiconductors & Semiconductor Equipment - 2.7%
Applied Micro Circuits Corp. (a)	9,905,298	40,314,563
ARM Holdings PLC sponsored ADR	387,400	2,669,186
ASML Holding NV (NY Shares) (a)	6,100	124,257
ATI Technologies, Inc. (a)	3,665,800	62,981,141
Exar Corp. (a)	648,643	9,262,622
Integrated Device Technology, Inc. (a)	676,200	10,048,332
Linear Technology Corp.	236,800	8,306,944
Mindspeed Technologies, Inc. (a)(d)	186,358	741,705
PMC-Sierra, Inc. (a)	1,118,750	13,749,438
Teradyne, Inc. (a)	62,900	975,579
Trident Microsystems, Inc. (a)	34,500	1,002,570
		150,176,337
Software - 6.6%
Activision, Inc. (a)	3,788,400	52,242,036
Cadence Design Systems, Inc. (a)	1,119,400	20,697,706
Electronic Arts, Inc. (a)	172,200	9,422,784
Microsoft Corp.	8,589,946	233,732,431
NDS Group PLC sponsored ADR (a)	296,200	15,411,286
Nintendo Co. Ltd.	193,700	28,960,795
THQ, Inc. (a)	85,994	2,226,385
		362,693,423
TOTAL INFORMATION TECHNOLOGY		901,870,570
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 0.4%
Metals & Mining - 0.4%
Alcoa, Inc.	645,900	$ 19,738,704
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	1,850,100	50,026,704
Qwest Communications International, Inc. (a)	2,562,000	17,421,600
Verizon Communications, Inc.	3,030,100	103,205,206
		170,653,510
Wireless Telecommunication Services - 1.8%
Sprint Nextel Corp.	3,939,900	101,807,016
TOTAL TELECOMMUNICATION SERVICES		272,460,526
TOTAL COMMON STOCKS (Cost $4,516,465,295)		5,085,220,388
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (g)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (g) (Cost $1,793,525)	255,000	255
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 22,990,000	21,897,975
TOTAL CONVERTIBLE BONDS (Cost $21,776,015)		21,897,975
Money Market Funds - 8.6%
	Shares
Fidelity Cash Central Fund, 4.77% (b)	393,245,817	393,245,817
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	81,450,300	81,450,300
TOTAL MONEY MARKET FUNDS (Cost $474,696,117)		474,696,117
Cash Equivalents - 0.1%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.52%, dated 3/31/06 due 4/3/06) (Cost $4,134,000)	$ 4,135,556	$ 4,134,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $5,018,864,952)		5,585,948,735
NET OTHER ASSETS - (1.2)%		(66,141,670)
NET ASSETS - 100%		$ 5,519,807,065
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,178,260 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $255 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 405,050
GeneProt, Inc. Series A	7/7/00	$ 1,388,475
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,750,960
Fidelity Securities Lending Cash Central Fund	695,648
Total	$ 8,446,608
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CIENA Corp.	$ 103,046,328	$ -	$ 17,914,044	$ -	$ 183,967,184
Finisar Corp.	26,351,402	-	46,602,037	-	-
GameStop Corp. Class A	59,021,985	34,551,505	74,958,757	-	-
Totals	$ 188,419,715	$ 34,551,505	$ 139,474,838	$ -	$ 183,967,184
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.3%
Switzerland	4.6%
Canada	1.5%
United Kingdom	1.1%
Bermuda	1.0%
India	1.0%
Others (individually less than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $79,005,815 and repurchase agreements of $4,134,000) - See accompanying schedule: Unaffiliated issuers (cost $4,456,856,775)	$ 4,927,285,434
Affiliated Central Funds (cost $474,696,117)	474,696,117
Other affiliated issuers (cost $87,312,060)	183,967,184
Total Investments (cost $5,018,864,952)		$ 5,585,948,735
Cash		439
Foreign currency held at value (cost $53,668)		53,670
Receivable for investments sold		82,491,389
Receivable for fund shares sold		178,356
Dividends receivable		8,328,981
Interest receivable		1,558,318
Prepaid expenses		18,020
Receivable from investment adviser for expense reductions		7,500
Other affiliated receivables		51,455
Other receivables		488,120
Total assets		5,679,124,983

Liabilities
Payable for investments purchased	$ 69,625,255
Payable for fund shares redeemed	2,391,341
Accrued management fee	2,609,725
Distribution fees payable	72,056
Other affiliated payables	349,414
Other payables and accrued expenses	2,819,828
Collateral on securities loaned, at value	81,450,299
Total liabilities		159,317,918

Net Assets		$ 5,519,807,065
Net Assets consist of:
Paid in capital		$ 4,724,267,952
Undistributed net investment income		20,933,389
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		210,098,766
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		564,506,958
Net Assets		$ 5,519,807,065

Statement of Assets and Liabilities - continued

March 31, 2006 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($5,173,143,845 ÷ 406,093,400 shares)	$ 12.74

Class A: Net Asset Value and redemption price per share ($346,111,677 ÷ 27,698,300 shares)	$ 12.50

Maximum offering price per share (100/94.25 of $12.50)	$ 13.26
Class T: Net Asset Value and redemption price per share ($120,095 ÷ 9,641 shares)	$ 12.46

Maximum offering price per share (100/96.50 of $12.46)	$ 12.91
Class B: Net Asset Value and offering price per share ($179,567 ÷ 14,445 shares) A	$ 12.43

Class C: Net Asset Value and offering price per share ($139,037 ÷ 11,175 shares) A	$ 12.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($112,844 ÷ 8,860.9 shares)	$ 12.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2006 (Unaudited)

Investment Income
Dividends		$ 34,996,225
Interest		781,124
Income from affiliated Central Funds		8,446,608
Total income		44,223,957

Expenses
Management fee	$ 15,223,182
Transfer agent fees	397,567
Distribution fees	399,163
Accounting and security lending fees	616,830
Independent trustees' compensation	10,887
Appreciation in deferred trustee compensation account	5,700
Custodian fees and expenses	177,807
Registration fees	21,292
Audit	45,115
Legal	32,437
Miscellaneous	235,433
Total expenses before reductions	17,165,413
Expense reductions	(1,971,942)	15,193,471
Net investment income (loss)		29,030,486
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $21,806)	217,393,022
Other affiliated issuers	16,011,689
Foreign currency transactions	244,243
Total net realized gain (loss)		233,648,954
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,754,964)	238,416,200
Assets and liabilities in foreign currencies	8,508
Total change in net unrealized appreciation (depreciation)		238,424,708
Net gain (loss)		472,073,662
Net increase (decrease) in net assets resulting from operations		$ 501,104,148

Statement of Changes in Net Assets

	Six months ended March 31, 2006 (Unaudited)	Year ended September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,030,486	$ 86,867,132
Net realized gain (loss)	233,648,954	291,018,936
Change in net unrealized appreciation (depreciation)	238,424,708	94,894,260
Net increase (decrease) in net assets resulting from operations	501,104,148	472,780,328
Distributions to shareholders from net investment income	(53,678,005)	(76,323,539)
Distributions to shareholders from net realized gain	(83,077,836)	-
Total distributions	(136,755,841)	(76,323,539)
Share transactions - net increase (decrease)	(104,359,233)	(351,020,942)
Total increase (decrease) in net assets	259,989,074	45,435,847

Net Assets
Beginning of period	5,259,817,991	5,214,382,144
End of period (including undistributed net investment income of $20,933,389 and undistributed net investment income of $48,576,995, respectively)	$ 5,519,807,065	$ 5,259,817,991

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2006	Years ended September 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.03	$ 10.02	$ 8.40	$ 10.14	$ 16.13
Income from Investment Operations
Net investment income (loss) E	.07	.19 F	.12	.08	.09	.08
Net realized and unrealized gain (loss)	1.08	.86	.97	1.63	(1.73)	(4.19)
Total from investment operations	1.15	1.05	1.09	1.71	(1.64)	(4.11)
Distributions from net investment income	(.13)	(.17)	(.08)	(.09)	(.10)	(.08)
Distributions from net realized gain	(.19)	-	-	-	-	(1.80)
Total distributions	(.32)	(.17)	(.08)	(.09)	(.10)	(1.88)
Net asset value, end of period	$ 12.74	$ 11.91	$ 11.03	$ 10.02	$ 8.40	$ 10.14
Total Return B, C, D	9.78%	9.51%	10.91%	20.45%	(16.39)%	(27.64)%
Ratios to Average Net Assets G
Expenses before reductions	.61% A	.62%	.61%	.62%	.61%	.60%
Expenses net of fee waivers, if any	.61% A	.62%	.61%	.62%	.61%	.60%
Expenses net of all reductions	.54% A	.51%	.55%	.50%	.43%	.55%
Net investment income (loss)	1.11% A	1.68% F	1.13%	.88%	.86%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,173,144	$ 4,965,789	$ 4,998,159	$ 4,633,668	$ 3,811,815	$ 4,523,725
Portfolio turnover rate	193% A	244%	212%	349%	326%	196%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

	Six months ended March 31, 2006	Years ended September 30,
	(Unaudited)	2005 J	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.66	$ 10.80	$ 9.81	$ 8.25	$ 9.97	$ 15.94
Income from Investment Operations
Net investment income (loss) F	.04	.13 G	.04	- I	- I	(.03)
Net realized and unrealized gain (loss)	1.06	.83	.96	1.59	(1.70)	(4.14)
Total from investment operations	1.10	.96	1.00	1.59	(1.70)	(4.17)
Distributions from net investment income	(.07)	(.10)	(.01)	(.03)	(.02)	-
Distributions from net realized gain	(.19)	-	-	-	-	(1.80)
Total distributions	(.26)	(.10)	(.01)	(.03)	(.02)	(1.80)
Net asset value, end of period	$ 12.50	$ 11.66	$ 10.80	$ 9.81	$ 8.25	$ 9.97
Total Return B, C, D, E	9.58%	8.86%	10.20%	19.30%	(17.10)%	(28.32)%
Ratios to Average Net Assets H
Expenses before reductions	1.06% A	1.17%	1.34%	1.49%	1.48%	1.50%
Expenses net of fee waivers, if any	1.06% A	1.17%	1.34%	1.49%	1.48%	1.50%
Expenses net of all reductions	.99% A	1.06%	1.27%	1.37%	1.30%	1.44%
Net investment income (loss)	.66% A	1.14% G	.40%	-%	(.01)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 346,111	$ 293,602	$ 216,223	$ 137,691	$ 65,844	$ 38,389
Portfolio turnover rate	193% A	244%	212%	349%	326%	196%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.02	.01
Net realized and unrealized gain (loss)	1.05	.31
Total from investment operations	1.07	.32
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.27)	-
Net asset value, end of period	$ 12.46	$ 11.66
Total Return B, C, D	9.35%	2.82%
Ratios to Average Net Assets G
Expenses before reductions	1.33% A	1.33% A
Expenses net of fee waivers, if any	1.33% A	1.33% A
Expenses net of all reductions	1.25% A	1.21% A
Net investment income (loss)	.40% A	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 103
Portfolio turnover rate	193% A	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)
Net realized and unrealized gain (loss)	1.05	.31
Total from investment operations	1.04	.30
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.25)	-
Net asset value, end of period	$ 12.43	$ 11.64
Total Return B, C, D	9.04%	2.65%
Ratios to Average Net Assets G
Expenses before reductions	1.90% A	1.85% A
Expenses net of fee waivers, if any	1.90% A	1.85% A
Expenses net of all reductions	1.83% A	1.74% A
Net investment income (loss)	(.18)% A	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 180	$ 118
Portfolio turnover rate	193% A	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	- H	(.01)
Net realized and unrealized gain (loss)	1.05	.31
Total from investment operations	1.05	.30
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.25)	-
Net asset value, end of period	$ 12.44	$ 11.64
Total Return B, C, D	9.10%	2.65%
Ratios to Average Net Assets G
Expenses before reductions	1.80% A	1.82% A
Expenses net of fee waivers, if any	1.80% A	1.82% A
Expenses net of all reductions	1.73% A	1.71% A
Net investment income (loss)	(.08)% A	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 139	$ 103
Portfolio turnover rate	193% A	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.06	.02
Net realized and unrealized gain (loss)	1.07	.32
Total from investment operations	1.13	.34
Distributions from net investment income	(.11)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.30)	-
Net asset value, end of period	$ 12.74	$ 11.91
Total Return B, C	9.67%	2.94%
Ratios to Average Net Assets F
Expenses before reductions	.78% A	.83% A
Expenses net of fee waivers, if any	.78% A	.83% A
Expenses net of all reductions	.71% A	.71% A
Net investment income (loss)	.94% A	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113	$ 103
Portfolio turnover rate	193% A	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Destiny II (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares.

The fund offers six classes of shares, Class O, Class A, Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of Class O are only offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II: O, a unit investment trust. Shares of Class A are also offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II: N, a unit investment trust, as well as through intermediaries.

Fidelity intends to continue to offer contractual plans for sale, though pending federal legislation would prohibit future contractual plan sales. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 603,013,208
Unrealized depreciation	(50,460,867)
Net unrealized appreciation (depreciation)	552,552,341
Cost for federal income tax purposes	$ 5,033,396,394

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,836,153,068 and $5,104,460,327, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	397,676	28,838
Class T	.25%	.25%	270	265
Class B	.75%	.25%	679	642
Class C	.75%	.25%	538	538
			$ 399,163	$ 30,283

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares. Class A shares purchased through the Fidelity Systematic Investment Plans are not subject to these front-end and contingent deferred sales charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	581
Class T	7
Class B *	-
Class C *	-
$ 588

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FSC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC were as follows:

	Amount	% of Average Net Assets
Class O	$ 75,977	.00*
Class A	321,072	.20 *
Class T	119	.22 *
Class B	202	.30 *
Class C	104	.19 *
Institutional Class	93	.17 *
	$ 397,567

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $88,475 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $695,648.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class O	7,022
Class A	478
$ 7,500

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,959,826 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3,915. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 701

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2006	Year ended September 30, 2005
From net investment income
Class O	$ 51,786,020	$ 74,292,069
Class A	1,889,151	2,031,470
Class T	741	-
Class B	620	-
Class C	496	-
Institutional Class	977	-
Total	$ 53,678,005	$ 76,323,539
From net realized gain
Class O	$ 78,085,736	$ -
Class A	4,985,069	-
Class T	1,675	-
Class B	2,032	-
Class C	1,682	-
Institutional Class	1,642	-
Total	$ 83,077,836	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2006	Year ended September 30, 2005 A	Six months ended March 31, 2006	Year ended September 30, 2005 A
Class O
Shares sold	10,144,591	24,435,956	$ 123,419,088	$ 277,483,378
Reinvestment of distributions	10,289,971	5,981,021	123,685,010	69,670,688
Shares redeemed	(31,276,417)	(66,463,101)	(381,508,420)	(756,086,897)
Net increase (decrease)	(10,841,855)	(36,046,124)	$ (134,404,322)	$ (408,932,831)
Class A
Shares sold	3,258,192	7,215,759	$ 38,830,554	$ 80,409,418
Reinvestment of distributions	570,553	168,925	6,738,236	1,935,076
Shares redeemed	(1,304,776)	(2,227,995)	(15,618,067)	(24,847,672)
Net increase (decrease)	2,523,969	5,156,689	$ 29,950,723	$ 57,496,822
Class T
Shares sold	618	8,818	$ 7,524	$ 100,000
Reinvestment of distributions	205	-	2,416	-
Net increase (decrease)	823	8,818	$ 9,940	$ 100,000
Class B
Shares sold	4,123	10,123	$ 50,316	$ 115,009
Reinvestment of distributions	225	-	2,652	-
Shares redeemed	(26)	-	(319)	-
Net increase (decrease)	4,322	10,123	$ 52,649	$ 115,009
Class C
Shares sold	2,167	8,823	$ 26,980	$ 100,058
Reinvestment of distributions	185	-	2,178	-
Net increase (decrease)	2,352	8,823	$ 29,158	$ 100,058
Institutional Class
Shares sold	-	8,643	$ -	$ 100,000
Reinvestment of distributions	218	-	2,619	-
Net increase (decrease)	218	8,643	$ 2,619	$ 100,000

A Share transactions for Class T, B, C and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,208,382,690.71	76.063%
Against	1,724,200,246.58	21.124%
Abstain	229,323,062.04	2.810%
Broker Non-Votes	288,938.96	0.004%
TOTAL	8,162,194,938.29	100.000%
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	7,841,421,406.70	96.070%
Withheld	320,773,531.59	3.930%
TOTAL	8,162,194,938.29	100.000%
Albert R. Gamper, Jr. B
Affirmative	7,828,620,938.56	95.913%
Withheld	333,573,999.73	4.087%
TOTAL	8,162,194,938.29	100.000%
Robert M. Gates
Affirmative	7,698,226,995.74	94.316%
Withheld	463,967,942.55	5.684%
TOTAL	8,162,194,938.29	100.000%
George H. Heilmeier
Affirmative	7,718,888,655.41	94.569%
Withheld	443,306,282.88	5.431%
TOTAL	8,162,194,938.29	100.000%
Abigail P. Johnson
Affirmative	7,673,911,405.84	94.018%
Withheld	488,283,532.45	5.982%
TOTAL	8,162,194,938.29	100.000%
Edward C. Johnson 3d
Affirmative	7,663,368,736.50	93.889%
Withheld	498,826,201.79	6.111%
TOTAL	8,162,194,938.29	100.000%
Stephen P. Jonas
Affirmative	7,691,649,604.32	94.235%
Withheld	470,545,333.97	5.765%
TOTAL	8,162,194,938.29	100.000%
Marie L. Knowles
Affirmative	7,715,176,904.55	94.523%
Withheld	447,018,033.74	5.477%
TOTAL	8,162,194,938.29	100.000%
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	7,724,450,005.27	94.637%
Withheld	437,744,933.02	5.363%
TOTAL	8,162,194,938.29	100.000%
Marvin L. Mann
Affirmative	7,705,305,152.88	94.402%
Withheld	456,889,785.41	5.598%
TOTAL	8,162,194,938.29	100.000%
William O. McCoy
Affirmative	7,694,658,613.44	94.272%
Withheld	467,536,324.85	5.728%
TOTAL	8,162,194,938.29	100.000%
Robert L. Reynolds
Affirmative	7,712,454,548.18	94.490%
Withheld	449,740,390.11	5.510%
TOTAL	8,162,194,938.29	100.000%
Cornelia M. Small
Affirmative	7,719,750,543.37	94.579%
Withheld	442,444,394.92	5.421%
TOTAL	8,162,194,938.29	100.000%
William S. Stavropoulos
Affirmative	7,721,337,234.05	94.599%
Withheld	440,857,704.24	5.401%
TOTAL	8,162,194,938.29	100.000%
Kenneth L. Wolfe
Affirmative	7,720,752,910.62	94.592%
Withheld	441,442,027.67	5.408%
TOTAL	8,162,194,938.29	100.000%
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Destiny II

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Fidelity
Destiny Portfolios:
Destiny II - Class O

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

DESIIO-USAN-0506

1.791868.102

Fidelity Advisor

Destiny II Fund

Class A, Class T, Class B and Class C

Semiannual Report

March 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Destiny® II

Contents

Semiannual Report

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Expenses Paid During Period * October 1, 2005 to March 31, 2006
Class O
Actual	$ 1,000.00	$ 1,097.80	$ 3.19
HypotheticalA	$ 1,000.00	$ 1,021.89	$ 3.07
Class A
Actual	$ 1,000.00	$ 1,095.80	$ 5.54
HypotheticalA	$ 1,000.00	$ 1,019.65	$ 5.34
Class T
Actual	$ 1,000.00	$ 1,093.50	$ 6.94
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.69
Class B
Actual	$ 1,000.00	$ 1,090.40	$ 9.90
HypotheticalA	$ 1,000.00	$ 1,015.46	$ 9.55
Class C
Actual	$ 1,000.00	$ 1,091.00	$ 9.38
HypotheticalA	$ 1,000.00	$ 1,015.96	$ 9.05
Institutional Class
Actual	$ 1,000.00	$ 1,096.70	$ 4.08
HypotheticalA	$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.61%
Class A	1.06%
Class T	1.33%
Class B	1.90%
Class C	1.80%
Institutional Class	.78%

Semiannual Report

Investment Changes

Top Ten Equity Holdings
as of March 31, 2006	as of September 30, 2005
American International Group, Inc.	American International Group, Inc.
General Electric Co.	Microsoft Corp.
Johnson & Johnson	General Electric Co.
Microsoft Corp.	Altria Group, Inc.
Altria Group, Inc.	UnitedHealth Group, Inc.
SLM Corp.	SLM Corp.
CIENA Corp.	Roche Holding AG (participation certificate)
Wyeth	CIENA Corp.
UnitedHealth Group, Inc.	The Coca-Cola Co.
Honeywell International, Inc.	SBC Communications, Inc.
Top Five Market Sectors
as of March 31, 2006	% of fund's net assets	as of September 30, 2005	% of fund's net assets
Health Care	25.3	Information Technology	18.0
Information Technology	16.7	Health Care	17.9
Financials	15.7	Consumer Discretionary	14.7
Industrials	11.8	Financials	12.8
Consumer Staples	9.1	Consumer Staples	11.0
Asset Allocation (% of fund's net assets)
As of March 31, 2006 *		As of September 30, 2005 **
	Stocks 92.1%		Stocks 92.8%
	Convertible Securities 0.4%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 7.5%		Short-Term Investments and Net Other Assets 6.8%
* Foreign investments	11.7%	** Foreign investments	13.3%

Semiannual Report

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.3%
Gentex Corp.	816,487	$ 14,255,863
Automobiles - 0.7%
Ford Motor Co.	1,227,300	9,769,308
General Motors Corp. (d)	1,334,800	28,391,196
		38,160,504
Hotels, Restaurants & Leisure - 1.3%
Boyd Gaming Corp.	427,665	21,357,590
Domino's Pizza, Inc.	1,031,200	29,440,760
WMS Industries, Inc. (a)	661,300	19,905,130
		70,703,480
Leisure Equipment & Products - 0.5%
Marvel Entertainment, Inc. (a)	1,398,100	28,129,772
Media - 1.9%
Clear Channel Communications, Inc.	35,000	1,015,350
DreamWorks Animation SKG, Inc. Class A (a)	1,938,700	51,278,615
Getty Images, Inc. (a)	30,000	2,246,400
News Corp. Class B	86,100	1,511,916
Omnicom Group, Inc.	107,500	8,949,375
Pixar (a)	628,546	40,314,940
Viacom, Inc. Class A (a)	22,100	856,596
		106,173,192
Specialty Retail - 2.2%
Best Buy Co., Inc.	21,500	1,202,495
Gamestop Corp.:
Class A (a)(d)	666,951	31,440,070
Class B (a)	974,300	42,206,676
Staples, Inc.	1,261,850	32,202,412
The Game Group PLC	11,719,089	16,540,725
		123,592,378
TOTAL CONSUMER DISCRETIONARY		381,015,189
CONSUMER STAPLES - 9.1%
Beverages - 1.0%
Coca-Cola Enterprises, Inc.	816,600	16,609,644
The Coca-Cola Co.	877,800	36,753,486
		53,363,130
Food & Staples Retailing - 1.8%
CVS Corp.	1,816,200	54,249,894
Wal-Mart Stores, Inc.	980,300	46,309,372
		100,559,266
Food Products - 1.6%
Nestle SA:
(Reg.)	85,370	25,339,922
sponsored ADR	899,800	65,145,520
		90,485,442
Household Products - 1.0%
Colgate-Palmolive Co.	947,700	54,113,670

	Shares	Value (Note 1)
Tobacco - 3.7%
Altria Group, Inc.	2,852,700	$ 202,142,322
TOTAL CONSUMER STAPLES		500,663,830
ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Diamond Offshore Drilling, Inc.	5,300	474,350
Halliburton Co.	12,900	941,958
		1,416,308
Oil, Gas & Consumable Fuels - 1.7%
BP PLC sponsored ADR	100,000	6,894,000
Chevron Corp.	580,800	33,668,976
EOG Resources, Inc.	301,400	21,700,800
Total SA sponsored ADR	86,100	11,341,953
Ultra Petroleum Corp. (a)	344,500	21,465,795
		95,071,524
TOTAL ENERGY		96,487,832
FINANCIALS - 15.7%
Capital Markets - 0.0%
Northern Trust Corp.	21,500	1,128,750
Commercial Banks - 2.3%
Bank of America Corp.	1,438,900	65,527,506
Boston Private Financial Holdings, Inc.	24,869	840,324
Uniao de Bancos Brasileiros SA (Unibanco) unit	1,634,200	23,825,790
Wachovia Corp.	641,100	35,933,655
		126,127,275
Consumer Finance - 3.4%
SLM Corp.	3,561,818	185,000,827
Insurance - 10.0%
ACE Ltd.	940,318	48,905,939
AFLAC, Inc.	1,161,320	52,410,372
American International Group, Inc.	6,148,200	406,334,536
Aspen Insurance Holdings Ltd.	71,900	1,773,054
Platinum Underwriters Holdings Ltd.	111,200	3,235,920
The St. Paul Travelers Companies, Inc.	988,400	41,305,236
		553,965,057
TOTAL FINANCIALS		866,221,909
HEALTH CARE - 25.3%
Biotechnology - 3.4%
Amgen, Inc. (a)	206,700	15,037,425
Biogen Idec, Inc. (a)	386,200	18,190,020
Cephalon, Inc. (a)(d)	129,600	7,808,400
Charles River Laboratories International, Inc. (a)	1,872,800	91,804,656
Gilead Sciences, Inc. (a)	603,100	37,524,882
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
ICOS Corp. (a)	172,100	$ 3,794,805
Invitrogen Corp. (a)	242,900	17,034,577
		191,194,765
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	1,939,100	44,696,255
C.R. Bard, Inc.	514,300	34,874,683
Inverness Medical Innovations, Inc. (a)	264,200	7,590,466
Phonak Holding AG	258,517	14,712,350
Straumann Holding AG	43,049	9,806,376
Syneron Medical Ltd. (a)(d)	699,800	20,441,158
		132,121,288
Health Care Providers & Services - 5.3%
Aetna, Inc.	429,900	21,125,286
Cardinal Health, Inc.	624,300	46,522,836
Humana, Inc. (a)	1,122,500	59,099,625
UnitedHealth Group, Inc.	2,940,480	164,255,213
		291,002,960
Pharmaceuticals - 14.2%
Allergan, Inc.	193,700	21,016,450
Barr Pharmaceuticals, Inc. (a)	891,300	56,134,074
Cipla Ltd.	3,539,066	52,668,459
Johnson & Johnson	4,090,600	242,245,332
Novartis AG sponsored ADR	622,900	34,533,576
Pfizer, Inc.	2,411,100	60,084,612
Roche Holding AG (participation certificate)	705,358	105,008,428
Teva Pharmaceutical Industries Ltd. sponsored ADR	688,597	28,356,424
Wyeth	3,789,200	183,851,984
		783,899,339
TOTAL HEALTH CARE		1,398,218,352
INDUSTRIALS - 11.8%
Aerospace & Defense - 3.8%
General Dynamics Corp.	818,200	52,348,436
Honeywell International, Inc.	2,971,600	127,095,332
Raytheon Co.	645,900	29,608,056
		209,051,824
Commercial Services & Supplies - 0.2%
Monster Worldwide, Inc. (a)	8,600	428,796
Tele Atlas NV (a)	495,100	11,284,823
		11,713,619
Industrial Conglomerates - 7.3%
3M Co.	99,000	7,493,310
General Electric Co.	8,824,800	306,926,544
Tyco International Ltd.	3,223,646	86,651,604
		401,071,458

	Shares	Value (Note 1)
Machinery - 0.5%
Toro Co.	559,300	$ 26,706,575
TOTAL INDUSTRIALS		648,543,476
INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 5.9%
Alcatel SA sponsored ADR (a)(d)	1,248,800	19,231,520
CIENA Corp. (a)(e)	35,310,400	183,967,184
Corning, Inc. (a)	1,009,900	27,176,409
CSR PLC (a)	968,600	20,191,242
Finisar Corp. (a)(d)	5,239,500	25,935,525
Harris Corp.	193,700	9,160,073
NMS Communications Corp. (a)	2,270,554	8,559,989
Sandvine Corp. (f)	605,600	1,178,260
Sonus Networks, Inc. (a)	3,681,889	20,176,752
Sycamore Networks, Inc. (a)	2,064,600	9,703,620
		325,280,574
Computers & Peripherals - 1.1%
EMC Corp. (a)	2,621,900	35,736,497
NCR Corp. (a)	509,000	21,271,110
Sun Microsystems, Inc. (a)	495,200	2,540,376
		59,547,983
Electronic Equipment & Instruments - 0.0%
Universal Display Corp. (a)	155,403	2,234,695
IT Services - 0.0%
NCI, Inc. Class A	138,397	1,937,558
Semiconductors & Semiconductor Equipment - 2.7%
Applied Micro Circuits Corp. (a)	9,905,298	40,314,563
ARM Holdings PLC sponsored ADR	387,400	2,669,186
ASML Holding NV (NY Shares) (a)	6,100	124,257
ATI Technologies, Inc. (a)	3,665,800	62,981,141
Exar Corp. (a)	648,643	9,262,622
Integrated Device Technology, Inc. (a)	676,200	10,048,332
Linear Technology Corp.	236,800	8,306,944
Mindspeed Technologies, Inc. (a)(d)	186,358	741,705
PMC-Sierra, Inc. (a)	1,118,750	13,749,438
Teradyne, Inc. (a)	62,900	975,579
Trident Microsystems, Inc. (a)	34,500	1,002,570
		150,176,337
Software - 6.6%
Activision, Inc. (a)	3,788,400	52,242,036
Cadence Design Systems, Inc. (a)	1,119,400	20,697,706
Electronic Arts, Inc. (a)	172,200	9,422,784
Microsoft Corp.	8,589,946	233,732,431
NDS Group PLC sponsored ADR (a)	296,200	15,411,286
Nintendo Co. Ltd.	193,700	28,960,795
THQ, Inc. (a)	85,994	2,226,385
		362,693,423
TOTAL INFORMATION TECHNOLOGY		901,870,570
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 0.4%
Metals & Mining - 0.4%
Alcoa, Inc.	645,900	$ 19,738,704
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	1,850,100	50,026,704
Qwest Communications International, Inc. (a)	2,562,000	17,421,600
Verizon Communications, Inc.	3,030,100	103,205,206
		170,653,510
Wireless Telecommunication Services - 1.8%
Sprint Nextel Corp.	3,939,900	101,807,016
TOTAL TELECOMMUNICATION SERVICES		272,460,526
TOTAL COMMON STOCKS (Cost $4,516,465,295)		5,085,220,388
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (g)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (g) (Cost $1,793,525)	255,000	255
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 22,990,000	21,897,975
TOTAL CONVERTIBLE BONDS (Cost $21,776,015)		21,897,975
Money Market Funds - 8.6%
	Shares
Fidelity Cash Central Fund, 4.77% (b)	393,245,817	393,245,817
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	81,450,300	81,450,300
TOTAL MONEY MARKET FUNDS (Cost $474,696,117)		474,696,117
Cash Equivalents - 0.1%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.52%, dated 3/31/06 due 4/3/06) (Cost $4,134,000)	$ 4,135,556	$ 4,134,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $5,018,864,952)		5,585,948,735
NET OTHER ASSETS - (1.2)%		(66,141,670)
NET ASSETS - 100%		$ 5,519,807,065
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,178,260 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $255 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 405,050
GeneProt, Inc. Series A	7/7/00	$ 1,388,475
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,750,960
Fidelity Securities Lending Cash Central Fund	695,648
Total	$ 8,446,608
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CIENA Corp.	$ 103,046,328	$ -	$ 17,914,044	$ -	$ 183,967,184
Finisar Corp.	26,351,402	-	46,602,037	-	-
GameStop Corp. Class A	59,021,985	34,551,505	74,958,757	-	-
Totals	$ 188,419,715	$ 34,551,505	$ 139,474,838	$ -	$ 183,967,184
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.3%
Switzerland	4.6%
Canada	1.5%
United Kingdom	1.1%
Bermuda	1.0%
India	1.0%
Others (individually less than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $79,005,815 and repurchase agreements of $4,134,000) - See accompanying schedule: Unaffiliated issuers (cost $4,456,856,775)	$ 4,927,285,434
Affiliated Central Funds (cost $474,696,117)	474,696,117
Other affiliated issuers (cost $87,312,060)	183,967,184
Total Investments (cost $5,018,864,952)		$ 5,585,948,735
Cash		439
Foreign currency held at value (cost $53,668)		53,670
Receivable for investments sold		82,491,389
Receivable for fund shares sold		178,356
Dividends receivable		8,328,981
Interest receivable		1,558,318
Prepaid expenses		18,020
Receivable from investment adviser for expense reductions		7,500
Other affiliated receivables		51,455
Other receivables		488,120
Total assets		5,679,124,983

Liabilities
Payable for investments purchased	$ 69,625,255
Payable for fund shares redeemed	2,391,341
Accrued management fee	2,609,725
Distribution fees payable	72,056
Other affiliated payables	349,414
Other payables and accrued expenses	2,819,828
Collateral on securities loaned, at value	81,450,299
Total liabilities		159,317,918

Net Assets		$ 5,519,807,065
Net Assets consist of:
Paid in capital		$ 4,724,267,952
Undistributed net investment income		20,933,389
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		210,098,766
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		564,506,958
Net Assets		$ 5,519,807,065

Statement of Assets and Liabilities - continued

March 31, 2006 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($5,173,143,845 ÷ 406,093,400 shares)	$ 12.74

Class A: Net Asset Value and redemption price per share ($346,111,677 ÷ 27,698,300 shares)	$ 12.50

Maximum offering price per share (100/94.25 of $12.50)	$ 13.26
Class T: Net Asset Value and redemption price per share ($120,095 ÷ 9,641 shares)	$ 12.46

Maximum offering price per share (100/96.50 of $12.46)	$ 12.91
Class B: Net Asset Value and offering price per share ($179,567 ÷ 14,445 shares) A	$ 12.43

Class C: Net Asset Value and offering price per share ($139,037 ÷ 11,175 shares) A	$ 12.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($112,844 ÷ 8,860.9 shares)	$ 12.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2006 (Unaudited)

Investment Income
Dividends		$ 34,996,225
Interest		781,124
Income from affiliated Central Funds		8,446,608
Total income		44,223,957

Expenses
Management fee	$ 15,223,182
Transfer agent fees	397,567
Distribution fees	399,163
Accounting and security lending fees	616,830
Independent trustees' compensation	10,887
Appreciation in deferred trustee compensation account	5,700
Custodian fees and expenses	177,807
Registration fees	21,292
Audit	45,115
Legal	32,437
Miscellaneous	235,433
Total expenses before reductions	17,165,413
Expense reductions	(1,971,942)	15,193,471
Net investment income (loss)		29,030,486
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $21,806)	217,393,022
Other affiliated issuers	16,011,689
Foreign currency transactions	244,243
Total net realized gain (loss)		233,648,954
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,754,964)	238,416,200
Assets and liabilities in foreign currencies	8,508
Total change in net unrealized appreciation (depreciation)		238,424,708
Net gain (loss)		472,073,662
Net increase (decrease) in net assets resulting from operations		$ 501,104,148

Statement of Changes in Net Assets

	Six months ended March 31, 2006 (Unaudited)	Year ended September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,030,486	$ 86,867,132
Net realized gain (loss)	233,648,954	291,018,936
Change in net unrealized appreciation (depreciation)	238,424,708	94,894,260
Net increase (decrease) in net assets resulting from operations	501,104,148	472,780,328
Distributions to shareholders from net investment income	(53,678,005)	(76,323,539)
Distributions to shareholders from net realized gain	(83,077,836)	-
Total distributions	(136,755,841)	(76,323,539)
Share transactions - net increase (decrease)	(104,359,233)	(351,020,942)
Total increase (decrease) in net assets	259,989,074	45,435,847

Net Assets
Beginning of period	5,259,817,991	5,214,382,144
End of period (including undistributed net investment income of $20,933,389 and undistributed net investment income of $48,576,995, respectively)	$ 5,519,807,065	$ 5,259,817,991

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2006	Years ended September 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.03	$ 10.02	$ 8.40	$ 10.14	$ 16.13
Income from Investment Operations
Net investment income (loss) E	.07	.19 F	.12	.08	.09	.08
Net realized and unrealized gain (loss)	1.08	.86	.97	1.63	(1.73)	(4.19)
Total from investment operations	1.15	1.05	1.09	1.71	(1.64)	(4.11)
Distributions from net investment income	(.13)	(.17)	(.08)	(.09)	(.10)	(.08)
Distributions from net realized gain	(.19)	-	-	-	-	(1.80)
Total distributions	(.32)	(.17)	(.08)	(.09)	(.10)	(1.88)
Net asset value, end of period	$ 12.74	$ 11.91	$ 11.03	$ 10.02	$ 8.40	$ 10.14
Total Return B, C, D	9.78%	9.51%	10.91%	20.45%	(16.39)%	(27.64)%
Ratios to Average Net Assets G
Expenses before reductions	.61% A	.62%	.61%	.62%	.61%	.60%
Expenses net of fee waivers, if any	.61% A	.62%	.61%	.62%	.61%	.60%
Expenses net of all reductions	.54% A	.51%	.55%	.50%	.43%	.55%
Net investment income (loss)	1.11% A	1.68% F	1.13%	.88%	.86%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,173,144	$ 4,965,789	$ 4,998,159	$ 4,633,668	$ 3,811,815	$ 4,523,725
Portfolio turnover rate	193% A	244%	212%	349%	326%	196%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

	Six months ended March 31, 2006	Years ended September 30,
	(Unaudited)	2005 J	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.66	$ 10.80	$ 9.81	$ 8.25	$ 9.97	$ 15.94
Income from Investment Operations
Net investment income (loss) F	.04	.13 G	.04	- I	- I	(.03)
Net realized and unrealized gain (loss)	1.06	.83	.96	1.59	(1.70)	(4.14)
Total from investment operations	1.10	.96	1.00	1.59	(1.70)	(4.17)
Distributions from net investment income	(.07)	(.10)	(.01)	(.03)	(.02)	-
Distributions from net realized gain	(.19)	-	-	-	-	(1.80)
Total distributions	(.26)	(.10)	(.01)	(.03)	(.02)	(1.80)
Net asset value, end of period	$ 12.50	$ 11.66	$ 10.80	$ 9.81	$ 8.25	$ 9.97
Total Return B, C, D, E	9.58%	8.86%	10.20%	19.30%	(17.10)%	(28.32)%
Ratios to Average Net Assets H
Expenses before reductions	1.06% A	1.17%	1.34%	1.49%	1.48%	1.50%
Expenses net of fee waivers, if any	1.06% A	1.17%	1.34%	1.49%	1.48%	1.50%
Expenses net of all reductions	.99% A	1.06%	1.27%	1.37%	1.30%	1.44%
Net investment income (loss)	.66% A	1.14% G	.40%	-%	(.01)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 346,111	$ 293,602	$ 216,223	$ 137,691	$ 65,844	$ 38,389
Portfolio turnover rate	193% A	244%	212%	349%	326%	196%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.02	.01
Net realized and unrealized gain (loss)	1.05	.31
Total from investment operations	1.07	.32
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.27)	-
Net asset value, end of period	$ 12.46	$ 11.66
Total Return B, C, D	9.35%	2.82%
Ratios to Average Net Assets G
Expenses before reductions	1.33% A	1.33% A
Expenses net of fee waivers, if any	1.33% A	1.33% A
Expenses net of all reductions	1.25% A	1.21% A
Net investment income (loss)	.40% A	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 103
Portfolio turnover rate	193% A	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)
Net realized and unrealized gain (loss)	1.05	.31
Total from investment operations	1.04	.30
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.25)	-
Net asset value, end of period	$ 12.43	$ 11.64
Total Return B, C, D	9.04%	2.65%
Ratios to Average Net Assets G
Expenses before reductions	1.90% A	1.85% A
Expenses net of fee waivers, if any	1.90% A	1.85% A
Expenses net of all reductions	1.83% A	1.74% A
Net investment income (loss)	(.18)% A	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 180	$ 118
Portfolio turnover rate	193% A	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	- H	(.01)
Net realized and unrealized gain (loss)	1.05	.31
Total from investment operations	1.05	.30
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.25)	-
Net asset value, end of period	$ 12.44	$ 11.64
Total Return B, C, D	9.10%	2.65%
Ratios to Average Net Assets G
Expenses before reductions	1.80% A	1.82% A
Expenses net of fee waivers, if any	1.80% A	1.82% A
Expenses net of all reductions	1.73% A	1.71% A
Net investment income (loss)	(.08)% A	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 139	$ 103
Portfolio turnover rate	193% A	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.06	.02
Net realized and unrealized gain (loss)	1.07	.32
Total from investment operations	1.13	.34
Distributions from net investment income	(.11)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.30)	-
Net asset value, end of period	$ 12.74	$ 11.91
Total Return B, C	9.67%	2.94%
Ratios to Average Net Assets F
Expenses before reductions	.78% A	.83% A
Expenses net of fee waivers, if any	.78% A	.83% A
Expenses net of all reductions	.71% A	.71% A
Net investment income (loss)	.94% A	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113	$ 103
Portfolio turnover rate	193% A	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Destiny II (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares.

The fund offers six classes of shares, Class O, Class A, Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of Class O are only offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II: O, a unit investment trust. Shares of Class A are also offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II: N, a unit investment trust, as well as through intermediaries.

Fidelity intends to continue to offer contractual plans for sale, though pending federal legislation would prohibit future contractual plan sales. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 603,013,208
Unrealized depreciation	(50,460,867)
Net unrealized appreciation (depreciation)	552,552,341
Cost for federal income tax purposes	$ 5,033,396,394

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,836,153,068 and $5,104,460,327, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	397,676	28,838
Class T	.25%	.25%	270	265
Class B	.75%	.25%	679	642
Class C	.75%	.25%	538	538
			$ 399,163	$ 30,283

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares. Class A shares purchased through the Fidelity Systematic Investment Plans are not subject to these front-end and contingent deferred sales charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	581
Class T	7
Class B *	-
Class C *	-
$ 588

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FSC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC were as follows:

	Amount	% of Average Net Assets
Class O	$ 75,977	.00*
Class A	321,072	.20 *
Class T	119	.22 *
Class B	202	.30 *
Class C	104	.19 *
Institutional Class	93	.17 *
	$ 397,567

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $88,475 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $695,648.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class O	7,022
Class A	478
$ 7,500

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,959,826 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3,915. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 701

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2006	Year ended September 30, 2005
From net investment income
Class O	$ 51,786,020	$ 74,292,069
Class A	1,889,151	2,031,470
Class T	741	-
Class B	620	-
Class C	496	-
Institutional Class	977	-
Total	$ 53,678,005	$ 76,323,539
From net realized gain
Class O	$ 78,085,736	$ -
Class A	4,985,069	-
Class T	1,675	-
Class B	2,032	-
Class C	1,682	-
Institutional Class	1,642	-
Total	$ 83,077,836	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2006	Year ended September 30, 2005 A	Six months ended March 31, 2006	Year ended September 30, 2005 A
Class O
Shares sold	10,144,591	24,435,956	$ 123,419,088	$ 277,483,378
Reinvestment of distributions	10,289,971	5,981,021	123,685,010	69,670,688
Shares redeemed	(31,276,417)	(66,463,101)	(381,508,420)	(756,086,897)
Net increase (decrease)	(10,841,855)	(36,046,124)	$ (134,404,322)	$ (408,932,831)
Class A
Shares sold	3,258,192	7,215,759	$ 38,830,554	$ 80,409,418
Reinvestment of distributions	570,553	168,925	6,738,236	1,935,076
Shares redeemed	(1,304,776)	(2,227,995)	(15,618,067)	(24,847,672)
Net increase (decrease)	2,523,969	5,156,689	$ 29,950,723	$ 57,496,822
Class T
Shares sold	618	8,818	$ 7,524	$ 100,000
Reinvestment of distributions	205	-	2,416	-
Net increase (decrease)	823	8,818	$ 9,940	$ 100,000
Class B
Shares sold	4,123	10,123	$ 50,316	$ 115,009
Reinvestment of distributions	225	-	2,652	-
Shares redeemed	(26)	-	(319)	-
Net increase (decrease)	4,322	10,123	$ 52,649	$ 115,009
Class C
Shares sold	2,167	8,823	$ 26,980	$ 100,058
Reinvestment of distributions	185	-	2,178	-
Net increase (decrease)	2,352	8,823	$ 29,158	$ 100,058
Institutional Class
Shares sold	-	8,643	$ -	$ 100,000
Reinvestment of distributions	218	-	2,619	-
Net increase (decrease)	218	8,643	$ 2,619	$ 100,000

A Share transactions for Class T, B, C and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,208,382,690.71	76.063%
Against	1,724,200,246.58	21.124%
Abstain	229,323,062.04	2.810%
Broker Non-Votes	288,938.96	0.004%
TOTAL	8,162,194,938.29	100.000%
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	7,841,421,406.70	96.070%
Withheld	320,773,531.59	3.930%
TOTAL	8,162,194,938.29	100.000%
Albert R. Gamper, Jr. B
Affirmative	7,828,620,938.56	95.913%
Withheld	333,573,999.73	4.087%
TOTAL	8,162,194,938.29	100.000%
Robert M. Gates
Affirmative	7,698,226,995.74	94.316%
Withheld	463,967,942.55	5.684%
TOTAL	8,162,194,938.29	100.000%
George H. Heilmeier
Affirmative	7,718,888,655.41	94.569%
Withheld	443,306,282.88	5.431%
TOTAL	8,162,194,938.29	100.000%
Abigail P. Johnson
Affirmative	7,673,911,405.84	94.018%
Withheld	488,283,532.45	5.982%
TOTAL	8,162,194,938.29	100.000%
Edward C. Johnson 3d
Affirmative	7,663,368,736.50	93.889%
Withheld	498,826,201.79	6.111%
TOTAL	8,162,194,938.29	100.000%
Stephen P. Jonas
Affirmative	7,691,649,604.32	94.235%
Withheld	470,545,333.97	5.765%
TOTAL	8,162,194,938.29	100.000%
Marie L. Knowles
Affirmative	7,715,176,904.55	94.523%
Withheld	447,018,033.74	5.477%
TOTAL	8,162,194,938.29	100.000%
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	7,724,450,005.27	94.637%
Withheld	437,744,933.02	5.363%
TOTAL	8,162,194,938.29	100.000%
Marvin L. Mann
Affirmative	7,705,305,152.88	94.402%
Withheld	456,889,785.41	5.598%
TOTAL	8,162,194,938.29	100.000%
William O. McCoy
Affirmative	7,694,658,613.44	94.272%
Withheld	467,536,324.85	5.728%
TOTAL	8,162,194,938.29	100.000%
Robert L. Reynolds
Affirmative	7,712,454,548.18	94.490%
Withheld	449,740,390.11	5.510%
TOTAL	8,162,194,938.29	100.000%
Cornelia M. Small
Affirmative	7,719,750,543.37	94.579%
Withheld	442,444,394.92	5.421%
TOTAL	8,162,194,938.29	100.000%
William S. Stavropoulos
Affirmative	7,721,337,234.05	94.599%
Withheld	440,857,704.24	5.401%
TOTAL	8,162,194,938.29	100.000%
Kenneth L. Wolfe
Affirmative	7,720,752,910.62	94.592%
Withheld	441,442,027.67	5.408%
TOTAL	8,162,194,938.29	100.000%
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Destiny II

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Fidelity Advisor
Destiny II Fund - Class A, T, B, and C

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

ADESII-USAN-0506

1.814758.100

Fidelity Advisor

Destiny II Fund

Institutional Class

Semiannual Report

March 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Destiny® II

Contents

Semiannual Report

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Expenses Paid During Period * October 1, 2005 to March 31, 2006
Class O
Actual	$ 1,000.00	$ 1,097.80	$ 3.19
HypotheticalA	$ 1,000.00	$ 1,021.89	$ 3.07
Class A
Actual	$ 1,000.00	$ 1,095.80	$ 5.54
HypotheticalA	$ 1,000.00	$ 1,019.65	$ 5.34
Class T
Actual	$ 1,000.00	$ 1,093.50	$ 6.94
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.69
Class B
Actual	$ 1,000.00	$ 1,090.40	$ 9.90
HypotheticalA	$ 1,000.00	$ 1,015.46	$ 9.55
Class C
Actual	$ 1,000.00	$ 1,091.00	$ 9.38
HypotheticalA	$ 1,000.00	$ 1,015.96	$ 9.05
Institutional Class
Actual	$ 1,000.00	$ 1,096.70	$ 4.08
HypotheticalA	$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.61%
Class A	1.06%
Class T	1.33%
Class B	1.90%
Class C	1.80%
Institutional Class	.78%

Semiannual Report

Investment Changes

Top Ten Equity Holdings
as of March 31, 2006	as of September 30, 2005
American International Group, Inc.	American International Group, Inc.
General Electric Co.	Microsoft Corp.
Johnson & Johnson	General Electric Co.
Microsoft Corp.	Altria Group, Inc.
Altria Group, Inc.	UnitedHealth Group, Inc.
SLM Corp.	SLM Corp.
CIENA Corp.	Roche Holding AG (participation certificate)
Wyeth	CIENA Corp.
UnitedHealth Group, Inc.	The Coca-Cola Co.
Honeywell International, Inc.	SBC Communications, Inc.
Top Five Market Sectors
as of March 31, 2006	% of fund's net assets	as of September 30, 2005	% of fund's net assets
Health Care	25.3	Information Technology	18.0
Information Technology	16.7	Health Care	17.9
Financials	15.7	Consumer Discretionary	14.7
Industrials	11.8	Financials	12.8
Consumer Staples	9.1	Consumer Staples	11.0
Asset Allocation (% of fund's net assets)
As of March 31, 2006 *		As of September 30, 2005 **
	Stocks 92.1%		Stocks 92.8%
	Convertible Securities 0.4%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 7.5%		Short-Term Investments and Net Other Assets 6.8%
* Foreign investments	11.7%	** Foreign investments	13.3%

Semiannual Report

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.3%
Gentex Corp.	816,487	$ 14,255,863
Automobiles - 0.7%
Ford Motor Co.	1,227,300	9,769,308
General Motors Corp. (d)	1,334,800	28,391,196
		38,160,504
Hotels, Restaurants & Leisure - 1.3%
Boyd Gaming Corp.	427,665	21,357,590
Domino's Pizza, Inc.	1,031,200	29,440,760
WMS Industries, Inc. (a)	661,300	19,905,130
		70,703,480
Leisure Equipment & Products - 0.5%
Marvel Entertainment, Inc. (a)	1,398,100	28,129,772
Media - 1.9%
Clear Channel Communications, Inc.	35,000	1,015,350
DreamWorks Animation SKG, Inc. Class A (a)	1,938,700	51,278,615
Getty Images, Inc. (a)	30,000	2,246,400
News Corp. Class B	86,100	1,511,916
Omnicom Group, Inc.	107,500	8,949,375
Pixar (a)	628,546	40,314,940
Viacom, Inc. Class A (a)	22,100	856,596
		106,173,192
Specialty Retail - 2.2%
Best Buy Co., Inc.	21,500	1,202,495
Gamestop Corp.:
Class A (a)(d)	666,951	31,440,070
Class B (a)	974,300	42,206,676
Staples, Inc.	1,261,850	32,202,412
The Game Group PLC	11,719,089	16,540,725
		123,592,378
TOTAL CONSUMER DISCRETIONARY		381,015,189
CONSUMER STAPLES - 9.1%
Beverages - 1.0%
Coca-Cola Enterprises, Inc.	816,600	16,609,644
The Coca-Cola Co.	877,800	36,753,486
		53,363,130
Food & Staples Retailing - 1.8%
CVS Corp.	1,816,200	54,249,894
Wal-Mart Stores, Inc.	980,300	46,309,372
		100,559,266
Food Products - 1.6%
Nestle SA:
(Reg.)	85,370	25,339,922
sponsored ADR	899,800	65,145,520
		90,485,442
Household Products - 1.0%
Colgate-Palmolive Co.	947,700	54,113,670

	Shares	Value (Note 1)
Tobacco - 3.7%
Altria Group, Inc.	2,852,700	$ 202,142,322
TOTAL CONSUMER STAPLES		500,663,830
ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Diamond Offshore Drilling, Inc.	5,300	474,350
Halliburton Co.	12,900	941,958
		1,416,308
Oil, Gas & Consumable Fuels - 1.7%
BP PLC sponsored ADR	100,000	6,894,000
Chevron Corp.	580,800	33,668,976
EOG Resources, Inc.	301,400	21,700,800
Total SA sponsored ADR	86,100	11,341,953
Ultra Petroleum Corp. (a)	344,500	21,465,795
		95,071,524
TOTAL ENERGY		96,487,832
FINANCIALS - 15.7%
Capital Markets - 0.0%
Northern Trust Corp.	21,500	1,128,750
Commercial Banks - 2.3%
Bank of America Corp.	1,438,900	65,527,506
Boston Private Financial Holdings, Inc.	24,869	840,324
Uniao de Bancos Brasileiros SA (Unibanco) unit	1,634,200	23,825,790
Wachovia Corp.	641,100	35,933,655
		126,127,275
Consumer Finance - 3.4%
SLM Corp.	3,561,818	185,000,827
Insurance - 10.0%
ACE Ltd.	940,318	48,905,939
AFLAC, Inc.	1,161,320	52,410,372
American International Group, Inc.	6,148,200	406,334,536
Aspen Insurance Holdings Ltd.	71,900	1,773,054
Platinum Underwriters Holdings Ltd.	111,200	3,235,920
The St. Paul Travelers Companies, Inc.	988,400	41,305,236
		553,965,057
TOTAL FINANCIALS		866,221,909
HEALTH CARE - 25.3%
Biotechnology - 3.4%
Amgen, Inc. (a)	206,700	15,037,425
Biogen Idec, Inc. (a)	386,200	18,190,020
Cephalon, Inc. (a)(d)	129,600	7,808,400
Charles River Laboratories International, Inc. (a)	1,872,800	91,804,656
Gilead Sciences, Inc. (a)	603,100	37,524,882
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
ICOS Corp. (a)	172,100	$ 3,794,805
Invitrogen Corp. (a)	242,900	17,034,577
		191,194,765
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp. (a)	1,939,100	44,696,255
C.R. Bard, Inc.	514,300	34,874,683
Inverness Medical Innovations, Inc. (a)	264,200	7,590,466
Phonak Holding AG	258,517	14,712,350
Straumann Holding AG	43,049	9,806,376
Syneron Medical Ltd. (a)(d)	699,800	20,441,158
		132,121,288
Health Care Providers & Services - 5.3%
Aetna, Inc.	429,900	21,125,286
Cardinal Health, Inc.	624,300	46,522,836
Humana, Inc. (a)	1,122,500	59,099,625
UnitedHealth Group, Inc.	2,940,480	164,255,213
		291,002,960
Pharmaceuticals - 14.2%
Allergan, Inc.	193,700	21,016,450
Barr Pharmaceuticals, Inc. (a)	891,300	56,134,074
Cipla Ltd.	3,539,066	52,668,459
Johnson & Johnson	4,090,600	242,245,332
Novartis AG sponsored ADR	622,900	34,533,576
Pfizer, Inc.	2,411,100	60,084,612
Roche Holding AG (participation certificate)	705,358	105,008,428
Teva Pharmaceutical Industries Ltd. sponsored ADR	688,597	28,356,424
Wyeth	3,789,200	183,851,984
		783,899,339
TOTAL HEALTH CARE		1,398,218,352
INDUSTRIALS - 11.8%
Aerospace & Defense - 3.8%
General Dynamics Corp.	818,200	52,348,436
Honeywell International, Inc.	2,971,600	127,095,332
Raytheon Co.	645,900	29,608,056
		209,051,824
Commercial Services & Supplies - 0.2%
Monster Worldwide, Inc. (a)	8,600	428,796
Tele Atlas NV (a)	495,100	11,284,823
		11,713,619
Industrial Conglomerates - 7.3%
3M Co.	99,000	7,493,310
General Electric Co.	8,824,800	306,926,544
Tyco International Ltd.	3,223,646	86,651,604
		401,071,458

	Shares	Value (Note 1)
Machinery - 0.5%
Toro Co.	559,300	$ 26,706,575
TOTAL INDUSTRIALS		648,543,476
INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 5.9%
Alcatel SA sponsored ADR (a)(d)	1,248,800	19,231,520
CIENA Corp. (a)(e)	35,310,400	183,967,184
Corning, Inc. (a)	1,009,900	27,176,409
CSR PLC (a)	968,600	20,191,242
Finisar Corp. (a)(d)	5,239,500	25,935,525
Harris Corp.	193,700	9,160,073
NMS Communications Corp. (a)	2,270,554	8,559,989
Sandvine Corp. (f)	605,600	1,178,260
Sonus Networks, Inc. (a)	3,681,889	20,176,752
Sycamore Networks, Inc. (a)	2,064,600	9,703,620
		325,280,574
Computers & Peripherals - 1.1%
EMC Corp. (a)	2,621,900	35,736,497
NCR Corp. (a)	509,000	21,271,110
Sun Microsystems, Inc. (a)	495,200	2,540,376
		59,547,983
Electronic Equipment & Instruments - 0.0%
Universal Display Corp. (a)	155,403	2,234,695
IT Services - 0.0%
NCI, Inc. Class A	138,397	1,937,558
Semiconductors & Semiconductor Equipment - 2.7%
Applied Micro Circuits Corp. (a)	9,905,298	40,314,563
ARM Holdings PLC sponsored ADR	387,400	2,669,186
ASML Holding NV (NY Shares) (a)	6,100	124,257
ATI Technologies, Inc. (a)	3,665,800	62,981,141
Exar Corp. (a)	648,643	9,262,622
Integrated Device Technology, Inc. (a)	676,200	10,048,332
Linear Technology Corp.	236,800	8,306,944
Mindspeed Technologies, Inc. (a)(d)	186,358	741,705
PMC-Sierra, Inc. (a)	1,118,750	13,749,438
Teradyne, Inc. (a)	62,900	975,579
Trident Microsystems, Inc. (a)	34,500	1,002,570
		150,176,337
Software - 6.6%
Activision, Inc. (a)	3,788,400	52,242,036
Cadence Design Systems, Inc. (a)	1,119,400	20,697,706
Electronic Arts, Inc. (a)	172,200	9,422,784
Microsoft Corp.	8,589,946	233,732,431
NDS Group PLC sponsored ADR (a)	296,200	15,411,286
Nintendo Co. Ltd.	193,700	28,960,795
THQ, Inc. (a)	85,994	2,226,385
		362,693,423
TOTAL INFORMATION TECHNOLOGY		901,870,570
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 0.4%
Metals & Mining - 0.4%
Alcoa, Inc.	645,900	$ 19,738,704
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	1,850,100	50,026,704
Qwest Communications International, Inc. (a)	2,562,000	17,421,600
Verizon Communications, Inc.	3,030,100	103,205,206
		170,653,510
Wireless Telecommunication Services - 1.8%
Sprint Nextel Corp.	3,939,900	101,807,016
TOTAL TELECOMMUNICATION SERVICES		272,460,526
TOTAL COMMON STOCKS (Cost $4,516,465,295)		5,085,220,388
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (g)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (g) (Cost $1,793,525)	255,000	255
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 22,990,000	21,897,975
TOTAL CONVERTIBLE BONDS (Cost $21,776,015)		21,897,975
Money Market Funds - 8.6%
	Shares
Fidelity Cash Central Fund, 4.77% (b)	393,245,817	393,245,817
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	81,450,300	81,450,300
TOTAL MONEY MARKET FUNDS (Cost $474,696,117)		474,696,117
Cash Equivalents - 0.1%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.52%, dated 3/31/06 due 4/3/06) (Cost $4,134,000)	$ 4,135,556	$ 4,134,000
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $5,018,864,952)		5,585,948,735
NET OTHER ASSETS - (1.2)%		(66,141,670)
NET ASSETS - 100%		$ 5,519,807,065
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,178,260 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $255 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 405,050
GeneProt, Inc. Series A	7/7/00	$ 1,388,475
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,750,960
Fidelity Securities Lending Cash Central Fund	695,648
Total	$ 8,446,608
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CIENA Corp.	$ 103,046,328	$ -	$ 17,914,044	$ -	$ 183,967,184
Finisar Corp.	26,351,402	-	46,602,037	-	-
GameStop Corp. Class A	59,021,985	34,551,505	74,958,757	-	-
Totals	$ 188,419,715	$ 34,551,505	$ 139,474,838	$ -	$ 183,967,184
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.3%
Switzerland	4.6%
Canada	1.5%
United Kingdom	1.1%
Bermuda	1.0%
India	1.0%
Others (individually less than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $79,005,815 and repurchase agreements of $4,134,000) - See accompanying schedule: Unaffiliated issuers (cost $4,456,856,775)	$ 4,927,285,434
Affiliated Central Funds (cost $474,696,117)	474,696,117
Other affiliated issuers (cost $87,312,060)	183,967,184
Total Investments (cost $5,018,864,952)		$ 5,585,948,735
Cash		439
Foreign currency held at value (cost $53,668)		53,670
Receivable for investments sold		82,491,389
Receivable for fund shares sold		178,356
Dividends receivable		8,328,981
Interest receivable		1,558,318
Prepaid expenses		18,020
Receivable from investment adviser for expense reductions		7,500
Other affiliated receivables		51,455
Other receivables		488,120
Total assets		5,679,124,983

Liabilities
Payable for investments purchased	$ 69,625,255
Payable for fund shares redeemed	2,391,341
Accrued management fee	2,609,725
Distribution fees payable	72,056
Other affiliated payables	349,414
Other payables and accrued expenses	2,819,828
Collateral on securities loaned, at value	81,450,299
Total liabilities		159,317,918

Net Assets		$ 5,519,807,065
Net Assets consist of:
Paid in capital		$ 4,724,267,952
Undistributed net investment income		20,933,389
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		210,098,766
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		564,506,958
Net Assets		$ 5,519,807,065

Statement of Assets and Liabilities - continued

March 31, 2006 (Unaudited)

Class O: Net Asset Value, offering price and redemption price per share ($5,173,143,845 ÷ 406,093,400 shares)	$ 12.74

Class A: Net Asset Value and redemption price per share ($346,111,677 ÷ 27,698,300 shares)	$ 12.50

Maximum offering price per share (100/94.25 of $12.50)	$ 13.26
Class T: Net Asset Value and redemption price per share ($120,095 ÷ 9,641 shares)	$ 12.46

Maximum offering price per share (100/96.50 of $12.46)	$ 12.91
Class B: Net Asset Value and offering price per share ($179,567 ÷ 14,445 shares) A	$ 12.43

Class C: Net Asset Value and offering price per share ($139,037 ÷ 11,175 shares) A	$ 12.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($112,844 ÷ 8,860.9 shares)	$ 12.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2006 (Unaudited)

Investment Income
Dividends		$ 34,996,225
Interest		781,124
Income from affiliated Central Funds		8,446,608
Total income		44,223,957

Expenses
Management fee	$ 15,223,182
Transfer agent fees	397,567
Distribution fees	399,163
Accounting and security lending fees	616,830
Independent trustees' compensation	10,887
Appreciation in deferred trustee compensation account	5,700
Custodian fees and expenses	177,807
Registration fees	21,292
Audit	45,115
Legal	32,437
Miscellaneous	235,433
Total expenses before reductions	17,165,413
Expense reductions	(1,971,942)	15,193,471
Net investment income (loss)		29,030,486
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $21,806)	217,393,022
Other affiliated issuers	16,011,689
Foreign currency transactions	244,243
Total net realized gain (loss)		233,648,954
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,754,964)	238,416,200
Assets and liabilities in foreign currencies	8,508
Total change in net unrealized appreciation (depreciation)		238,424,708
Net gain (loss)		472,073,662
Net increase (decrease) in net assets resulting from operations		$ 501,104,148

Statement of Changes in Net Assets

	Six months ended March 31, 2006 (Unaudited)	Year ended September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,030,486	$ 86,867,132
Net realized gain (loss)	233,648,954	291,018,936
Change in net unrealized appreciation (depreciation)	238,424,708	94,894,260
Net increase (decrease) in net assets resulting from operations	501,104,148	472,780,328
Distributions to shareholders from net investment income	(53,678,005)	(76,323,539)
Distributions to shareholders from net realized gain	(83,077,836)	-
Total distributions	(136,755,841)	(76,323,539)
Share transactions - net increase (decrease)	(104,359,233)	(351,020,942)
Total increase (decrease) in net assets	259,989,074	45,435,847

Net Assets
Beginning of period	5,259,817,991	5,214,382,144
End of period (including undistributed net investment income of $20,933,389 and undistributed net investment income of $48,576,995, respectively)	$ 5,519,807,065	$ 5,259,817,991

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class O

	Six months ended March 31, 2006	Years ended September 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.03	$ 10.02	$ 8.40	$ 10.14	$ 16.13
Income from Investment Operations
Net investment income (loss) E	.07	.19 F	.12	.08	.09	.08
Net realized and unrealized gain (loss)	1.08	.86	.97	1.63	(1.73)	(4.19)
Total from investment operations	1.15	1.05	1.09	1.71	(1.64)	(4.11)
Distributions from net investment income	(.13)	(.17)	(.08)	(.09)	(.10)	(.08)
Distributions from net realized gain	(.19)	-	-	-	-	(1.80)
Total distributions	(.32)	(.17)	(.08)	(.09)	(.10)	(1.88)
Net asset value, end of period	$ 12.74	$ 11.91	$ 11.03	$ 10.02	$ 8.40	$ 10.14
Total Return B, C, D	9.78%	9.51%	10.91%	20.45%	(16.39)%	(27.64)%
Ratios to Average Net Assets G
Expenses before reductions	.61% A	.62%	.61%	.62%	.61%	.60%
Expenses net of fee waivers, if any	.61% A	.62%	.61%	.62%	.61%	.60%
Expenses net of all reductions	.54% A	.51%	.55%	.50%	.43%	.55%
Net investment income (loss)	1.11% A	1.68% F	1.13%	.88%	.86%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,173,144	$ 4,965,789	$ 4,998,159	$ 4,633,668	$ 3,811,815	$ 4,523,725
Portfolio turnover rate	193% A	244%	212%	349%	326%	196%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

	Six months ended March 31, 2006	Years ended September 30,
	(Unaudited)	2005 J	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.66	$ 10.80	$ 9.81	$ 8.25	$ 9.97	$ 15.94
Income from Investment Operations
Net investment income (loss) F	.04	.13 G	.04	- I	- I	(.03)
Net realized and unrealized gain (loss)	1.06	.83	.96	1.59	(1.70)	(4.14)
Total from investment operations	1.10	.96	1.00	1.59	(1.70)	(4.17)
Distributions from net investment income	(.07)	(.10)	(.01)	(.03)	(.02)	-
Distributions from net realized gain	(.19)	-	-	-	-	(1.80)
Total distributions	(.26)	(.10)	(.01)	(.03)	(.02)	(1.80)
Net asset value, end of period	$ 12.50	$ 11.66	$ 10.80	$ 9.81	$ 8.25	$ 9.97
Total Return B, C, D, E	9.58%	8.86%	10.20%	19.30%	(17.10)%	(28.32)%
Ratios to Average Net Assets H
Expenses before reductions	1.06% A	1.17%	1.34%	1.49%	1.48%	1.50%
Expenses net of fee waivers, if any	1.06% A	1.17%	1.34%	1.49%	1.48%	1.50%
Expenses net of all reductions	.99% A	1.06%	1.27%	1.37%	1.30%	1.44%
Net investment income (loss)	.66% A	1.14% G	.40%	-%	(.01)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 346,111	$ 293,602	$ 216,223	$ 137,691	$ 65,844	$ 38,389
Portfolio turnover rate	193% A	244%	212%	349%	326%	196%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Total returns do not include the effect of the sales charges. F Calculated based on average shares outstanding during the period. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Class N was renamed Class A on July 12, 2005.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.66	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.02	.01
Net realized and unrealized gain (loss)	1.05	.31
Total from investment operations	1.07	.32
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.27)	-
Net asset value, end of period	$ 12.46	$ 11.66
Total Return B, C, D	9.35%	2.82%
Ratios to Average Net Assets G
Expenses before reductions	1.33% A	1.33% A
Expenses net of fee waivers, if any	1.33% A	1.33% A
Expenses net of all reductions	1.25% A	1.21% A
Net investment income (loss)	.40% A	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 103
Portfolio turnover rate	193% A	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)
Net realized and unrealized gain (loss)	1.05	.31
Total from investment operations	1.04	.30
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.25)	-
Net asset value, end of period	$ 12.43	$ 11.64
Total Return B, C, D	9.04%	2.65%
Ratios to Average Net Assets G
Expenses before reductions	1.90% A	1.85% A
Expenses net of fee waivers, if any	1.90% A	1.85% A
Expenses net of all reductions	1.83% A	1.74% A
Net investment income (loss)	(.18)% A	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 180	$ 118
Portfolio turnover rate	193% A	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64	$ 11.34
Income from Investment Operations
Net investment income (loss) E	- H	(.01)
Net realized and unrealized gain (loss)	1.05	.31
Total from investment operations	1.05	.30
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.25)	-
Net asset value, end of period	$ 12.44	$ 11.64
Total Return B, C, D	9.10%	2.65%
Ratios to Average Net Assets G
Expenses before reductions	1.80% A	1.82% A
Expenses net of fee waivers, if any	1.80% A	1.82% A
Expenses net of all reductions	1.73% A	1.71% A
Net investment income (loss)	(.08)% A	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 139	$ 103
Portfolio turnover rate	193% A	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2006	Period ended September 30,
	(Unaudited)	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.06	.02
Net realized and unrealized gain (loss)	1.07	.32
Total from investment operations	1.13	.34
Distributions from net investment income	(.11)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.30)	-
Net asset value, end of period	$ 12.74	$ 11.91
Total Return B, C	9.67%	2.94%
Ratios to Average Net Assets F
Expenses before reductions	.78% A	.83% A
Expenses net of fee waivers, if any	.78% A	.83% A
Expenses net of all reductions	.71% A	.71% A
Net investment income (loss)	.94% A	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113	$ 103
Portfolio turnover rate	193% A	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Destiny II (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares.

The fund offers six classes of shares, Class O, Class A, Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of Class O are only offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II: O, a unit investment trust. Shares of Class A are also offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II: N, a unit investment trust, as well as through intermediaries.

Fidelity intends to continue to offer contractual plans for sale, though pending federal legislation would prohibit future contractual plan sales. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 603,013,208
Unrealized depreciation	(50,460,867)
Net unrealized appreciation (depreciation)	552,552,341
Cost for federal income tax purposes	$ 5,033,396,394

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,836,153,068 and $5,104,460,327, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	397,676	28,838
Class T	.25%	.25%	270	265
Class B	.75%	.25%	679	642
Class C	.75%	.25%	538	538
			$ 399,163	$ 30,283

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares. Class A shares purchased through the Fidelity Systematic Investment Plans are not subject to these front-end and contingent deferred sales charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	581
Class T	7
Class B *	-
Class C *	-
$ 588

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FSC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FSC were as follows:

	Amount	% of Average Net Assets
Class O	$ 75,977	.00*
Class A	321,072	.20 *
Class T	119	.22 *
Class B	202	.30 *
Class C	104	.19 *
Institutional Class	93	.17 *
	$ 397,567

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $88,475 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $695,648.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class O	7,022
Class A	478
$ 7,500

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,959,826 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3,915. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 701

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2006	Year ended September 30, 2005
From net investment income
Class O	$ 51,786,020	$ 74,292,069
Class A	1,889,151	2,031,470
Class T	741	-
Class B	620	-
Class C	496	-
Institutional Class	977	-
Total	$ 53,678,005	$ 76,323,539
From net realized gain
Class O	$ 78,085,736	$ -
Class A	4,985,069	-
Class T	1,675	-
Class B	2,032	-
Class C	1,682	-
Institutional Class	1,642	-
Total	$ 83,077,836	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2006	Year ended September 30, 2005 A	Six months ended March 31, 2006	Year ended September 30, 2005 A
Class O
Shares sold	10,144,591	24,435,956	$ 123,419,088	$ 277,483,378
Reinvestment of distributions	10,289,971	5,981,021	123,685,010	69,670,688
Shares redeemed	(31,276,417)	(66,463,101)	(381,508,420)	(756,086,897)
Net increase (decrease)	(10,841,855)	(36,046,124)	$ (134,404,322)	$ (408,932,831)
Class A
Shares sold	3,258,192	7,215,759	$ 38,830,554	$ 80,409,418
Reinvestment of distributions	570,553	168,925	6,738,236	1,935,076
Shares redeemed	(1,304,776)	(2,227,995)	(15,618,067)	(24,847,672)
Net increase (decrease)	2,523,969	5,156,689	$ 29,950,723	$ 57,496,822
Class T
Shares sold	618	8,818	$ 7,524	$ 100,000
Reinvestment of distributions	205	-	2,416	-
Net increase (decrease)	823	8,818	$ 9,940	$ 100,000
Class B
Shares sold	4,123	10,123	$ 50,316	$ 115,009
Reinvestment of distributions	225	-	2,652	-
Shares redeemed	(26)	-	(319)	-
Net increase (decrease)	4,322	10,123	$ 52,649	$ 115,009
Class C
Shares sold	2,167	8,823	$ 26,980	$ 100,058
Reinvestment of distributions	185	-	2,178	-
Net increase (decrease)	2,352	8,823	$ 29,158	$ 100,058
Institutional Class
Shares sold	-	8,643	$ -	$ 100,000
Reinvestment of distributions	218	-	2,619	-
Net increase (decrease)	218	8,643	$ 2,619	$ 100,000

A Share transactions for Class T, B, C and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,208,382,690.71	76.063%
Against	1,724,200,246.58	21.124%
Abstain	229,323,062.04	2.810%
Broker Non-Votes	288,938.96	0.004%
TOTAL	8,162,194,938.29	100.000%
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	7,841,421,406.70	96.070%
Withheld	320,773,531.59	3.930%
TOTAL	8,162,194,938.29	100.000%
Albert R. Gamper, Jr. B
Affirmative	7,828,620,938.56	95.913%
Withheld	333,573,999.73	4.087%
TOTAL	8,162,194,938.29	100.000%
Robert M. Gates
Affirmative	7,698,226,995.74	94.316%
Withheld	463,967,942.55	5.684%
TOTAL	8,162,194,938.29	100.000%
George H. Heilmeier
Affirmative	7,718,888,655.41	94.569%
Withheld	443,306,282.88	5.431%
TOTAL	8,162,194,938.29	100.000%
Abigail P. Johnson
Affirmative	7,673,911,405.84	94.018%
Withheld	488,283,532.45	5.982%
TOTAL	8,162,194,938.29	100.000%
Edward C. Johnson 3d
Affirmative	7,663,368,736.50	93.889%
Withheld	498,826,201.79	6.111%
TOTAL	8,162,194,938.29	100.000%
Stephen P. Jonas
Affirmative	7,691,649,604.32	94.235%
Withheld	470,545,333.97	5.765%
TOTAL	8,162,194,938.29	100.000%
Marie L. Knowles
Affirmative	7,715,176,904.55	94.523%
Withheld	447,018,033.74	5.477%
TOTAL	8,162,194,938.29	100.000%
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	7,724,450,005.27	94.637%
Withheld	437,744,933.02	5.363%
TOTAL	8,162,194,938.29	100.000%
Marvin L. Mann
Affirmative	7,705,305,152.88	94.402%
Withheld	456,889,785.41	5.598%
TOTAL	8,162,194,938.29	100.000%
William O. McCoy
Affirmative	7,694,658,613.44	94.272%
Withheld	467,536,324.85	5.728%
TOTAL	8,162,194,938.29	100.000%
Robert L. Reynolds
Affirmative	7,712,454,548.18	94.490%
Withheld	449,740,390.11	5.510%
TOTAL	8,162,194,938.29	100.000%
Cornelia M. Small
Affirmative	7,719,750,543.37	94.579%
Withheld	442,444,394.92	5.421%
TOTAL	8,162,194,938.29	100.000%
William S. Stavropoulos
Affirmative	7,721,337,234.05	94.599%
Withheld	440,857,704.24	5.401%
TOTAL	8,162,194,938.29	100.000%
Kenneth L. Wolfe
Affirmative	7,720,752,910.62	94.592%
Withheld	441,442,027.67	5.408%
TOTAL	8,162,194,938.29	100.000%
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Destiny II

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Fidelity Advisor
Destiny II Fund - Institutional Class

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

ADESII-I-USAN-0506

1.814764.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 18, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	May 18, 2006